UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

August 31, 2011

1.805766.107

EIF-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,488	$ 19,895
Ballard Power Systems, Inc. (a)(d)	6,442	8,816
China Automotive Systems, Inc. (a)(d)	2,230	11,172
China XD Plastics Co. Ltd. (a)(d)	4,588	24,362
Dorman Products, Inc. (a)	1,370	44,320
Exide Technologies (a)	5,824	32,847
Federal-Mogul Corp. Class A (a)	7,489	133,005
Fuel Systems Solutions, Inc. (a)	1,416	29,920
Gentex Corp.	10,462	271,437
Motorcar Parts of America, Inc. (a)	1,158	11,765
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	963	3,188
Shiloh Industries, Inc.	1,829	18,491
SORL Auto Parts, Inc. (a)(d)	1,464	5,051
Spartan Motors, Inc.	2,787	12,764
Strattec Security Corp.	415	10,898
Wonder Auto Technology, Inc. (a)(d)	2,915	15,799
		653,730
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	3,592	9,231
Tesla Motors, Inc. (a)(d)	7,351	181,864
		191,095
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,524	9,769
Core-Mark Holding Co., Inc. (a)	857	30,441
LKQ Corp. (a)	10,971	280,858
Pool Corp.	3,469	89,951
Weyco Group, Inc.	1,086	24,707
		435,726
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	1,395	57,502
Apollo Group, Inc. Class A (non-vtg.) (a)	10,352	484,732
Archipelago Learning, Inc. (a)(d)	2,068	19,212
Ascent Capital Group, Inc. (a)	1,024	49,050
Cambium Learning Group, Inc. (a)	3,505	10,480
Capella Education Co. (a)	1,212	38,760
Career Education Corp. (a)	5,375	91,214
ChinaCast Education Corp. (a)(d)	4,251	18,747
ChinaEdu Corp. sponsored ADR (a)	1,016	6,106
Coinstar, Inc. (a)(d)	2,355	107,364
Collectors Universe, Inc.	712	11,919
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Corinthian Colleges, Inc. (a)(d)	6,096	$ 13,411
Education Management Corp. (a)(d)	9,909	155,869
Global Education & Technology Group Ltd. ADR (a)	620	3,150
Grand Canyon Education, Inc. (a)	3,280	51,004
Learning Tree International, Inc.	1,097	10,641
Lincoln Educational Services Corp.	1,850	18,186
Matthews International Corp. Class A	2,164	72,299
National American University Holdings, Inc.	1,829	16,059
Princeton Review, Inc. (a)(d)	2,376	430
Steiner Leisure Ltd. (a)	1,160	46,272
Stewart Enterprises, Inc. Class A	6,460	39,148
StoneMor Partners LP	1,515	43,511
Strayer Education, Inc.	841	79,601
		1,444,667
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)	2,049	26,617
Ambassadors Group, Inc.	1,175	8,930
Ameristar Casinos, Inc.	2,526	47,160
Asia Entertainment & Resources Ltd. (d)	2,800	21,588
Benihana, Inc. (a)	789	6,422
Benihana, Inc. Class A (sub. vtg.) (a)	376	3,049
BJ's Restaurants, Inc. (a)	2,108	97,326
Bob Evans Farms, Inc.	2,352	74,700
Bravo Brio Restaurant Group, Inc.	1,420	29,465
Buffalo Wild Wings, Inc. (a)	1,373	84,618
Caribou Coffee Co., Inc. (a)	1,897	28,815
Carrols Restaurant Group, Inc. (a)	1,638	15,135
Century Casinos, Inc. (a)	2,256	6,294
China Lodging Group Ltd. ADR (a)(d)	1,825	30,313
Churchill Downs, Inc.	1,299	56,870
Cosi, Inc. (a)	1,996	1,397
Cracker Barrel Old Country Store, Inc.	1,744	73,876
Ctrip.com International Ltd. sponsored ADR (a)	10,811	451,035
Denny's Corp. (a)	7,552	28,622
Dunkin' Brands Group, Inc. (a)(d)	9,303	245,041
Einstein Noah Restaurant Group, Inc.	1,406	21,048
eLong, Inc. sponsored ADR (a)	893	16,190
Empire Resorts, Inc. (a)(d)	4,691	3,706
Famous Dave's of America, Inc. (a)	1,074	10,257
Gaming Partners International Corp.	597	4,418
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Great Wolf Resorts, Inc. (a)	3,173	$ 9,011
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	2,273	86,920
International Speedway Corp. Class A	1,803	45,363
Interval Leisure Group, Inc. (a)	4,229	53,285
Isle of Capri Casinos, Inc. (a)(d)	3,470	22,694
Jack in the Box, Inc. (a)	3,535	73,422
Jamba, Inc. (a)	4,136	7,279
Lakes Entertainment, Inc. (a)	2,346	5,701
McCormick & Schmick's Seafood Restaurants (a)	992	6,190
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	13,117	170,521
Monarch Casino & Resort, Inc. (a)	1,459	14,838
Morgans Hotel Group Co. (a)	2,367	16,261
MTR Gaming Group, Inc. (a)	1,922	4,805
Multimedia Games Holdng Co., Inc. (a)	2,225	10,969
O'Charleys, Inc. (a)	1,573	8,840
P.F. Chang's China Bistro, Inc. (d)	1,700	51,238
Panera Bread Co. Class A (a)	2,135	245,845
Papa John's International, Inc. (a)	2,041	60,720
Peet's Coffee & Tea, Inc. (a)	962	56,037
Penn National Gaming, Inc. (a)	5,747	228,788
PokerTek, Inc. (a)(d)	228	271
Premier Exhibitions, Inc. (a)	3,637	6,001
Red Robin Gourmet Burgers, Inc. (a)	1,253	39,094
Rick's Cabaret International, Inc. (a)	524	3,747
Ruth's Hospitality Group, Inc. (a)	3,483	18,425
Scientific Games Corp. Class A (a)	6,896	60,823
Shuffle Master, Inc. (a)	4,163	36,884
Sonic Corp. (a)	4,845	44,913
Starbucks Corp.	55,385	2,138,969
Texas Roadhouse, Inc. Class A	5,357	76,605
The Cheesecake Factory, Inc. (a)	3,991	109,553
Town Sports International Holdings, Inc. (a)	1,521	11,423
Wynn Resorts Ltd.	9,203	1,423,888
		6,542,215
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	6,983
Cavco Industries, Inc. (a)	539	19,603
CTI Industries Corp.	672	2,688
Deer Consumer Products, Inc. (d)	2,580	14,138
Dixie Group, Inc. (a)	767	2,830
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Flexsteel Industries, Inc.	620	$ 9,722
Garmin Ltd. (d)	15,313	513,445
Helen of Troy Ltd. (a)	2,217	66,554
Hooker Furniture Corp.	696	6,299
iRobot Corp. (a)	1,934	53,804
Lifetime Brands, Inc.	634	6,720
SGOCO Technology Ltd. (a)	1,000	3,100
Skullcandy, Inc. (a)	2,168	35,859
SodaStream International Ltd. (d)	1,510	53,530
Stanley Furniture Co., Inc. (a)	825	2,846
Universal Electronics, Inc. (a)	1,279	24,889
Zagg, Inc. (a)(d)	2,058	30,932
		853,942
Internet & Catalog Retail - 4.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	4,350
Amazon.com, Inc. (a)	33,494	7,210,923
Bidz.com, Inc. (a)	6,158	3,818
Blue Nile, Inc. (a)(d)	1,069	41,509
dELiA*s, Inc. (a)	2,226	3,428
Expedia, Inc.	18,232	552,612
Gaiam, Inc. Class A	1,930	7,218
Geeknet, Inc. (a)	449	9,469
Hollywood Media Corp. (a)	3,540	5,558
HomeAway, Inc.	5,947	248,822
HSN, Inc. (a)	4,478	143,923
Liberty Media Corp. Interactive Series A (a)	43,288	684,816
MakeMyTrip Ltd. (d)	2,600	49,400
Mecox Lane Ltd. ADR	800	1,616
Netflix, Inc. (a)	3,884	912,779
NutriSystem, Inc.	2,035	26,028
Overstock.com, Inc. (a)	2,066	21,631
PetMed Express, Inc. (d)	1,606	16,269
Priceline.com, Inc. (a)	3,688	1,981,415
Shutterfly, Inc. (a)	2,497	133,989
US Auto Parts Network, Inc. (a)	2,459	15,541
ValueVision Media, Inc. Class A (a)	5,170	19,594
Vitacost.com, Inc. (a)	2,000	9,540
		12,104,248
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	819	12,842
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Black Diamond, Inc. (a)	1,564	$ 12,058
Escalade, Inc.	749	3,752
Hasbro, Inc.	9,974	386,393
JAKKS Pacific, Inc.	2,005	34,085
Johnson Outdoors, Inc. Class A (a)	771	12,197
Mattel, Inc.	25,622	688,463
Smith & Wesson Holding Corp. (a)	5,026	16,435
Summer Infant, Inc. (a)	1,750	12,233
		1,178,458
Media - 5.4%
AirMedia Group, Inc. ADR (a)	3,030	8,181
AMC Networks, Inc. Class A	4,300	159,100
Beasley Broadcast Group, Inc. Class A (a)	689	2,797
Bona Film Group Ltd. sponsored ADR (d)	800	3,808
Carmike Cinemas, Inc. (a)	1,268	8,977
Central European Media Enterprises Ltd. Class A (a)(d)	4,404	56,635
Charter Communications, Inc. Class A (a)	8,114	404,726
China Yida Holding Co. (a)	1,936	6,795
ChinaNet Online Holdings, Inc. (a)(d)	1,300	1,495
Comcast Corp.:
Class A	153,669	3,305,420
Class A (special) (non-vtg.)	50,210	1,062,444
Crown Media Holdings, Inc. Class A (a)(d)	28,919	38,173
CTC Media, Inc.	11,605	182,779
Cumulus Media, Inc. Class A (a)(d)	3,181	8,557
Daily Journal Corp. (a)	220	15,400
DIRECTV (a)	56,997	2,506,158
Discovery Communications, Inc. (a)	10,603	448,295
Discovery Communications, Inc. Class C (non-vtg.)(a)	9,831	388,423
DISH Network Corp. Class A (a)	15,202	377,922
DreamWorks Animation SKG, Inc. Class A (a)	5,535	116,899
Emmis Communications Corp. Class A (a)	2,486	1,889
Fisher Communications, Inc. (a)	802	21,261
Focus Media Holding Ltd. ADR (a)	8,946	280,547
Global Sources Ltd. (a)	2,562	20,957
Global Traffic Network, Inc. (a)	1,198	16,772
Harris Interactive, Inc. (a)	4,199	2,699
Insignia Systems, Inc.	738	2,487
interCLICK, Inc. (a)	2,807	16,224
Knology, Inc. (a)	2,957	40,304
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)(d)	5,688	$ 118,936
Liberty Global, Inc.:
Class A (a)	11,147	450,227
Class B (a)	234	9,753
Class C (a)	8,587	331,372
Liberty Media Corp.:
Capital Series A (a)	5,707	406,966
Starz Series A (a)	3,774	259,915
LodgeNet Entertainment Corp. (a)(d)	2,000	3,720
Madison Square Garden Co. Class A (a)	4,532	109,493
MDC Partners, Inc. Class A (sub. vtg.)	2,702	43,097
Morningstar, Inc.	3,743	223,307
National CineMedia, Inc.	4,109	58,225
Navarre Corp. (a)	2,626	4,674
New Frontier Media, Inc. (a)	2,838	3,548
News Corp.:
Class A	134,788	2,327,789
Class B	59,280	1,030,286
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	7,113
Outdoor Channel Holdings, Inc.	1,940	13,367
Private Media Group, Inc. (a)	3,679	2,575
Radio One, Inc. Class D (non-vtg.) (a)	3,233	4,623
ReachLocal, Inc. (a)(d)	2,328	33,872
Reading International, Inc. Class A (a)	2,789	11,853
Rentrak Corp. (a)	996	14,253
RRSat Global Communications Network Ltd.	1,296	7,724
Salem Communications Corp. Class A	1,009	2,533
Scholastic Corp.	2,270	63,015
Sinclair Broadcast Group, Inc. Class A	3,919	30,607
Sirius XM Radio, Inc. (a)(d)	289,962	521,932
Spanish Broadcasting System, Inc. Class A (a)	311	992
SuperMedia, Inc. (a)(d)	1,700	3,604
Value Line, Inc.	658	8,034
Virgin Media, Inc.	23,646	599,663
VisionChina Media, Inc. ADR (a)(d)	5,356	10,016
Westwood One, Inc. (a)(d)	1,656	9,356
WPP PLC sponsored ADR	749	39,225
		16,271,789
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	9,054	646,637
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Fred's, Inc. Class A	3,106	$ 35,564
Gordmans Stores, Inc.	1,550	23,095
Sears Holdings Corp. (a)(d)	7,921	474,389
The Bon-Ton Stores, Inc.	1,410	9,884
Tuesday Morning Corp. (a)	4,055	16,179
		1,205,748
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	3,230	4,005
America's Car Mart, Inc. (a)	822	24,701
Ascena Retail Group, Inc. (a)	5,805	164,978
AutoChina International Ltd. (a)(d)	1,476	35,424
bebe Stores, Inc.	6,318	43,341
Bed Bath & Beyond, Inc. (a)	18,387	1,045,485
Big 5 Sporting Goods Corp.	1,981	14,719
Body Central Corp.	1,200	20,820
Books-A-Million, Inc. (d)	1,634	4,265
Cache, Inc. (a)	659	3,657
Casual Male Retail Group, Inc. (a)	2,971	12,389
Charming Shoppes, Inc. (a)	8,467	26,840
Citi Trends, Inc. (a)	1,148	13,386
Coldwater Creek, Inc. (a)(d)	6,864	7,276
Conn's, Inc. (a)(d)	2,376	13,614
Cost Plus, Inc. (a)	1,641	12,751
Destination Maternity Corp.	894	12,561
Finish Line, Inc. Class A	3,833	77,043
Francescas Holdings Corp. (a)	3,285	75,325
Golfsmith International Holdings, Inc. (a)	629	1,962
Hastings Entertainment, Inc. (a)	1,374	4,452
Hibbett Sports, Inc. (a)	2,043	76,531
Hot Topic, Inc.	3,405	28,193
Jos. A. Bank Clothiers, Inc. (a)(d)	2,076	106,395
Kirkland's, Inc. (a)	1,743	16,140
Monro Muffler Brake, Inc.	2,220	87,757
O'Reilly Automotive, Inc. (a)	10,170	659,830
Pacific Sunwear of California, Inc. (a)	4,706	7,294
PetSmart, Inc.	8,343	351,908
Rent-A-Center, Inc.	4,708	132,671
Ross Stores, Inc.	8,711	666,609
rue21, Inc. (a)	1,904	47,714
Select Comfort Corp. (a)	4,300	68,284
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Shoe Carnival, Inc. (a)	937	$ 23,715
Staples, Inc.	52,276	770,548
Stein Mart, Inc.	3,185	22,550
Syms Corp. (a)	1,060	9,392
Tandy Leather Factory, Inc. (a)	800	3,840
The Children's Place Retail Stores, Inc. (a)	1,978	84,896
Tractor Supply Co.	5,359	328,882
Trans World Entertainment Corp. (a)	1,445	2,933
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,468	263,969
Urban Outfitters, Inc. (a)	11,938	312,477
West Marine, Inc. (a)	2,166	20,469
Wet Seal, Inc. Class A (a)	7,436	37,477
Winmark Corp.	446	20,931
Zumiez, Inc. (a)	2,370	43,821
		5,814,220
Textiles, Apparel & Luxury Goods - 0.7%
Cherokee, Inc.	881	12,202
Columbia Sportswear Co.	2,412	127,088
Crocs, Inc. (a)	6,417	175,569
Deckers Outdoor Corp. (a)	2,847	253,269
Exceed Co. Ltd. (a)(d)	1,935	8,166
Fossil, Inc. (a)	4,739	457,835
G-III Apparel Group Ltd. (a)	1,437	40,610
Heelys, Inc. (a)	1,200	2,520
Iconix Brand Group, Inc. (a)	5,462	106,946
Joe's Jeans, Inc. (a)	4,434	2,935
K-Swiss, Inc. Class A (a)	2,345	12,522
Kingold Jewelry, Inc. (a)(d)	2,507	3,786
Lacrosse Footwear, Inc.	760	9,804
LJ International, Inc. (a)(d)	2,378	6,706
lululemon athletica, Inc. (a)	7,912	433,024
Perry Ellis International, Inc. (a)	1,086	24,956
R.G. Barry Corp.	1,275	13,018
Rocky Brands, Inc. (a)	1,005	11,598
Steven Madden Ltd. (a)	3,187	115,114
Tandy Brands Accessories, Inc. (a)	905	1,584
True Religion Apparel, Inc. (a)	1,926	58,743
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc.	3,107	$ 109,056
Wacoal Holdings Corp. sponsored ADR	189	11,748
		1,998,799
TOTAL CONSUMER DISCRETIONARY		48,694,637
CONSUMER STAPLES - 2.4%
Beverages - 0.2%
Central European Distribution Corp. (a)(d)	5,280	37,171
Coca-Cola Bottling Co. Consolidated	560	31,360
Craft Brewers Alliance, Inc. (a)	2,374	14,197
Hansen Natural Corp. (a)	6,566	560,211
Jones Soda Co. (a)	1,719	1,530
MGP Ingredients, Inc.	1,799	11,028
National Beverage Corp.	3,399	56,050
Primo Water Corp.	1,600	11,312
		722,859
Food & Staples Retailing - 1.4%
Andersons, Inc.	1,435	57,701
Arden Group, Inc. Class A	231	18,838
Casey's General Stores, Inc.	2,714	122,130
Chefs' Warehouse Holdings (a)	1,520	22,040
China Jo-Jo Drugstores, Inc. (a)(d)	1,100	2,068
Costco Wholesale Corp.	32,205	2,529,381
Fresh Market, Inc.	3,506	135,367
Ingles Markets, Inc. Class A	1,211	18,565
Nash-Finch Co.	1,029	32,722
PriceSmart, Inc.	2,322	151,998
QKL Stores, Inc. (a)	3,276	4,619
Spartan Stores, Inc.	1,954	31,538
Susser Holdings Corp. (a)	1,411	29,772
The Pantry, Inc. (a)	1,730	21,625
United Natural Foods, Inc. (a)	3,587	145,883
Village Super Market, Inc. Class A	428	10,713
Whole Foods Market, Inc.	12,978	856,937
Winn-Dixie Stores, Inc. (a)	4,206	32,428
		4,224,325
Food Products - 0.7%
AgFeed Industries, Inc. (a)(d)	2,483	2,582
Alico, Inc.	753	15,994
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Bridgford Foods Corp.	433	$ 4,347
Cal-Maine Foods, Inc. (d)	1,661	53,933
Calavo Growers, Inc.	1,103	22,060
Cresud S.A.C.I.F. y A. sponsored ADR	3,595	50,797
Diamond Foods, Inc.	1,662	131,065
Farmer Brothers Co. (d)	1,539	8,726
GLG Life Tech Corp. (a)	1,584	6,875
Green Mountain Coffee Roasters, Inc. (a)	11,348	1,188,590
Griffin Land & Nurseries, Inc.	515	13,673
Hain Celestial Group, Inc. (a)	3,237	102,386
Imperial Sugar Co.	1,133	10,152
J&J Snack Foods Corp.	1,443	73,030
John B. Sanfilippo & Son, Inc. (a)	308	2,575
Lancaster Colony Corp. (d)	2,069	125,423
Le Gaga Holdings Ltd. ADR (d)	950	5,700
Lifeway Foods, Inc. (a)(d)	1,830	19,197
Limoneira Co.	1,164	20,428
Origin Agritech Ltd. (a)	2,765	8,019
Sanderson Farms, Inc. (d)	1,625	63,700
Seneca Foods Corp. Class A (a)	877	20,531
SkyPeople Fruit Juice, Inc. (a)(d)	1,700	3,774
Smart Balance, Inc. (a)	4,903	24,760
Snyders-Lance, Inc.	5,028	111,974
SunOpta, Inc. (a)	4,632	24,225
Zhongpin, Inc. (a)(d)	3,093	29,353
		2,143,869
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,708	13,391
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,367	18,628
WD-40 Co.	1,339	55,086
		87,105
Personal Products - 0.1%
China Sky One Medical, Inc. (a)(d)	1,836	4,149
Elizabeth Arden, Inc. (a)	2,172	69,982
Inter Parfums, Inc.	2,383	39,462
Mannatech, Inc. (a)	1,708	943
Nature's Sunshine Products, Inc. (a)(d)	1,394	23,991
Nutraceutical International Corp. (a)	889	12,402
Parlux Fragrances, Inc. (a)	684	2,257
Physicians Formula Holdings, Inc. (a)	1,230	4,194
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Reliv International, Inc.	923	$ 1,486
Synutra International, Inc. (a)(d)	4,211	25,771
The Female Health Co. (d)	2,003	8,633
		193,270
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	9,400	22,090
TOTAL CONSUMER STAPLES		7,393,518
ENERGY - 1.6%
Energy Equipment & Services - 0.3%
Dawson Geophysical Co. (a)	534	18,711
ENGlobal Corp. (a)	1,250	4,125
Exterran Partners LP	2,127	48,474
Forbes Energy Services Ltd. (a)	5,500	46,805
Global Industries Ltd. (a)	8,947	39,456
Gulf Island Fabrication, Inc.	1,159	28,511
Hercules Offshore, Inc. (a)	8,686	36,655
Lufkin Industries, Inc.	2,222	138,275
Matrix Service Co. (a)	1,981	21,533
Mitcham Industries, Inc. (a)	966	16,238
OYO Geospace Corp. (a)	502	36,997
Patterson-UTI Energy, Inc.	11,054	270,160
PHI, Inc. (non-vtg.) (a)	1,185	26,840
Recon Technology Ltd. (a)(d)	1,253	1,792
RigNet, Inc.	1,200	18,444
SinoTech Energy Ltd. ADR (d)	1,590	1,868
Tesco Corp. (a)	2,917	48,714
TGC Industries, Inc. (a)	1,256	8,013
Union Drilling, Inc. (a)	1,670	14,245
		825,856
Oil, Gas & Consumable Fuels - 1.3%
Abraxas Petroleum Corp. (a)(d)	7,394	27,284
Alliance Holdings GP, LP	4,395	208,763
Alliance Resource Partners LP	2,732	196,349
Amyris, Inc. (d)	3,400	68,238
APCO Oil and Gas International, Inc.	685	54,211
Approach Resources, Inc. (a)(d)	2,086	38,716
Atlas Energy, Inc. (a)	5,912	0
ATP Oil & Gas Corp. (a)(d)	3,994	53,799
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BioFuel Energy Corp. (a)	9,168	$ 2,659
BreitBurn Energy Partners LP	4,316	79,803
Brigham Exploration Co. (a)	8,543	248,601
Calumet Specialty Products Partners LP	2,943	60,685
Capital Product Partners LP	3,440	23,392
Carrizo Oil & Gas, Inc. (a)	2,927	87,869
Clayton Williams Energy, Inc. (a)(d)	941	53,392
Clean Energy Fuels Corp. (a)(d)	5,137	67,654
Copano Energy LLC	4,967	161,030
CREDO Petroleum Corp. (a)	813	7,504
Crimson Exploration, Inc. (a)	5,112	13,189
Crosstex Energy LP	4,020	65,888
Crosstex Energy, Inc.	3,675	42,961
Delta Petroleum Corp. (a)(d)	2,050	6,601
Dorchester Minerals LP	2,405	59,836
Double Eagle Petroleum Co. (a)	564	5,352
Eagle Rock Energy Partners LP	8,854	94,029
Energy XXI (Bermuda) Ltd. (a)	5,569	149,305
EV Energy Partners LP	2,510	172,889
FX Energy, Inc. (a)	3,870	24,188
GeoMet, Inc. (a)	2,493	2,244
Georesources, Inc. (a)	1,840	42,872
Gevo, Inc. (a)(d)	2,000	21,340
Golar LNG Ltd. (NASDAQ)	5,628	185,668
Golar LNG Partners LP	1,800	46,278
Green Plains Renewable Energy, Inc. (a)	2,634	27,815
Gulfport Energy Corp. (a)	3,383	97,769
Hallador Energy Co.	1,945	16,630
Isramco, Inc. (a)	192	12,482
Ivanhoe Energy, Inc. (a)(d)	25,870	43,064
James River Coal Co. (a)	2,824	30,556
KiOR, Inc. Class A (d)	3,185	43,953
Knightsbridge Tankers Ltd. (d)	1,852	33,225
L&L Energy, Inc. (a)(d)	2,643	9,251
Legacy Reserves LP	3,227	88,936
LINN Energy LLC/LINN Energy Finance Corp.	12,957	490,422
Magellan Petroleum Corp. (a)	4,557	6,881
Marine Petroleum Trust	176	3,805
Martin Midstream Partners LP	1,573	55,873
Pacific Ethanol, Inc. (a)(d)	794	369
Petroleum Development Corp. (a)	1,699	40,453
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PostRock Energy Corp. (a)	1,147	$ 5,184
PrimeEnergy Corp. (a)	168	3,459
Ram Energy Resources, Inc. (a)(d)	7,581	7,733
Rex Energy Corp. (a)	3,122	38,369
Rosetta Resources, Inc. (a)	3,968	182,330
Sino Clean Energy, Inc. (a)(d)	623	947
Sino Clean Energy, Inc. rights 6/20/11 (a)	623	0
Solazyme, Inc.	4,572	64,054
StealthGas, Inc. (a)	1,288	5,487
Syntroleum Corp. (a)	7,054	8,465
TC Pipelines LP	3,887	169,473
Top Ships, Inc. (a)	189	340
Toreador Resources Corp. (a)	1,924	6,138
TORM AS ADR (a)	347	819
TransGlobe Energy Corp. (a)	5,544	53,674
Uranium Resources, Inc. (a)(d)	6,787	7,941
Verenium Corp. (a)(d)	1,612	5,062
Warren Resources, Inc. (a)	6,353	21,473
Zion Oil & Gas, Inc. (a)(d)	3,214	9,063
Zion Oil & Gas, Inc. warrants 8/15/12 (a)(d)	1,286	592
		3,964,676
TOTAL ENERGY		4,790,532
FINANCIALS - 6.6%
Capital Markets - 1.3%
American Capital Ltd. (a)	26,001	226,469
BGC Partners, Inc. Class A	6,623	43,513
Calamos Asset Management, Inc. Class A	1,792	21,128
Capital Southwest Corp.	282	25,129
CIFI Corp. (a)	1,024	5,089
Cowen Group, Inc. Class A (a)(d)	8,640	30,067
Diamond Hill Investment Group, Inc.	178	13,010
E*TRADE Financial Corp. (a)	20,609	254,727
Edelman Financial Group, Inc.	2,380	16,541
Epoch Holding Corp.	1,806	26,873
FBR Capital Markets Corp. (a)	5,452	13,903
Financial Engines, Inc. (a)	3,255	72,521
FirstCity Financial Corp. (a)	1,173	7,519
Gleacher & Co., Inc. (a)	12,422	16,024
Harris & Harris Group, Inc. (a)	3,415	14,172
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Horizon Technology Finance Corp.	560	$ 8,870
ICG Group, Inc. (a)	2,800	28,686
INTL FCStone, Inc. (a)(d)	1,551	36,107
LPL Investment Holdings, Inc. (d)	8,070	234,837
Medallion Financial Corp.	1,715	16,858
Northern Trust Corp.	17,724	681,133
Penson Worldwide, Inc. (a)(d)	2,074	4,231
Prospect Capital Corp.	6,371	55,937
Rodman & Renshaw Capital Group, Inc. (a)(d)	2,182	2,924
SEI Investments Co.	13,748	235,228
Siebert Financial Corp. (a)	2,067	2,976
T. Rowe Price Group, Inc.	19,273	1,030,720
TD Ameritrade Holding Corp.	41,888	644,237
U.S. Global Investments, Inc. Class A	870	6,029
Virtus Investment Partners, Inc. (a)	532	32,617
WisdomTree Investments, Inc. (a)	8,532	77,044
		3,885,119
Commercial Banks - 2.5%
1st Source Corp.	1,711	38,925
1st United Bancorp, Inc. (a)	2,920	15,622
Alliance Financial Corp.	376	11,393
American National Bankshares, Inc.	549	10,157
American River Bankshares (a)	684	3,434
Ameris Bancorp (a)	1,504	13,837
AmeriServ Financial, Inc. (a)	1,045	2,289
Ames National Corp.	710	11,878
Arrow Financial Corp.	875	20,746
Associated Banc-Corp.	12,917	142,087
BancFirst Corp.	1,242	44,364
Bancorp Rhode Island, Inc.	555	23,954
Bancorp, Inc., Delaware (a)	3,061	23,876
BancTrust Financial Group, Inc. (a)	1,124	2,585
Bank of Granite Corp. (a)(d)	972	739
Bank of Kentucky Financial Corp.	771	17,409
Bank of Marin Bancorp	428	15,241
Bank of the Ozarks, Inc.	2,552	57,981
Banner Bank	1,488	23,004
BCB Bancorp, Inc.	1,563	15,036
Berkshire Bancorp, Inc. (a)	927	5,910
BNC Bancorp	475	3,230
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BOK Financial Corp.	5,079	$ 249,887
Boston Private Financial Holdings, Inc. (d)	5,642	35,150
Bridge Bancorp, Inc.	828	16,270
Bridge Capital Holdings (a)	1,197	12,090
Bryn Mawr Bank Corp.	1,221	23,211
Camden National Corp.	695	19,543
Cape Bancorp, Inc. (a)	2,034	16,679
Capital Bank Corp. (a)	5,463	15,242
Capital City Bank Group, Inc. (d)	1,669	16,974
Cardinal Financial Corp.	1,972	19,365
Cascade Bancorp (a)(d)	3,128	31,280
Cathay General Bancorp	6,123	78,497
Center Bancorp, Inc.	1,687	16,178
Center Financial Corp. (a)	2,982	16,461
Centerstate Banks of Florida, Inc.	2,198	13,100
Century Bancorp, Inc. Class A (non-vtg.)	620	16,560
Chemical Financial Corp.	2,040	35,272
Citizens & Northern Corp.	1,323	21,578
Citizens Republic Bancorp, Inc. (a)	3,414	27,005
City Holding Co. (d)	1,241	37,689
CNB Financial Corp., Pennsylvania	1,343	18,211
CoBiz, Inc.	2,695	15,388
Colony Bankcorp, Inc. (a)	217	649
Columbia Banking Systems, Inc.	3,122	51,045
Commerce Bancshares, Inc.	6,400	253,248
Commonwealth Bankshares, Inc. (a)	311	40
Community Trust Bancorp, Inc.	1,314	33,179
CVB Financial Corp. (d)	8,004	69,795
Dearborn Bancorp, Inc. (a)(d)	465	512
Eagle Bancorp, Inc., Maryland (a)	1,872	23,194
East West Bancorp, Inc.	10,820	180,586
Eastern Virgina Bankshares, Inc.	469	1,140
Encore Bancshares, Inc. (a)(d)	828	9,183
Enterprise Bancorp, Inc.	972	13,569
Enterprise Financial Services Corp.	1,516	22,437
Farmers Capital Bank Corp. (a)	175	758
Fidelity Southern Corp.	918	5,838
Fifth Third Bancorp	70,303	746,618
Financial Institutions, Inc.	990	15,602
First Bancorp, North Carolina	1,220	11,895
First Busey Corp.	7,187	35,001
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First California Financial Group, Inc. (a)	3,569	$ 11,421
First Citizen Bancshares, Inc.	660	104,940
First Community Bancshares, Inc.	1,290	15,325
First Financial Bancorp, Ohio	4,493	71,753
First Financial Bankshares, Inc. (d)	2,406	71,242
First Financial Corp., Indiana	1,005	31,055
First Financial Service Corp. (a)	413	760
First Interstate Bancsystem, Inc.	1,287	15,689
First M&F Corp.	2,803	9,054
First Merchants Corp.	2,065	15,673
First Midwest Bancorp, Inc., Delaware	5,604	49,203
First of Long Island Corp.	928	22,086
First Security Group, Inc. (a)	566	153
First South Bancorp, Inc., Virginia	619	2,495
First United Corp.	493	2,105
Firstbank Corp., Michigan	489	2,567
FirstMerit Corp.	8,198	102,147
FNB Corp., North Carolina (a)	602	253
Fulton Financial Corp.	15,000	137,550
German American Bancorp, Inc.	1,177	18,550
Glacier Bancorp, Inc.	5,627	64,767
Great Southern Bancorp, Inc.	1,078	19,027
Green Bankshares, Inc. (a)	802	1,636
Grupo Financiero Galicia SA sponsored ADR	3,399	40,448
Guaranty Bancorp (a)	2,883	3,056
Hampton Roads Bankshares, Inc. (a)(d)	2,439	19,171
Hancock Holding Co.	6,157	192,283
Hanmi Financial Corp. (a)(d)	13,846	13,431
Hawthorn Bancshares, Inc.	322	2,502
Heartland Financial USA, Inc.	1,256	18,890
Heritage Commerce Corp. (a)	2,406	10,274
Heritage Financial Corp., Washington	1,562	18,229
Home Bancshares, Inc.	2,133	50,083
Huntington Bancshares, Inc.	62,387	313,807
IBERIABANK Corp.	2,259	108,748
Independent Bank Corp. (a)	135	267
Independent Bank Corp., Massachusetts	1,594	38,017
International Bancshares Corp.	5,204	81,443
Intervest Bancshares Corp. Class A (a)	539	1,622
Investors Bancorp, Inc. (a)	8,370	120,402
Lakeland Bancorp, Inc.	1,788	15,091
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Lakeland Financial Corp.	1,444	$ 31,450
LNB Bancorp, Inc.	836	3,645
Macatawa Bank Corp. (a)(d)	1,576	4,728
MainSource Financial Group, Inc.	1,798	15,984
MB Financial, Inc.	4,194	68,362
MBT Financial Corp. (a)	578	734
Mercantile Bank Corp. (a)	476	3,956
Merchants Bancshares, Inc.	610	16,610
Metro Bancorp, Inc. (a)	1,268	12,731
Metrocorp Bancshares, Inc. (a)	1,279	7,111
Middleburg Financial Corp.	515	7,895
MidWestOne Financial Group, Inc.	1,033	15,092
Nara Bancorp, Inc. (a)	2,750	19,525
National Bankshares, Inc.	744	19,277
National Penn Bancshares, Inc.	11,161	80,917
NBT Bancorp, Inc.	2,710	55,067
NewBridge Bancorp (a)	1,464	6,559
North Valley Bancorp (a)	616	6,074
Northern States Financial Corp. (a)	462	462
Northfield Bancorp, Inc. (d)	3,482	46,972
Northrim Bancorp, Inc.	787	15,260
Old Point Financial Corp.	453	4,992
Old Second Bancorp, Inc. (a)(d)	929	1,152
OmniAmerican Bancorp, Inc. (a)	1,053	15,037
Orrstown Financial Services, Inc.	901	12,884
Pacific Capital Bancorp NA (a)	2,578	70,560
Pacific Continental Corp.	1,605	13,225
Pacific Mercantile Bancorp (a)	562	2,394
PacWest Bancorp	2,870	46,064
Park Sterling Corp. (a)	2,400	9,888
Patriot National Bancorp, Inc. (a)	549	1,109
Peapack-Gladstone Financial Corp.	546	5,913
Penns Woods Bancorp, Inc.	598	21,085
Peoples Bancorp, Inc.	991	10,574
Pinnacle Financial Partners, Inc. (a)(d)	2,472	31,345
Popular, Inc. (a)	77,052	160,268
Porter Bancorp, Inc.	520	2,361
Preferred Bank, Los Angeles (a)	701	5,629
PremierWest Bancorp (a)	661	826
PrivateBancorp, Inc.	5,561	49,382
Prosperity Bancshares, Inc.	3,504	132,626
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Renasant Corp.	1,973	$ 27,306
Republic Bancorp, Inc., Kentucky Class A	1,490	26,522
Republic First Bancorp, Inc. (a)	1,871	3,630
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	514
Rurban Financial Corp. (a)	723	1,880
S&T Bancorp, Inc.	2,197	40,754
S.Y. Bancorp, Inc.	1,269	25,380
Sandy Spring Bancorp, Inc.	2,008	32,831
SCBT Financial Corp.	1,235	34,642
Seacoast Banking Corp., Florida (a)	4,680	7,909
Shore Bancshares, Inc.	765	4,269
Sierra Bancorp	727	7,648
Signature Bank, New York (a)	3,024	168,165
Silver State Bancorp (a)	100	0
Simmons First National Corp. Class A	1,418	32,642
Southcoast Financial Corp.	587	1,115
Southern Community Financial Corp. (a)	910	1,229
Southside Bancshares, Inc.	1,386	27,554
Southwest Bancorp, Inc., Oklahoma (a)	1,648	8,405
State Bancorp, Inc., New York	1,390	16,138
State Bank Financial Corp. (a)	2,000	28,340
StellarOne Corp.	1,819	21,391
Sterling Financial Corp., Washington (a)	4,813	67,623
Suffolk Bancorp	1,100	9,020
Summit Financial Group, Inc. (a)	500	1,425
Summit Financial Group, Inc. rights 9/15/11 (a)	583	0
Sun Bancorp, Inc., New Jersey (a)	5,346	15,717
Susquehanna Bancshares, Inc.	9,823	65,912
SVB Financial Group (a)	3,173	146,212
Taylor Capital Group, Inc. (a)	2,054	13,351
Tennessee Commerce Bancorp, Inc. (a)	1,122	1,234
Texas Capital Bancshares, Inc. (a)	2,903	74,520
The First Bancorp, Inc. (d)	846	11,319
TIB Financial Corp. (a)	340	3,774
Tower Bancorp, Inc.	796	19,024
TowneBank (d)	2,286	26,906
Trico Bancshares	1,437	19,443
Trustmark Corp.	4,781	102,792
UMB Financial Corp.	3,088	119,753
Umpqua Holdings Corp.	8,625	84,266
Union/First Market Bankshares Corp.	1,847	20,299
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
United Bankshares, Inc., West Virginia (d)	3,649	$ 81,993
United Community Banks, Inc., Georgia (a)(d)	3,021	31,267
United Security Bancshares, Inc.	450	2,660
United Security Bancshares, California (d)	994	3,121
Univest Corp. of Pennsylvania	1,063	14,999
Virginia Commerce Bancorp, Inc. (a)	3,098	18,123
VIST Financial Corp.	512	3,277
Washington Banking Co., Oak Harbor	1,292	14,341
Washington Trust Bancorp, Inc.	1,289	27,830
WesBanco, Inc.	2,143	41,531
West Bancorp., Inc.	1,654	14,588
West Coast Bancorp (a)	1,495	22,126
Westamerica Bancorp.	2,112	89,570
Western Liberty Bancorp (a)	1,400	4,270
Wilshire Bancorp, Inc. (a)	5,053	15,563
Wintrust Financial Corp. (d)	2,660	84,003
Yadkin Valley Financial Corp. (a)	667	1,154
Zions Bancorporation	13,558	236,452
		7,610,278
Consumer Finance - 0.2%
CompuCredit Holdings Corp. (a)	2,801	8,963
Consumer Portfolio Services, Inc. (a)	1,184	1,231
Credit Acceptance Corp. (a)	1,938	133,993
DFC Global Corp. (a)	3,378	74,552
EZCORP, Inc. (non-vtg.) Class A (a)	3,512	117,828
First Cash Financial Services, Inc. (a)	2,333	108,974
Netspend Holdings, Inc.	6,822	40,386
Nicholas Financial, Inc.	993	11,022
QC Holdings, Inc.	1,821	6,993
World Acceptance Corp. (a)(d)	1,195	77,854
		581,796
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)	2,070	8,373
Asta Funding, Inc.	1,124	9,397
California First National Bancorp	901	15,479
CBOE Holdings, Inc.	6,455	162,989
CME Group, Inc.	4,944	1,320,641
Encore Capital Group, Inc. (a)	1,873	44,334
Interactive Brokers Group, Inc.	3,336	50,073
Life Partners Holdings, Inc. (d)	1,553	10,669
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
MarketAxess Holdings, Inc.	2,718	$ 80,127
Marlin Business Services Corp. (a)	1,512	17,554
NewStar Financial, Inc. (a)	3,787	38,892
PICO Holdings, Inc. (a)	1,834	43,136
Portfolio Recovery Associates, Inc. (a)	1,314	96,093
Resource America, Inc. Class A	1,085	4,883
The NASDAQ Stock Market, Inc. (a)	12,854	304,511
		2,207,151
Insurance - 0.8%
21st Century Holding Co. (a)	425	1,029
Alterra Capital Holdings Ltd.	7,841	159,956
American National Insurance Co.	1,970	147,671
Amerisafe, Inc. (a)	1,368	26,991
Amtrust Financial Services, Inc.	4,509	109,073
Arch Capital Group Ltd. (a)	9,767	328,953
Argo Group International Holdings, Ltd.	2,277	62,640
Baldwin & Lyons, Inc. Class B	1,289	29,351
Cincinnati Financial Corp.	11,866	331,299
CNinsure, Inc. ADR (a)(d)	2,816	31,032
Donegal Group, Inc. Class A	1,525	18,559
Eastern Insurance Holdings, Inc.	468	6,178
eHealth, Inc. (a)	1,971	25,111
EMC Insurance Group	882	15,876
Enstar Group Ltd. (a)	982	101,107
Erie Indemnity Co. Class A	3,648	268,237
FPIC Insurance Group, Inc. (a)	629	26,368
Global Indemnity PLC (a)	1,582	29,267
Greenlight Capital Re, Ltd. (a)	2,430	54,505
Hallmark Financial Services, Inc. (a)	1,598	11,090
Harleysville Group, Inc.	1,985	56,910
Infinity Property & Casualty Corp.	923	47,119
Investors Title Co.	213	7,879
Kansas City Life Insurance Co.	814	25,039
Maiden Holdings Ltd.	5,377	45,812
National Interstate Corp.	1,351	30,924
National Western Life Insurance Co. Class A	280	42,277
Navigators Group, Inc. (a)	1,234	55,246
Presidential Life Corp.	2,652	25,433
Safety Insurance Group, Inc.	1,157	45,123
Selective Insurance Group, Inc.	3,984	60,597
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
State Auto Financial Corp.	3,084	$ 43,423
Tower Group, Inc.	3,204	76,928
United Fire & Casualty Co.	1,973	35,731
		2,382,734
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	12,298	350,616
American Capital Mortgage Investment Corp.	1,300	23,660
Gladstone Commercial Corp.	1,389	22,974
Investors Real Estate Trust (d)	7,209	56,086
Mission West Properties, Inc.	1,926	15,061
Potlatch Corp.	2,978	99,942
Retail Opportunity Investments Corp.	3,350	37,487
		605,826
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,950	67,958
Avatar Holdings, Inc. (a)	1,147	11,722
China HGS Real Estate, Inc. (a)(d)	4,000	7,040
China Housing & Land Development, Inc. (a)(d)	4,266	4,309
China Real Estate Information Corp. ADR (a)(d)	1,625	9,458
Elbit Imaging Ltd. (a)	2,178	6,142
FirstService Corp. (sub. vtg.) (a)	2,137	67,982
Stratus Properties, Inc. (a)	1,162	11,608
Thomas Properties Group, Inc. (a)	2,004	6,152
ZipRealty, Inc. (a)	624	1,385
		193,756
Thrifts & Mortgage Finance - 0.8%
Abington Bancorp, Inc.	1,755	15,356
America First Tax Exempt Investors LP	2,764	15,091
Anchor BanCorp Wisconsin, Inc. (a)(d)	2,266	1,382
Atlantic Coast Financial Corp. (a)	130	312
Bank Mutual Corp.	4,433	14,097
BankFinancial Corp.	1,864	14,409
Beneficial Mutual Bancorp, Inc. (a)	6,631	51,987
Berkshire Hills Bancorp, Inc.	1,503	32,375
BofI Holding, Inc. (a)	882	12,507
Brookline Bancorp, Inc., Delaware	4,768	40,147
Brooklyn Federal Bancorp, Inc.	773	611
Camco Financial Corp. (a)	727	923
Capitol Federal Financial, Inc.	12,337	132,376
CFS Bancorp, Inc.	2,034	11,146
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Charter Financial Corp., Georgia	1,600	$ 14,416
Chicopee Bancorp, Inc. (a)	716	10,045
Citizens South Banking Corp., Delaware	668	2,672
Clifton Savings Bancorp, Inc.	1,915	19,169
Dime Community Bancshares, Inc.	2,984	35,987
Eagle Bancorp Montana, Inc.	1,310	13,166
ESB Financial Corp.	1,496	18,161
ESSA Bancorp, Inc.	1,042	11,795
First Advantage Bancorp	905	11,530
First Defiance Financial Corp. (a)	1,088	14,819
First Federal Bancshares of Arkansas, Inc. (a)	452	2,712
First Financial Holdings, Inc.	1,653	10,414
First Financial Northwest, Inc. (a)(d)	1,666	7,430
First Niagara Financial Group, Inc.	22,227	239,163
First PacTrust Bancorp, Inc.	1,274	15,122
First Place Financial Corp. (a)	740	496
Flushing Financial Corp.	2,335	26,806
Fox Chase Bancorp, Inc.	1,170	15,105
Heritage Financial Group, Inc.	681	7,580
HMN Financial, Inc. (a)	448	784
Home Federal Bancorp, Inc.	1,430	14,557
Hudson City Bancorp, Inc.	38,413	238,545
Kaiser Federal Financial Group, Inc.	1,220	14,433
Kearny Financial Corp.	5,037	44,023
Louisiana Bancorp, Inc. (a)	851	13,829
LSB Financial Corp. (a)	136	1,809
Meridian Interstate Bancorp, Inc. (a)	2,072	26,397
MutualFirst Financial, Inc.	1,656	12,851
NASB Financial, Inc. (a)	486	4,923
Northeast Community Bancorp, Inc.	696	4,552
Northwest Bancshares, Inc.	8,086	96,385
OceanFirst Financial Corp.	1,772	21,087
Oritani Financial Corp.	4,328	56,913
Parkvale Financial Corp.	706	13,555
People's United Financial, Inc.	26,523	311,645
Provident Financial Holdings, Inc.	1,514	12,702
Provident New York Bancorp	2,789	17,961
Prudential Bancorp, Inc. of Pennsylvania	1,172	6,176
Pulaski Financial Corp.	1,793	11,421
PVF Capital Corp. (a)	1,421	2,203
Riverview Bancorp, Inc. (a)	4,177	11,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Rockville Financial, Inc.	2,293	$ 22,036
Roma Financial Corp.	2,638	23,294
Severn Bancorp, Inc. (a)	677	2,024
SI Financial Group, Inc.	1,048	9,872
Territorial Bancorp, Inc.	974	19,753
TFS Financial Corp. (a)	23,010	203,869
Timberland Bancorp, Inc. (a)	250	1,265
Tree.com, Inc. (a)	969	5,155
Trustco Bank Corp., New York	5,917	27,632
United Community Financial Corp., Ohio (a)	1,934	1,934
United Financial Bancorp, Inc.	1,560	24,055
ViewPoint Financial Group	2,729	32,775
Washington Federal, Inc.	8,413	126,447
Waterstone Financial, Inc. (a)	2,022	5,257
Westfield Financial, Inc.	2,783	20,928
WSFS Financial Corp.	688	24,080
		2,307,879
TOTAL FINANCIALS		19,774,539
HEALTH CARE - 12.3%
Biotechnology - 5.7%
3SBio, Inc. sponsored ADR (a)	1,653	23,241
Aastrom Biosciences, Inc. (a)(d)	2,172	5,625
Acadia Pharmaceuticals, Inc. (a)	2,336	3,177
Achillion Pharmaceuticals, Inc. (a)	5,756	35,399
Acorda Therapeutics, Inc. (a)	2,897	75,467
AEterna Zentaris, Inc. (sub. vtg.) (a)	9,090	18,271
Affymax, Inc. (a)	3,457	16,213
Agenus, Inc. (a)(d)	9,659	5,023
Alexion Pharmaceuticals, Inc. (a)	13,674	792,340
Alkermes, Inc. (a)	7,249	125,698
Allos Therapeutics, Inc. (a)	7,271	12,288
Alnylam Pharmaceuticals, Inc. (a)	3,693	25,777
AMAG Pharmaceuticals, Inc. (a)	1,731	24,442
Amarin Corp. PLC ADR (a)	7,123	81,986
Amgen, Inc.	68,589	3,800,173
Amicus Therapeutics, Inc. (a)	2,472	11,346
Amylin Pharmaceuticals, Inc. (a)	10,953	123,878
Anadys Pharmaceuticals, Inc. (a)	4,427	3,168
Anthera Pharmaceuticals, Inc. (a)(d)	3,099	17,385
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Ardea Biosciences, Inc. (a)	2,035	$ 33,028
Arena Pharmaceuticals, Inc. (a)(d)	7,480	9,724
ARIAD Pharmaceuticals, Inc. (a)	9,358	92,083
ArQule, Inc. (a)	4,918	21,442
Array Biopharma, Inc. (a)	3,726	7,936
AspenBio Pharma, Inc. (a)	301	1,108
Athersys, Inc. (a)	2,708	6,093
AVEO Pharmaceuticals, Inc. (a)	3,028	51,415
AVI BioPharma, Inc. (a)	10,138	12,571
Avigen, Inc. rights (a)	1,684	0
BioCryst Pharmaceuticals, Inc. (a)	3,295	10,874
Biogen Idec, Inc. (a)	17,864	1,682,789
BioMarin Pharmaceutical, Inc. (a)	8,130	240,526
BioMimetic Therapeutics, Inc. (a)	2,643	8,801
Bionovo, Inc. (a)	640	493
Biosante Pharmaceuticals, Inc. (a)(d)	8,342	21,856
Biospecifics Technologies Corp. (a)	868	15,190
Celgene Corp. (a)	34,247	2,036,669
Cell Therapeutics, Inc. (a)(d)	12,963	15,296
Celldex Therapeutics, Inc. (a)(d)	1,996	6,228
Cephalon, Inc. (a)	5,673	457,471
Cepheid, Inc. (a)	4,501	163,206
Chelsea Therapeutics International Ltd. (a)	4,899	20,968
China Biologic Products, Inc. (a)(d)	1,711	12,884
Cleveland Biolabs, Inc. (a)(d)	3,204	8,298
Codexis, Inc. (a)	3,083	20,009
Cubist Pharmaceuticals, Inc. (a)	4,393	152,393
Curis, Inc. (a)(d)	6,461	20,675
Cyclacel Pharmaceuticals, Inc. (a)(d)	6,783	5,698
Cytokinetics, Inc. (a)	4,127	4,705
Cytori Therapeutics, Inc. (a)(d)	4,179	13,791
CytRx Corp. (a)	5,744	2,183
Dendreon Corp. (a)	10,771	132,268
Discovery Laboratories, Inc. (a)	618	1,329
DUSA Pharmaceuticals, Inc. (a)	2,662	11,606
Dyax Corp. (a)	6,344	9,453
Dynavax Technologies Corp. (a)(d)	7,894	18,946
EntreMed, Inc. (a)	899	1,268
Enzon Pharmaceuticals, Inc. (a)	3,917	33,490
EpiCept Corp. (a)	6,238	2,559
Exact Sciences Corp. (a)	3,530	27,287
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Exelixis, Inc. (a)	9,751	$ 72,937
Genomic Health, Inc. (a)	2,164	52,802
Gentium SpA sponsored ADR (a)(d)	532	3,729
GenVec, Inc. (a)	764	2,109
Geron Corp. (a)	8,872	23,688
Gilead Sciences, Inc. (a)	58,197	2,321,187
Grifols SA ADR (a)	12,824	88,229
GTx, Inc. (a)	5,496	19,896
Halozyme Therapeutics, Inc. (a)(d)	7,473	50,816
Horizon Pharma, Inc.	1,500	12,000
Human Genome Sciences, Inc. (a)	13,928	179,253
Idenix Pharmaceuticals, Inc. (a)	7,108	41,297
Idera Pharmaceuticals, Inc. (a)	1,411	2,540
ImmunoGen, Inc. (a)	5,680	61,685
Immunomedics, Inc. (a)	5,451	21,859
Incyte Corp. (a)(d)	9,393	150,946
Infinity Pharmaceuticals, Inc. (a)	1,942	13,322
Inhibitex, Inc. (a)(d)	7,040	24,851
Insmed, Inc. (a)(d)	2,201	10,455
InterMune, Inc. (a)	4,244	114,164
Ironwood Pharmaceuticals, Inc. Class A (a)	3,904	49,737
Isis Pharmaceuticals, Inc. (a)(d)	7,855	58,834
Keryx Biopharmaceuticals, Inc. (a)	5,121	20,842
Lexicon Pharmaceuticals, Inc. (a)	25,374	34,509
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,933	0
rights 12/31/11 (a)	1,639	0
rights 12/31/11 (a)	1,639	0
Class B (a)	1,504	22,906
General CVR (a)	1,518	39
Glucagon CVR (a)	1,518	21
rights (a)	1,518	38
TR Beta CVR (a)	1,518	18
MannKind Corp. (a)(d)	9,598	28,986
Marina Biotech, Inc. (a)	2,223	463
Marshall Edwards, Inc. (a)(d)	544	789
Maxygen, Inc.	3,058	16,850
Medivation, Inc. (a)	2,582	41,751
Metabolix, Inc. (a)	2,402	12,995
Micromet, Inc. (a)	7,307	35,147
Momenta Pharmaceuticals, Inc. (a)(d)	3,916	66,259
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Myrexis, Inc. (a)	2,341	$ 6,344
Myriad Genetics, Inc. (a)	6,488	128,657
Nabi Biopharmaceuticals (a)	3,990	7,501
Nanosphere, Inc. (a)	2,685	3,813
Neurocrine Biosciences, Inc. (a)	4,029	24,738
NeurogesX, Inc. (a)(d)	1,369	2,724
Novavax, Inc. (a)	7,440	13,727
NPS Pharmaceuticals, Inc. (a)	7,006	52,265
Nymox Pharmaceutical Corp. (a)(d)	2,188	17,285
Omeros Corp. (a)	2,026	7,922
OncoGenex Pharmaceuticals, Inc. (a)	1,058	12,633
Oncolytics Biotech, Inc. (a)(d)	4,695	17,836
Oncothyreon, Inc. (a)	2,510	18,022
ONYX Pharmaceuticals, Inc. (a)	4,752	161,711
Orchid Cellmark, Inc. (a)	2,602	7,051
OREXIGEN Therapeutics, Inc. (a)	3,466	4,922
Osiris Therapeutics, Inc. (a)(d)	2,459	13,156
OXiGENE, Inc. (a)	80	142
Oxygen Biotherapeutics, Inc. (a)	1,500	3,435
PDL BioPharma, Inc.	10,972	67,039
Peregrine Pharmaceuticals, Inc. (a)(d)	4,464	6,294
Pharmacyclics, Inc. (a)	4,881	56,229
Pharmasset, Inc. (a)	2,747	360,736
Pluristem Therapeutics, Inc. (a)(d)	3,372	9,172
Poniard Pharmaceuticals, Inc. (a)	8,376	1,256
Progenics Pharmaceuticals, Inc. (a)	3,007	18,704
QLT, Inc. (a)	4,361	31,486
Raptor Pharmaceutical Corp. (a)(d)	2,078	9,829
Regeneron Pharmaceuticals, Inc. (a)	6,502	383,813
Repligen Corp. (a)	3,646	11,959
Rigel Pharmaceuticals, Inc. (a)	5,128	40,409
RXi Pharmaceuticals Corp. (a)(d)	745	760
Sangamo Biosciences, Inc. (a)	4,425	23,939
Savient Pharmaceuticals, Inc. (a)(d)	5,462	23,487
SciClone Pharmaceuticals, Inc. (a)	4,363	20,419
Seattle Genetics, Inc. (a)(d)	8,298	144,302
SIGA Technologies, Inc. (a)	3,606	20,698
Sinovac Biotech Ltd. (a)	4,346	12,430
Spectrum Pharmaceuticals, Inc. (a)(d)	3,974	33,978
StemCells, Inc. (a)	1,913	4,744
Sunesis Pharmaceuticals, Inc. (a)	2,845	4,410
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
SuperGen, Inc. (a)	7,419	$ 15,951
Synta Pharmaceuticals Corp. (a)	3,543	15,058
Targacept, Inc. (a)	2,644	43,044
Telik, Inc. (a)	2,715	815
Theratechnologies, Inc. (a)	4,600	18,180
Theravance, Inc. (a)	6,222	118,218
Transcept Pharmaceuticals, Inc. (a)	1,571	5,090
Trimeris, Inc. (a)	2,054	4,046
Trius Therapeutics, Inc.	1,800	11,934
United Therapeutics Corp. (a)	4,311	186,020
Vanda Pharmaceuticals, Inc. (a)	2,216	13,429
Vertex Pharmaceuticals, Inc. (a)	15,288	692,088
Vical, Inc. (a)	5,241	19,025
XOMA Ltd. (a)(d)	1,862	3,650
Zalicus, Inc. (a)	9,513	15,221
ZIOPHARM Oncology, Inc. (a)	4,831	27,682
Zogenix, Inc. (d)	2,070	7,162
		17,240,045
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (a)	1,679	41,757
Abiomed, Inc. (a)	2,726	33,911
Accuray, Inc. (a)	5,503	27,185
Align Technology, Inc. (a)(d)	5,805	110,876
Alimera Sciences, Inc. (a)(d)	2,500	17,900
Alphatec Holdings, Inc. (a)(d)	5,917	14,970
Analogic Corp.	895	44,320
Angiodynamics, Inc. (a)	2,144	30,874
Anika Therapeutics, Inc. (a)	1,002	6,032
ArthroCare Corp. (a)	2,137	69,303
Atricure, Inc. (a)	1,732	17,770
Atrion Corp.	170	36,533
BioLase Technology, Inc. (d)	2,372	7,970
BSD Medical Corp. (a)(d)	1,468	4,301
Cardica, Inc. (a)	1,278	2,914
Cardiovascular Systems, Inc. (a)	1,580	20,303
Cerus Corp. (a)(d)	5,389	11,047
China Medical Technologies, Inc. sponsored ADR (a)(d)	2,484	14,904
Conceptus, Inc. (a)	2,216	23,490
CONMED Corp. (a)	2,243	52,598
Cutera, Inc. (a)	1,010	7,969
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cyberonics, Inc. (a)	2,180	$ 61,498
Cynosure, Inc. Class A (a)	700	7,168
Delcath Systems, Inc. (a)(d)	3,168	13,116
DENTSPLY International, Inc.	10,323	363,370
DexCom, Inc. (a)	4,859	58,454
DynaVox, Inc. Class A (a)	830	5,603
EDAP TMS SA sponsored ADR (a)(d)	1,813	4,007
Endologix, Inc. (a)	4,661	44,373
Exactech, Inc. (a)	1,007	14,924
Gen-Probe, Inc. (a)	3,531	211,754
Given Imaging Ltd. (a)	2,235	34,643
Hansen Medical, Inc. (a)(d)	2,938	11,076
HeartWare International, Inc. (a)	1,047	65,762
Hologic, Inc. (a)	19,205	319,571
ICU Medical, Inc. (a)	1,041	42,889
IDEXX Laboratories, Inc. (a)(d)	4,222	336,831
Imris, Inc. (a)	3,300	14,222
Insulet Corp. (a)	3,630	63,452
Integra LifeSciences Holdings Corp. (a)	2,187	87,218
Intuitive Surgical, Inc. (a)	2,898	1,105,152
IRIS International, Inc. (a)	1,884	16,108
Kensey Nash Corp. (a)	812	22,298
LeMaitre Vascular, Inc.	1,743	12,288
Mako Surgical Corp. (a)(d)	3,113	111,757
Masimo Corp.	4,499	110,990
Medical Action Industries, Inc. (a)	1,561	9,694
MELA Sciences, Inc. (a)(d)	1,612	3,546
Meridian Bioscience, Inc.	3,230	59,755
Merit Medical Systems, Inc. (a)	3,132	45,571
Natus Medical, Inc. (a)	2,216	23,224
Neogen Corp. (a)	1,701	59,059
NeuroMetrix, Inc. (a)	497	185
NuVasive, Inc. (a)(d)	2,964	71,818
NxStage Medical, Inc. (a)	4,140	76,135
OraSure Technologies, Inc. (a)	3,377	24,753
Orthofix International NV (a)	1,423	52,160
Palomar Medical Technologies, Inc. (a)	1,877	15,110
Quidel Corp. (a)	2,368	36,183
Rochester Medical Corp. (a)(d)	1,184	9,886
Rockwell Medical Technologies, Inc. (a)	1,656	14,937
RTI Biologics, Inc. (a)	3,187	10,708
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sirona Dental Systems, Inc. (a)	4,111	$ 191,819
Solta Medical, Inc. (a)	4,423	7,563
SonoSite, Inc. (a)	1,178	34,350
Staar Surgical Co. (a)	2,835	23,219
Stereotaxis, Inc. (a)(d)	5,673	7,375
SurModics, Inc. (a)	1,470	15,670
Synergetics USA, Inc. (a)	2,800	15,260
Syneron Medical Ltd. (a)	2,826	29,475
Synovis Life Technologies, Inc. (a)	1,124	19,164
The Spectranetics Corp. (a)	2,907	17,936
ThermoGenesis Corp. (a)	1,101	1,850
Thoratec Corp. (a)	3,982	136,423
Tornier BV	3,022	70,685
TranS1, Inc. (a)	1,691	7,187
Trinity Biotech PLC sponsored ADR	1,741	18,106
Unilife Corp. (a)(d)	5,294	24,670
Utah Medical Products, Inc.	265	7,060
Vascular Solutions, Inc. (a)	1,180	14,231
Volcano Corp. (a)	3,804	113,930
Winner Medical Group, Inc. (a)(d)	1,800	6,390
Wright Medical Group, Inc. (a)	3,220	49,363
Young Innovations, Inc.	669	18,337
Zoll Medical Corp. (a)	1,648	73,633
		5,151,871
Health Care Providers & Services - 1.4%
Air Methods Corp. (a)	973	64,753
Allied Healthcare International, Inc. (a)	4,624	17,756
Almost Family, Inc. (a)	863	17,062
Amedisys, Inc. (a)	2,171	36,842
American CareSource Holdings, Inc. (a)	1,100	792
American Dental Partners, Inc. (a)	1,575	17,294
AmSurg Corp. (a)	2,310	52,275
Bio-Reference Laboratories, Inc. (a)	2,262	45,783
BioScrip, Inc. (a)	4,119	26,073
CardioNet, Inc. (a)	1,581	5,201
Catalyst Health Solutions, Inc. (a)	3,658	196,508
Chindex International, Inc. (a)	1,481	15,639
Corvel Corp. (a)	957	43,658
Cross Country Healthcare, Inc. (a)	3,098	15,273
Express Scripts, Inc. (a)	39,185	1,839,344
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Gentiva Health Services, Inc. (a)	2,288	$ 17,412
Healthways, Inc. (a)	2,712	34,063
Henry Schein, Inc. (a)	6,747	444,695
HMS Holdings Corp. (a)	6,318	165,721
IPC The Hospitalist Co., Inc. (a)	1,313	52,651
LCA-Vision, Inc. (a)	1,176	3,328
LHC Group, Inc. (a)	1,484	29,650
LifePoint Hospitals, Inc. (a)	3,903	143,240
Lincare Holdings, Inc.	6,652	143,218
Magellan Health Services, Inc. (a)	2,380	118,691
Medcath Corp. (a)	1,605	22,310
MedQuist Holdings, Inc. (a)	3,902	32,192
MWI Veterinary Supply, Inc. (a)	943	69,782
National Research Corp.	738	24,922
Patterson Companies, Inc.	9,017	263,477
PDI, Inc. (a)	880	6,371
Providence Service Corp. (a)	853	9,076
PSS World Medical, Inc. (a)	4,281	100,946
RadNet, Inc. (a)	2,333	6,999
Sharps Compliance Corp. (a)	740	3,115
Sun Healthcare Group, Inc. (a)	1,840	7,838
The Ensign Group, Inc.	1,539	35,905
U.S. Physical Therapy, Inc.	940	18,668
VCA Antech, Inc. (a)	6,438	119,167
		4,267,690
Health Care Technology - 0.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	14,247	255,805
athenahealth, Inc. (a)(d)	2,634	152,772
Cerner Corp. (a)	12,425	819,553
Computer Programs & Systems, Inc.	840	59,489
Epocrates, Inc. (a)	1,700	18,071
HealthStream, Inc. (a)	1,681	20,861
iCAD, Inc. (a)	4,747	2,753
MedAssets, Inc. (a)	4,491	51,332
Medidata Solutions, Inc. (a)	1,894	31,251
Merge Healthcare, Inc. (a)	7,249	42,914
Omnicell, Inc. (a)	2,544	39,788
Quality Systems, Inc.	2,224	204,652
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
SXC Health Solutions Corp. (a)	4,552	$ 248,101
Transcend Services, Inc. (a)	1,025	26,466
		1,973,808
Life Sciences Tools & Services - 0.8%
Affymetrix, Inc. (a)	5,223	29,249
Albany Molecular Research, Inc. (a)	3,021	10,543
Apricus Biosciences, Inc. (a)(d)	2,588	12,397
Arrowhead Research Corp. (a)	5,351	2,943
BG Medicine, Inc.	1,419	8,571
Bruker BioSciences Corp. (a)	12,096	172,126
Caliper Life Sciences, Inc. (a)	4,308	32,396
Combimatrix Corp. (a)	142	361
Complete Genomics, Inc.	2,200	19,932
Compugen Ltd. (a)	3,805	14,421
eResearchTechnology, Inc. (a)	4,207	21,918
Fluidigm Corp. (a)	1,500	20,235
Furiex Pharmaceuticals, Inc. (a)	710	10,891
Harvard Bioscience, Inc. (a)	2,115	9,243
ICON PLC sponsored ADR (a)	4,511	96,129
Illumina, Inc. (a)	9,057	471,870
Life Technologies Corp. (a)	13,085	549,570
Luminex Corp. (a)	3,105	71,508
Medtox Scientific, Inc.	357	4,998
Pacific Biosciences of California, Inc. (d)	4,115	29,134
PAREXEL International Corp. (a)	4,464	90,976
Pharmaceutical Product Development, Inc.	8,353	262,952
pSivida Corp. (a)	1,100	4,895
PURE Bioscience, Inc. (a)(d)	1,890	1,682
QIAGEN NV (a)	17,143	264,688
Sequenom, Inc. (a)	7,112	43,597
SeraCare Life Sciences, Inc. (a)(d)	1,401	5,128
Techne Corp.	2,737	198,350
		2,460,703
Pharmaceuticals - 2.0%
Acura Pharmaceuticals, Inc. (a)(d)	4,909	15,120
Adolor Corp. (a)	5,544	12,086
Aegerion Pharmaceuticals, Inc.	1,865	27,080
Akorn, Inc. (a)	7,462	59,994
Alexza Pharmaceuticals, Inc. (a)	4,285	5,870
Ampio Pharmaceuticals, Inc. (a)(d)	2,700	21,114
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Auxilium Pharmaceuticals, Inc. (a)	3,611	$ 61,423
AVANIR Pharmaceuticals Class A (a)(d)	8,701	24,711
Biodel, Inc. (a)(d)	1,400	1,736
Cadence Pharmaceuticals, Inc. (a)(d)	4,914	32,138
Cardiome Pharma Corp. (a)	5,488	20,905
Columbia Laboratories, Inc. (a)	6,149	14,204
Corcept Therapeutics, Inc. (a)(d)	7,129	20,175
Cornerstone Therapeutics, Inc. (a)	1,844	14,365
Cumberland Pharmaceuticals, Inc. (a)	1,718	10,703
DepoMed, Inc. (a)	3,719	23,132
Durect Corp. (a)	8,664	14,469
Echo Therapeutics, Inc. (a)	2,817	11,353
Endo Pharmaceuticals Holdings, Inc. (a)	8,611	274,777
Endocyte, Inc.	2,258	24,748
Flamel Technologies SA sponsored ADR (a)	2,626	12,211
Hi-Tech Pharmacal Co., Inc. (a)	1,068	29,915
Impax Laboratories, Inc. (a)	4,943	97,229
Ista Pharmaceuticals, Inc. (a)	4,162	19,062
Jazz Pharmaceuticals, Inc. (a)	3,013	129,228
MAP Pharmaceuticals, Inc. (a)	2,449	34,286
Mylan, Inc. (a)	32,343	671,441
Nektar Therapeutics (a)	8,502	48,674
Novogen Ltd. sponsored ADR (a)	97	77
NuPathe, Inc.	1,000	2,740
Obagi Medical Products, Inc. (a)	1,285	13,403
Optimer Pharmaceuticals, Inc. (a)(d)	3,635	36,168
Pacira Pharmaceuticals, Inc.	1,000	7,660
Pain Therapeutics, Inc.	3,313	15,737
Perrigo Co.	6,919	655,506
Pozen, Inc. (a)	3,117	8,821
ProPhase Labs, Inc. (a)	1,566	1,284
Questcor Pharmaceuticals, Inc. (a)	4,564	137,148
Repros Therapeutics, Inc. (a)	372	1,745
Sagent Pharmaceuticals, Inc.	2,000	45,980
Salix Pharmaceuticals Ltd. (a)	4,378	133,310
Santarus, Inc. (a)	3,937	12,087
Shire PLC sponsored ADR	3,778	366,844
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	3,547
Somaxon Pharmaceuticals, Inc. (a)	2,940	2,940
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	1,103	3,563
Teva Pharmaceutical Industries Ltd. sponsored ADR	51,936	2,148,073
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
The Medicines Company (a)	3,937	$ 57,401
ViroPharma, Inc. (a)	5,615	111,233
Vivus, Inc. (a)(d)	6,073	50,649
Warner Chilcott PLC	18,716	319,295
XenoPort, Inc. (a)	3,198	23,377
		5,890,737
TOTAL HEALTH CARE		36,984,854
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	1,694	48,550
American Science & Engineering, Inc.	697	47,006
API Technologies Corp. (a)(d)	4,000	18,880
Applied Energetics, Inc. (a)	7,472	3,138
Ascent Solar Technologies, Inc. (a)(d)	1,977	1,857
Astronics Corp. (a)	738	22,015
Astronics Corp. Class B	73	1,825
BE Aerospace, Inc. (a)	7,530	262,270
Ceradyne, Inc. (a)	1,896	59,459
Elbit Systems Ltd.	3,181	130,421
GeoEye, Inc. (a)	1,723	62,321
Innovative Solutions & Support, Inc. (a)	1,067	5,122
KEYW Holding Corp. (d)	1,900	22,496
Kratos Defense & Security Solutions, Inc. (a)	3,289	31,114
LMI Aerospace, Inc. (a)	964	19,010
Sypris Solutions, Inc. (a)	676	2,278
Taser International, Inc. (a)	4,353	19,371
TAT Technologies Ltd. (a)	863	4,997
		762,130
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	5,013	27,020
Atlas Air Worldwide Holdings, Inc. (a)	1,983	97,326
C.H. Robinson Worldwide, Inc.	12,179	858,620
Expeditors International of Washington, Inc.	15,554	707,707
Forward Air Corp.	2,253	64,008
Hub Group, Inc. Class A (a)	2,711	85,369
Pacer International, Inc. (a)	2,247	10,156
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp. (a)	771	$ 12,236
UTI Worldwide, Inc.	7,778	105,353
		1,967,795
Airlines - 0.2%
Allegiant Travel Co. (a)	1,372	64,415
Hawaiian Holdings, Inc. (a)	4,459	18,639
JetBlue Airways Corp. (a)(d)	22,278	96,909
Pinnacle Airlines Corp. (a)	2,738	9,857
Republic Airways Holdings, Inc. (a)	4,760	15,232
Ryanair Holdings PLC sponsored ADR (d)	8,402	221,981
SkyWest, Inc.	4,083	52,058
Spirit Airlines, Inc. (a)	5,137	62,055
		541,146
Building Products - 0.1%
AAON, Inc.	1,827	31,991
American Woodmark Corp.	1,276	20,237
Apogee Enterprises, Inc.	2,050	19,250
Builders FirstSource, Inc. (a)	6,715	12,960
China Ceramics Co. Ltd. (a)	1,500	5,595
Gibraltar Industries, Inc. (a)	2,751	24,429
Insteel Industries, Inc.	1,187	12,440
PGT, Inc. (a)	4,454	7,973
Universal Forest Products, Inc.	1,517	46,360
US Home Systems, Inc.	272	1,344
		182,579
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	980	10,643
Acorn Energy, Inc. (a)	1,217	5,963
APAC Customer Services, Inc. (a)	3,773	31,882
Casella Waste Systems, Inc. Class A (a)	1,854	10,642
CECO Environmental Corp.	977	6,175
Cintas Corp.	10,383	332,048
Copart, Inc. (a)	4,974	214,081
Courier Corp.	1,323	9,803
EnerNOC, Inc. (a)(d)	1,893	23,757
Fuel Tech, Inc. (a)	2,055	12,227
G&K Services, Inc. Class A	1,298	36,630
Guanwei Recycling Corp. (a)	1,400	2,030
Healthcare Services Group, Inc.	4,923	77,193
Heritage-Crystal Clean, Inc. (a)	1,021	16,898
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Herman Miller, Inc.	4,328	$ 85,997
Industrial Services of America, Inc. (a)(d)	694	5,240
InnerWorkings, Inc. (a)(d)	3,775	28,615
Interface, Inc. Class A	4,547	68,569
Intersections, Inc.	1,282	19,486
Kimball International, Inc. Class B	2,252	12,836
McGrath RentCorp.	1,837	43,794
Mobile Mini, Inc. (a)	3,376	64,313
Multi-Color Corp.	975	25,370
Perma-Fix Environmental Services, Inc. (a)	4,865	7,054
R.R. Donnelley & Sons Co.	15,275	232,944
Standard Parking Corp. (a)	1,319	21,460
Stericycle, Inc. (a)	6,297	552,310
Swisher Hygiene, Inc. (Canada) (a)(d)	11,434	51,261
Sykes Enterprises, Inc. (a)	3,627	56,763
Team, Inc. (a)	1,545	38,532
Tetra Tech, Inc. (a)	4,748	94,533
United Stationers, Inc.	3,467	109,349
US Ecology, Inc.	1,521	27,819
Virco Manufacturing Co.	1,086	2,617
WCA Waste Corp. (a)	2,105	9,241
		2,348,075
Construction & Engineering - 0.1%
Foster Wheeler AG (a)	9,165	225,001
Great Lakes Dredge & Dock Corp.	3,806	18,611
Insituform Technologies, Inc. Class A (a)	2,585	42,730
Integrated Electrical Services, Inc. (a)	652	1,715
Layne Christensen Co. (a)	1,467	41,179
MYR Group, Inc. (a)	1,479	30,852
Northwest Pipe Co. (a)	758	20,663
Primoris Services Corp.	3,816	43,884
Sterling Construction Co., Inc. (a)	1,382	17,634
UniTek Global Services, Inc. (a)	2,812	14,707
		456,976
Electrical Equipment - 0.3%
A-Power Energy Generation Systems, Ltd. (a)(d)	3,139	5,274
A123 Systems, Inc. (a)(d)	9,716	46,442
Active Power, Inc. (a)	8,360	12,791
Advanced Battery Technologies, Inc. (a)(d)	4,982	6,925
Altair Nanotechnologies, Inc. (a)(d)	3,678	4,230
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
American Superconductor Corp. (a)	3,754	$ 25,790
Beacon Power Corp. (a)(d)	3,488	3,209
Broadwind Energy, Inc. (a)	8,190	5,815
Capstone Turbine Corp. (a)(d)	21,352	25,622
China BAK Battery, Inc. (a)(d)	3,906	4,101
China Recycling Energy Corp. (a)	2,900	3,770
China Technology Development Group Corp. (a)(d)	3,489	3,489
Coleman Cable, Inc. (a)	1,787	21,926
Deswell Industries, Inc.	1,530	4,911
Ecotality, Inc. (a)	654	1,360
Encore Wire Corp.	1,808	40,517
Ener1, Inc. (a)	11,508	4,465
Franklin Electric Co., Inc.	1,731	74,277
FuelCell Energy, Inc. (a)(d)	8,624	10,176
Fushi Copperweld, Inc. (a)(d)	2,905	19,928
Global Power Equipment Group, Inc. (a)	1,441	35,103
Harbin Electric, Inc. (a)(d)	2,300	38,134
Highpower International, Inc. (a)	815	1,337
Hoku Corp. (a)(d)	4,244	8,276
Hydrogenics Corp. (a)(d)	700	4,445
II-VI, Inc. (a)	4,567	90,221
Jinpan International Ltd.	1,698	16,522
Lihua International, Inc. (a)(d)	1,829	11,760
Lime Energy Co. (a)(d)	1,937	7,051
LSI Industries, Inc.	2,044	15,064
Nexxus Lighting, Inc. (a)	956	1,912
Ocean Power Technologies, Inc. (a)	1,435	5,439
Plug Power, Inc. (a)	631	1,148
Powell Industries, Inc. (a)	807	30,198
PowerSecure International, Inc. (a)	871	4,007
Preformed Line Products Co.	492	27,168
Satcon Technology Corp. (a)(d)	10,653	14,168
Ultralife Corp. (a)	1,473	7,174
Valence Technology, Inc. (a)(d)	16,044	19,413
Vicor Corp.	2,510	28,338
Woodward, Inc.	5,025	162,911
		854,807
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,344	73,020
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.0%
Altra Holdings, Inc. (a)	2,183	$ 33,880
American Railcar Industries, Inc. (a)	1,790	32,775
Astec Industries, Inc. (a)	1,572	54,407
Chart Industries, Inc. (a)	2,226	105,268
China Fire & Security Group, Inc. (a)(d)	2,036	17,245
China Valves Technology, Inc. (a)(d)	2,643	6,317
Cleantech Solutions International, Inc. (a)	1,970	1,340
Columbus McKinnon Corp. (NY Shares) (a)	1,499	21,616
Commercial Vehicle Group, Inc. (a)	2,120	15,243
Dynamic Materials Corp.	1,149	23,233
Energy Recovery, Inc. (a)(d)	3,989	10,212
Flow International Corp. (a)	3,549	9,050
Force Protection, Inc. (a)	5,486	22,438
FreightCar America, Inc. (a)	1,099	20,123
Gencor Industries, Inc. (a)	519	3,893
Hardinge, Inc.	1,062	10,333
Hurco Companies, Inc. (a)	404	11,102
Joy Global, Inc.	7,716	643,900
Key Technology, Inc. (a)	313	4,272
L.B. Foster Co. Class A	891	21,830
Lincoln Electric Holdings, Inc.	6,214	211,462
Makita Corp. sponsored ADR	331	13,664
MFRI, Inc. (a)	997	9,073
Middleby Corp. (a)	1,399	112,710
NN, Inc. (a)	1,502	11,565
Nordson Corp.	5,048	221,607
Omega Flex, Inc. (a)(d)	729	9,550
PACCAR, Inc.	26,754	1,006,753
PMFG, Inc. (a)	1,378	25,121
RBC Bearings, Inc. (a)	1,636	57,178
Shengkai Innovations, Inc. (a)	2,051	4,205
SmartHeat, Inc. (a)(d)	3,800	3,612
Sun Hydraulics Corp.	1,922	56,584
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	10,095
Class B (a)	262	2,088
TriMas Corp. (a)	2,598	50,219
Twin Disc, Inc.	850	33,006
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Westport Innovations, Inc. (a)(d)	3,373	$ 82,504
Wuhan General Group China Ltd. (a)	1,750	718
		2,990,191
Marine - 0.0%
DryShips, Inc. (a)(d)	27,489	81,093
Eagle Bulk Shipping, Inc. (a)(d)	4,473	8,678
Euroseas Ltd.	2,727	9,926
FreeSeas, Inc. (a)	343	408
Newlead Holdings Ltd. (a)	1,300	899
OceanFreight, Inc. (a)	178	2,907
Seanergy Martime Holdings Corp. (a)	799	3,236
Star Bulk Carriers Corp.	6,130	8,705
TBS International Ltd. Class A (a)	2,262	2,126
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,469	8,246
		126,224
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	778	43,412
Acacia Research Corp. - Acacia Technologies (a)	3,249	141,981
Advisory Board Co. (a)	1,179	73,310
Barrett Business Services, Inc.	849	12,149
CoStar Group, Inc. (a)	1,840	94,171
CRA International, Inc. (a)	945	22,264
Exponent, Inc. (a)	1,070	45,218
Heidrick & Struggles International, Inc.	1,475	30,636
Hudson Highland Group, Inc. (a)	2,817	14,817
Huron Consulting Group, Inc. (a)	1,612	51,245
ICF International, Inc. (a)	1,407	31,897
Kelly Services, Inc. Class A (non-vtg.)	2,586	39,307
Kforce, Inc. (a)	3,428	35,583
Lightbridge Corp. (a)(d)	2,205	5,645
Odyssey Marine Exploration, Inc. (a)(d)	6,577	18,416
On Assignment, Inc. (a)	3,030	23,028
RCM Technologies, Inc. (a)	2,327	11,077
Resources Connection, Inc.	3,700	38,702
RPX Corp.	3,430	92,953
School Specialty, Inc. (a)	1,586	15,083
Verisk Analytics, Inc. (a)	11,225	391,079
VSE Corp.	427	10,598
		1,242,571
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
AMERCO (a)	1,486	$ 108,939
Arkansas Best Corp.	1,921	39,669
Avis Budget Group, Inc. (a)	7,887	103,714
Covenant Transport Group, Inc. Class A (a)	1,650	8,019
Frozen Food Express Industries, Inc. (a)	1,931	6,256
Heartland Express, Inc. (d)	6,640	100,928
J.B. Hunt Transport Services, Inc.	8,883	357,008
Landstar System, Inc.	3,562	144,225
Marten Transport Ltd.	1,728	31,761
Old Dominion Freight Lines, Inc. (a)	4,286	137,666
P.A.M. Transportation Services, Inc. (a)	668	7,181
Patriot Transportation Holding, Inc. (a)	642	14,426
Quality Distribution, Inc. (a)	2,343	28,631
Saia, Inc. (a)	1,454	17,404
Trailer Bridge, Inc. (a)	724	514
Universal Truckload Services, Inc. (a)	1,183	18,112
USA Truck, Inc. (a)	1,050	8,075
Vitran Corp., Inc. (a)	1,634	10,147
Werner Enterprises, Inc.	5,405	125,828
YRC Worldwide, Inc. (a)(d)	3,141	2,381
Zipcar, Inc. (a)(d)	3,095	65,088
		1,335,972
Trading Companies & Distributors - 0.4%
Aceto Corp.	2,071	10,873
Beacon Roofing Supply, Inc. (a)	3,588	66,593
DXP Enterprises, Inc. (a)	963	23,199
Essex Rental Corp. (a)(d)	2,219	9,187
Fastenal Co. (d)	21,741	727,889
H&E Equipment Services, Inc. (a)	2,677	27,386
Houston Wire & Cable Co.	1,495	21,932
Kaman Corp.	1,850	63,178
Lawson Products, Inc.	645	11,004
Rush Enterprises, Inc.:
Class A (a)	2,077	38,217
Class B (a)	1,009	15,609
Titan Machinery, Inc. (a)	1,583	41,965
Willis Lease Finance Corp. (a)	1,056	13,253
		1,070,285
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	4,625	$ 3,700
Grupo Aeroportuario Norte SAB de CV ADR	550	7,975
		11,675
TOTAL INDUSTRIALS		13,963,446
INFORMATION TECHNOLOGY - 49.2%
Communications Equipment - 6.1%
Acme Packet, Inc. (a)	5,375	253,109
ADTRAN, Inc.	4,812	149,461
Alvarion Ltd. (a)	5,431	6,952
Ambient Corp. (a)	1,100	8,305
Anaren, Inc. (a)	1,155	22,904
Arris Group, Inc. (a)	9,340	101,993
Aruba Networks, Inc. (a)	7,349	156,754
AudioCodes Ltd. (a)	2,694	11,369
Aviat Networks, Inc. (a)	4,784	12,438
Bel Fuse, Inc.:
Class A	300	5,670
Class B (non-vtg.)	558	9,676
BigBand Networks, Inc. (a)	5,734	8,200
Black Box Corp.	1,429	35,325
Blue Coat Systems, Inc. (a)	3,351	49,193
Brocade Communications Systems, Inc. (a)	35,306	136,634
Ceragon Networks Ltd. (a)(d)	3,191	31,112
China GrenTech Corp. Ltd. ADR (a)(d)	1,452	3,165
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,783	4,850
Ciena Corp. (a)	7,068	86,512
Cisco Systems, Inc.	406,581	6,375,190
Cogo Group, Inc. (a)(d)	3,330	8,891
Comtech Telecommunications Corp.	2,067	57,545
DG FastChannel, Inc. (a)	2,136	46,778
Dialogic, Inc. (a)(d)	1,793	5,002
Digi International, Inc. (a)	2,136	26,850
Ditech Networks, Inc. (a)	1,208	1,317
DragonWave, Inc. (a)	2,480	11,524
EchoStar Holding Corp. Class A (a)	2,703	65,818
EMCORE Corp. (a)(d)	5,898	9,437
EXFO, Inc. (sub. vtg.) (a)	2,252	14,972
Extreme Networks, Inc. (a)	7,442	20,614
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	5,948	$ 485,476
Finisar Corp. (a)	6,664	123,017
Gilat Satellite Networks Ltd. (a)	5,055	19,462
Globecomm Systems, Inc. (a)	1,887	24,248
Harmonic, Inc. (a)	8,706	41,441
Infinera Corp. (a)	8,141	61,180
InterDigital, Inc.	3,301	232,390
Ituran Location & Control Ltd.	1,765	22,716
Ixia (a)	5,463	46,927
JDS Uniphase Corp. (a)	16,747	217,209
KVH Industries, Inc. (a)	1,563	13,911
Loral Space & Communications Ltd. (a)	1,633	92,411
Meru Networks, Inc. (a)	1,641	14,999
Mitel Networks, Inc. (a)	3,745	12,770
NETGEAR, Inc. (a)	2,792	77,646
Network Engines, Inc. (a)	2,771	3,464
Network Equipment Technologies, Inc. (a)	1,783	4,564
NumereX Corp. Class A (a)	847	5,209
Oclaro, Inc. (a)	3,681	15,644
Oplink Communications, Inc. (a)	1,737	28,713
Opnext, Inc. (a)	6,299	10,078
ORBCOMM, Inc. (a)	2,897	6,518
Orckit Communications Ltd. (a)	1,533	2,391
Parkervision, Inc. (a)(d)	2,588	2,277
PC-Tel, Inc. (a)	2,538	16,167
Performance Technologies, Inc. (a)	470	893
Polycom, Inc. (a)	13,213	314,469
Powerwave Technologies, Inc. (a)	12,554	22,095
QUALCOMM, Inc.	123,502	6,355,413
RADWARE Ltd. (a)	1,538	40,849
Research In Motion Ltd. (a)	38,587	1,253,692
Riverbed Technology, Inc. (a)	11,342	281,055
SeaChange International, Inc. (a)	2,919	22,943
ShoreTel, Inc. (a)	3,356	23,425
Sierra Wireless, Inc. (a)	2,705	19,779
Silicom Ltd. (a)	1,049	15,609
Sonus Networks, Inc. (a)	21,613	55,978
Sycamore Networks, Inc.	2,247	38,626
Symmetricom, Inc. (a)	3,327	18,165
Tekelec (a)	5,608	40,378
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	18,349	205,692
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Telestone Technologies Corp. (a)(d)	578	$ 3,532
Tellabs, Inc.	27,840	113,587
Telular Corp.	2,245	13,717
UTStarcom Holdings Corp. (a)	13,965	19,411
ViaSat, Inc. (a)	3,167	112,429
Westell Technologies, Inc. Class A (a)	3,694	9,198
Wi-Lan, Inc.	9,214	69,538
Zhone Technologies, Inc. (a)	2,208	3,533
ZST Digital Networks, Inc. (a)	576	1,250
		18,373,644
Computers & Peripherals - 10.4%
Apple, Inc. (a)	68,462	26,346,202
Avid Technology, Inc. (a)(d)	2,987	29,392
Concurrent Computer Corp. (a)	867	4,959
Cray, Inc. (a)	3,431	19,437
Dell, Inc. (a)	139,483	2,073,415
Dot Hill Systems Corp. (a)	4,517	7,950
Electronics for Imaging, Inc. (a)	3,456	49,110
Hutchinson Technology, Inc. (a)(d)	1,552	3,508
iGO, Inc. (a)	2,072	2,797
Immersion Corp. (a)	2,166	15,227
Intevac, Inc. (a)	1,753	14,392
Logitech International SA (a)(d)	13,489	156,338
NetApp, Inc. (a)	27,129	1,020,593
Novatel Wireless, Inc. (a)	2,420	8,107
OCZ Technology Group, Inc. (a)(d)	3,361	19,057
Overland Storage, Inc. (a)	3,560	10,110
Presstek, Inc. (a)	2,467	3,404
QLogic Corp. (a)	7,440	103,937
Rimage Corp.	799	11,002
SanDisk Corp. (a)	17,539	642,804
Seagate Technology	31,708	367,179
Silicon Graphics International Corp. (a)	2,401	38,248
Smart Technologies, Inc. Class A (a)	3,897	19,875
STEC, Inc. (a)	3,803	36,109
Stratasys, Inc. (a)	1,677	38,806
Super Micro Computer, Inc. (a)	2,842	38,978
Synaptics, Inc. (a)(d)	2,571	62,810
Xyratex Ltd.	2,115	18,147
		31,161,893
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.3%
Agilysys, Inc. (a)	2,256	$ 20,417
Brightpoint, Inc. (a)	5,395	51,414
CalAmp Corp. (a)	2,414	7,339
Cognex Corp.	3,243	103,776
Coherent, Inc. (a)	1,838	81,258
Comverge, Inc. (a)(d)	2,385	5,796
Daktronics, Inc.	3,527	34,000
DDi Corp.	1,501	11,378
Digital Ally, Inc. (a)	1,439	1,295
DTS, Inc. (a)	1,270	39,014
Echelon Corp. (a)	3,399	28,382
Electro Rent Corp.	2,014	29,787
Electro Scientific Industries, Inc. (a)	2,113	31,949
FARO Technologies, Inc. (a)	1,271	48,260
FEI Co. (a)	2,952	94,434
Flextronics International Ltd. (a)	56,061	322,351
FLIR Systems, Inc.	11,739	303,688
Frequency Electronics, Inc. (a)	801	8,322
GSI Group, Inc. (a)	2,459	23,311
GTSI Corp. (a)	1,108	4,842
HLS Systems International Ltd. (a)(d)	3,944	22,520
I. D. Systems Inc. (a)	623	3,383
Identive Group, Inc. (a)(d)	4,784	8,946
Insight Enterprises, Inc. (a)	3,642	68,542
IPG Photonics Corp. (a)	3,474	201,423
Itron, Inc. (a)	3,033	120,774
LeCroy Corp. (a)	1,187	10,742
Littelfuse, Inc.	1,684	78,121
LoJack Corp. (a)	1,208	3,878
LRAD Corp. (a)	2,260	5,085
Magal Security Systems Ltd. (a)(d)	1,252	3,706
Maxwell Technologies, Inc. (a)(d)	1,992	34,521
Measurement Specialties, Inc. (a)	1,117	34,884
Mercury Computer Systems, Inc. (a)	2,318	32,243
Microvision, Inc. (a)(d)	9,861	8,875
Molex, Inc. (d)	7,055	154,152
Molex, Inc. Class A (non-vtg.)	5,800	107,184
MTS Systems Corp.	1,135	40,996
Multi-Fineline Electronix, Inc. (a)	1,849	35,186
National Instruments Corp.	8,833	224,623
NetList, Inc. (a)	1,689	3,091
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Newport Corp. (a)	2,741	$ 35,469
Orbotech Ltd. (a)	2,915	32,910
OSI Systems, Inc. (a)	1,497	58,233
PC Connection, Inc. (a)	2,121	18,898
PC Mall, Inc. (a)	1,383	8,754
Perceptron, Inc. (a)	784	4,876
Planar Systems, Inc. (a)	480	960
Plexus Corp. (a)	2,925	77,747
Power-One, Inc. (a)(d)	7,931	59,958
RadiSys Corp. (a)	1,899	14,318
Research Frontiers, Inc. (a)	1,108	4,565
Richardson Electronics Ltd.	1,588	21,978
Rofin-Sinar Technologies, Inc. (a)	2,231	51,514
Sanmina-SCI Corp. (a)	6,221	48,026
ScanSource, Inc. (a)	2,106	65,181
Tech Data Corp. (a)	3,443	162,096
Tessco Technologies, Inc.	550	8,014
Trimble Navigation Ltd. (a)	9,012	334,706
TTM Technologies, Inc. (a)	6,146	68,651
Universal Display Corp. (a)	3,502	171,843
Viasystems Group, Inc. (a)	1,655	31,164
X-Rite, Inc. (a)(d)	7,258	26,564
Zygo Corp. (a)	1,222	16,082
		3,776,395
Internet Software & Services - 7.5%
Akamai Technologies, Inc. (a)	13,725	301,127
Ancestry.com, Inc. (a)	3,336	119,129
Autobytel, Inc. (a)	3,159	2,906
Baidu.com, Inc. sponsored ADR (a)	20,078	2,926,971
Carbonite, Inc. (d)	1,932	28,613
China Finance Online Co. Ltd. ADR (a)(d)	2,033	5,611
ChinaCache International Holdings Ltd. sponsored ADR	450	3,218
comScore, Inc. (a)	2,337	37,275
Constant Contact, Inc. (a)(d)	2,142	40,976
Cornerstone OnDemand, Inc. (d)	3,500	54,320
CryptoLogic Ltd. (a)	2,831	3,652
DealerTrack Holdings, Inc. (a)	3,247	60,784
Digital River, Inc. (a)	3,013	60,622
EarthLink, Inc.	8,516	62,848
EasyLink Services International Corp. (a)	2,278	11,299
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	95,927	$ 2,961,266
Enternet Gold Golden Lines Ltd. (a)	1,546	21,536
Equinix, Inc. (a)	3,444	323,874
FriendFinder Networks, Inc. (a)	2,000	6,020
GigaMedia Ltd. (a)	5,039	4,535
Google, Inc. Class A (a)	18,728	10,131,099
HSW International, Inc. (a)	212	912
IAC/InterActiveCorp (a)	6,402	253,071
InfoSpace, Inc. (a)	3,092	29,560
Internap Network Services Corp. (a)	4,621	23,937
Internet Initiative Japan, Inc. sponsored ADR	728	8,525
iPass, Inc.	4,991	7,337
j2 Global Communications, Inc.	3,395	108,470
Keynote Systems, Inc.	1,401	33,666
KIT Digital, Inc. (a)	3,302	36,553
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	4,102
Limelight Networks, Inc. (a)	7,958	19,975
Liquidity Services, Inc. (a)	2,232	53,568
LivePerson, Inc. (a)	4,012	47,141
Local.com Corp. (a)(d)	545	1,553
LogMeIn, Inc. (a)	1,878	58,688
LoopNet, Inc. (a)	2,688	47,201
Marchex, Inc. Class B	2,468	24,828
Market Leader, Inc. (a)	3,144	6,477
Mercadolibre, Inc.	3,245	218,648
ModusLink Global Solutions, Inc.	3,600	14,868
Move, Inc. (a)	14,394	25,909
NetEase.com, Inc. sponsored ADR (a)	5,602	283,237
NIC, Inc.	5,424	63,027
Open Text Corp. (a)	4,339	257,052
OpenTable, Inc. (a)	1,735	105,818
Openwave Systems, Inc. (a)	8,604	16,434
Perficient, Inc. (a)	2,306	20,293
Points International Ltd. (a)	900	7,491
QuinStreet, Inc. (a)	3,529	42,560
RADVision Ltd. (a)	1,551	9,585
RealNetworks, Inc.	2,721	25,169
Rediff.com India Ltd. sponsored ADR (a)(d)	371	3,213
Responsys, Inc.	3,469	50,509
RightNow Technologies, Inc. (a)	2,428	79,614
Saba Software, Inc. (a)	1,898	13,210
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SciQuest, Inc.	2,059	$ 30,823
Selectica, Inc. (a)	245	1,191
Sify Technologies Ltd. sponsored ADR (a)(d)	1,965	9,432
SINA Corp. (a)(d)	4,763	511,594
Sohu.com, Inc. (a)	2,790	228,083
SPS Commerce, Inc. (a)	1,000	18,130
Stamps.com, Inc.	989	19,424
Support.com, Inc. (a)	3,686	9,178
TechTarget, Inc. (a)	3,566	22,787
TheStreet.com, Inc.	1,783	4,297
Travelzoo, Inc. (a)(d)	1,276	46,612
Tudou Holdings Ltd. ADR (d)	400	10,392
United Online, Inc.	7,238	39,230
ValueClick, Inc. (a)	5,761	88,143
Velti PLC (a)	3,700	35,002
VeriSign, Inc.	12,444	387,631
VistaPrint Ltd. (a)(d)	3,214	94,588
Vocus, Inc. (a)	1,536	33,070
Web.com, Inc. (a)	1,927	18,191
WebMD Health Corp. (a)	4,374	154,577
WebMediaBrands, Inc. (a)	1,459	1,313
Yahoo!, Inc. (a)	95,600	1,300,638
Yandex NV	9,677	299,697
Zillow, Inc. (a)	1,400	52,052
Zix Corp. (a)	5,859	19,921
		22,605,878
IT Services - 2.1%
Acxiom Corp. (a)	6,095	66,862
Automatic Data Processing, Inc.	36,814	1,841,804
Cardtronics, Inc. (a)	3,515	87,031
Cass Information Systems, Inc.	716	25,905
China Information Technology, Inc. (a)(d)	3,300	4,422
Cognizant Technology Solutions Corp. Class A (a)	22,466	1,425,468
Computer Task Group, Inc. (a)	1,224	13,672
CSG Systems International, Inc. (a)	2,716	36,286
Dynamics Research Corp. (a)	900	8,865
Echo Global Logistics, Inc. (a)	1,882	26,348
Edgewater Technology, Inc. (a)	1,090	3,183
Euronet Worldwide, Inc. (a)	3,874	63,030
ExlService Holdings, Inc. (a)	2,333	60,541
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	10,500	$ 586,215
Forrester Research, Inc.	1,711	57,661
Hackett Group, Inc. (a)	3,105	11,768
hiSoft Technology International Ltd. ADR (a)	622	6,823
iGate Corp. (d)	4,208	47,214
Information Services Group, Inc. (a)	2,794	3,632
Infosys Ltd. sponsored ADR (d)	6,233	321,747
Innodata Isogen, Inc. (a)	1,720	4,919
Jack Henry & Associates, Inc.	6,368	186,200
Lionbridge Technologies, Inc. (a)	3,727	11,144
LML Payment Systems, Inc. (a)	2,787	8,305
ManTech International Corp. Class A	1,708	64,033
Mattersight Corp. (a)	1,970	10,540
NCI, Inc. Class A (a)	868	14,192
Ness Technologies, Inc. (a)	2,946	22,566
Newtek Business Services, Inc. (a)	1,293	1,694
Online Resources Corp. (a)	2,603	7,288
Paychex, Inc.	26,578	717,074
PFSweb, Inc. (a)	1,898	9,832
PRG-Schultz International, Inc. (a)	1,378	8,103
Rainmaker Systems, Inc. (a)	1,909	2,157
Sapient Corp.	10,011	107,418
ServiceSource International, Inc.	4,869	87,983
Syntel, Inc.	3,053	139,705
Teletech Holdings, Inc. (a)	4,183	74,206
Telvent GIT SA (a)(d)	2,525	101,631
Tier Technologies, Inc. Class B (a)	2,301	8,491
Virtusa Corp. (a)	2,080	32,802
Yucheng Technologies Ltd. (a)(d)	1,788	5,525
		6,324,285
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	4,125	148,211
Semiconductors & Semiconductor Equipment - 7.8%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	9,760
Advanced Analogic Technologies, Inc. (a)	3,735	22,410
Advanced Energy Industries, Inc. (a)	3,336	33,327
Aixtron AG sponsored ADR (d)	368	8,313
Alpha & Omega Semiconductor Ltd. (a)	1,448	12,771
Altera Corp.	23,742	863,971
Amkor Technology, Inc. (a)	14,975	65,141
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amtech Systems, Inc. (a)	792	$ 8,593
ANADIGICS, Inc. (a)	5,180	14,349
Applied Materials, Inc.	96,797	1,095,742
Applied Micro Circuits Corp. (a)	5,170	29,417
ARM Holdings PLC sponsored ADR	6,246	172,265
ASM International NV unit (d)	4,148	110,005
ASML Holding NV	8,443	297,785
Atmel Corp. (a)	33,773	307,672
ATMI, Inc. (a)	2,419	41,437
AuthenTec, Inc. (a)	4,640	13,456
Avago Technologies Ltd.	18,362	607,966
Axcelis Technologies, Inc. (a)	7,148	9,721
AXT, Inc. (a)	2,879	22,370
Broadcom Corp. Class A	35,567	1,267,964
Brooks Automation, Inc.	5,277	49,920
BTU International, Inc. (a)	667	3,829
Cabot Microelectronics Corp. (a)	1,767	70,256
Camtek Ltd. (a)	1,772	4,288
Canadian Solar, Inc. (a)(d)	3,257	21,952
Cascade Microtech, Inc. (a)	1,205	4,880
Cavium, Inc. (a)	3,518	113,244
Ceva, Inc. (a)	1,769	47,055
China Sunergy Co. Ltd. ADR (a)(d)	2,433	2,968
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	3,194	19,356
Cirrus Logic, Inc. (a)(d)	4,420	67,096
Cohu, Inc.	1,768	19,607
Cree, Inc. (a)(d)	8,057	261,289
Cymer, Inc. (a)	2,269	91,804
Cypress Semiconductor Corp.	12,518	198,285
Diodes, Inc. (a)	3,379	67,648
DSP Group, Inc. (a)	1,709	11,057
Energy Conversion Devices, Inc. (a)(d)	2,972	2,230
Entegris, Inc. (a)	10,164	76,433
Entropic Communications, Inc. (a)(d)	6,138	27,560
Exar Corp. (a)	3,484	21,113
Ezchip Semiconductor Ltd. (a)	2,049	65,875
First Solar, Inc. (a)(d)	6,333	633,173
FormFactor, Inc. (a)	3,771	29,753
FSI International, Inc. (a)	4,179	8,985
GSI Technology, Inc. (a)	2,209	11,111
GT Advanced Technologies, Inc. (a)	9,216	112,527
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hanwha Solarone Co. Ltd. (a)(d)	4,357	$ 17,079
Himax Technologies, Inc. sponsored ADR	6,926	9,489
Hittite Microwave Corp. (a)	2,327	126,403
Ikanos Communications, Inc. (a)	7,650	8,109
Integrated Device Technology, Inc. (a)	11,612	65,724
Integrated Silicon Solution, Inc. (a)	2,319	19,085
Intel Corp. (d)	392,056	7,892,087
Intersil Corp. Class A	9,498	106,663
IXYS Corp. (a)	2,709	32,508
JA Solar Holdings Co. Ltd. ADR (a)(d)	9,508	34,799
KLA-Tencor Corp.	12,300	451,164
Kopin Corp. (a)	4,804	18,159
Kulicke & Soffa Industries, Inc. (a)	5,205	45,284
Lam Research Corp. (a)	9,132	339,345
Lattice Semiconductor Corp. (a)	8,595	48,390
Linear Technology Corp.	16,659	476,947
LTX-Credence Corp. (a)	3,814	21,702
Marvell Technology Group Ltd. (a)	44,692	587,700
Mattson Technology, Inc. (a)	3,129	4,600
Maxim Integrated Products, Inc.	21,738	501,061
Mellanox Technologies Ltd. (a)	2,648	77,984
MEMSIC, Inc. (a)	1,776	4,991
Micrel, Inc.	4,977	50,317
Microchip Technology, Inc. (d)	13,984	458,955
Micron Technology, Inc. (a)	74,280	438,995
Microsemi Corp. (a)	6,455	100,246
Mindspeed Technologies, Inc. (a)	2,073	12,023
MIPS Technologies, Inc. (a)	3,771	21,118
MKS Instruments, Inc.	3,921	91,046
Monolithic Power Systems, Inc. (a)	2,721	34,366
MoSys, Inc. (a)	2,523	10,092
Nanometrics, Inc. (a)	1,596	25,360
Netlogic Microsystems, Inc. (a)	5,092	152,862
Nova Measuring Instruments Ltd. (a)	2,306	15,727
Novellus Systems, Inc. (a)	5,062	141,584
NVE Corp. (a)	362	23,914
NVIDIA Corp. (a)	44,080	586,705
NXP Semiconductors NV	18,411	299,915
O2Micro International Ltd. sponsored ADR (a)	3,450	15,974
Omnivision Technologies, Inc. (a)	4,352	80,077
ON Semiconductor Corp. (a)	32,848	238,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PDF Solutions, Inc. (a)	2,091	$ 10,518
Pericom Semiconductor Corp. (a)	2,086	16,229
Photronics, Inc. (a)	4,347	28,169
Pixelworks, Inc. (a)	3,092	7,328
PLX Technology, Inc. (a)	3,185	10,065
PMC-Sierra, Inc. (a)	17,420	106,088
Power Integrations, Inc.	2,234	71,801
QuickLogic Corp. (a)(d)	4,310	12,284
Rambus, Inc. (a)	7,887	91,568
Ramtron International Corp. (a)	3,073	7,068
RDA Microelectronics, Inc. sponsored ADR (d)	650	6,175
RF Micro Devices, Inc. (a)	20,648	128,224
Rubicon Technology, Inc. (a)	1,682	21,673
Rudolph Technologies, Inc. (a)	2,269	15,452
SemiLEDs Corp. (d)	2,000	10,300
Semtech Corp. (a)	4,813	102,661
Sigma Designs, Inc. (a)	2,862	23,068
Silicon Image, Inc. (a)	6,374	33,973
Silicon Laboratories, Inc. (a)	3,317	114,669
Silicon Motion Technology Corp. sponsored ADR (a)	2,572	27,649
Siliconware Precision Industries Co. Ltd. sponsored ADR	9,531	43,747
Skyworks Solutions, Inc. (a)	13,717	282,982
Spreadtrum Communications, Inc. ADR	3,188	56,332
Standard Microsystems Corp. (a)	1,802	37,878
SunPower Corp.:
Class A (a)(d)	4,505	63,521
Class B (a)	3,117	36,936
Supertex, Inc. (a)	1,164	22,710
Tessera Technologies, Inc. (a)	3,863	54,391
Tower Semiconductor Ltd. (a)(d)	26,107	20,316
TranSwitch Corp. (a)	1,874	5,341
Trident Microsystems, Inc. (a)	15,927	6,610
TriQuint Semiconductor, Inc. (a)	12,296	93,204
Ultra Clean Holdings, Inc. (a)	1,865	10,500
Ultratech, Inc. (a)	2,009	41,024
Varian Semiconductor Equipment Associates, Inc. (a)	5,535	339,212
Veeco Instruments, Inc. (a)(d)	3,017	109,698
Vimicro International Corp. sponsored ADR (a)	1,883	2,956
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Volterra Semiconductor Corp. (a)	1,860	$ 37,665
Xilinx, Inc.	19,477	606,514
		23,461,582
Software - 14.0%
Accelrys, Inc. (a)	4,219	27,424
ACI Worldwide, Inc. (a)	2,533	75,762
Activision Blizzard, Inc.	84,645	1,002,197
Actuate Corp. (a)	3,000	19,110
Adobe Systems, Inc. (a)	37,073	935,723
Advent Software, Inc. (a)	4,059	94,128
Allot Communications Ltd. (a)	1,680	21,638
American Software, Inc. Class A	2,162	17,469
ANSYS, Inc. (a)	6,775	365,715
Ariba, Inc. (a)	7,261	196,991
AsiaInfo-Linkage, Inc. (a)(d)	5,632	64,430
Aspen Technology, Inc. (a)	7,214	121,123
Authentidate Holding Corp. (a)	3,564	2,958
Autodesk, Inc. (a)	16,850	475,170
AutoNavi Holdings Ltd. ADR (a)	967	14,679
Blackbaud, Inc.	3,406	85,286
Blackboard, Inc. (a)	2,607	110,041
BluePhoenix Solutions Ltd. (a)(d)	1,138	1,135
BMC Software, Inc. (a)	12,952	525,981
Bottomline Technologies, Inc. (a)	2,582	59,309
BroadSoft, Inc. (a)	2,000	60,500
CA, Inc.	36,959	775,769
Cadence Design Systems, Inc. (a)	19,613	181,224
Callidus Software, Inc. (a)	2,708	13,107
CDC Corp. Class A (a)	2,515	3,320
Changyou.com Ltd. (A Shares) ADR (a)(d)	656	26,935
Check Point Software Technologies Ltd. (a)	15,388	837,723
China CGame, Inc. (a)	600	414
China TransInfo Technlgy Corp. (a)(d)	1,285	4,716
Cinedigm Digital Cinema Corp. (a)	4,170	5,963
Citrix Systems, Inc. (a)	13,845	836,653
ClickSoftware Technologies Ltd.	2,678	23,513
CommVault Systems, Inc. (a)	3,318	112,513
Compuware Corp. (a)	15,897	134,489
Concur Technologies, Inc. (a)	4,005	167,489
Convio, Inc. (a)	1,400	12,908
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Deltek, Inc. (a)(d)	5,101	$ 33,667
DemandTec, Inc. (a)	2,883	18,970
Descartes Systems Group, Inc. (a)	5,283	33,450
Digimarc Corp. (a)	697	23,287
ebix.com, Inc. (a)(d)	2,948	48,288
Electronic Arts, Inc. (a)	24,318	549,100
EPIQ Systems, Inc.	2,750	34,430
ePlus, Inc. (a)	1,018	25,613
Evolving Systems, Inc.	1,208	8,154
FalconStor Software, Inc. (a)	4,107	13,430
Fortinet, Inc. (a)	11,054	211,463
Fundtech Ltd.	1,244	21,123
Glu Mobile, Inc. (a)	4,837	14,753
Gravity Co. Ltd. sponsored ADR (a)	3,519	5,560
Guidance Software, Inc. (a)	2,847	17,936
Informatica Corp. (a)	7,784	325,216
Interactive Intelligence Group, Inc. (a)	1,472	47,575
Intuit, Inc.	22,270	1,098,579
JDA Software Group, Inc. (a)	3,179	83,957
Kenexa Corp. (a)	2,074	43,658
KongZhong Corp. sponsored ADR (a)	1,876	8,086
Magic Software Enterprises Ltd. (a)(d)	2,459	10,992
Magma Design Automation, Inc. (a)	4,785	24,356
Majesco Entertainment Co. (a)(d)	3,390	8,306
Manhattan Associates, Inc. (a)	1,715	61,208
Mentor Graphics Corp. (a)	8,512	95,249
MICROS Systems, Inc. (a)	5,962	284,149
Microsoft Corp.	624,045	16,599,597
MicroStrategy, Inc. Class A (a)	612	75,203
Mitek Systems, Inc. (a)(d)	1,600	17,520
Monotype Imaging Holdings, Inc. (a)	2,633	30,832
Motricity, Inc. (a)(d)	3,200	7,456
Net 1 UEPS Technologies, Inc. (a)	3,713	24,172
NetScout Systems, Inc. (a)	3,314	45,733
NetSol Technologies, Inc. (a)	5,254	4,907
Nice Systems Ltd. sponsored ADR (a)	2,614	81,583
Nuance Communications, Inc. (a)	22,409	415,911
Opnet Technologies, Inc.	1,706	58,857
Oracle Corp.	374,589	10,514,713
Parametric Technology Corp. (a)	8,612	155,016
Pegasystems, Inc.	2,750	111,128
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Perfect World Co. Ltd. sponsored ADR Class B (a)	3,211	$ 68,940
Pervasive Software, Inc. (a)	1,282	8,423
Progress Software Corp. (a)	5,103	106,295
QAD, Inc.:
Class A	1,432	16,411
Class B	472	4,847
QLIK Technologies, Inc. (a)	5,953	151,087
Quest Software, Inc. (a)	6,696	115,372
RealPage, Inc.	5,216	108,597
Renaissance Learning, Inc.	2,180	33,921
Retalix Ltd. (a)	1,817	24,039
Rovi Corp. (a)	8,354	408,427
S1 Corp. (a)	3,933	36,144
Shanda Games Ltd. sponsored ADR (a)	6,211	34,968
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,622	55,375
Smith Micro Software, Inc. (a)	2,943	5,562
Sonic Foundry, Inc. (a)	478	5,392
Sourcefire, Inc. (a)	2,245	62,007
SRS Labs, Inc. (a)	1,406	11,585
SS&C Technologies Holdings, Inc. (a)	5,826	96,071
Symantec Corp. (a)	55,157	945,943
Synchronoss Technologies, Inc. (a)	2,905	78,900
Synopsys, Inc. (a)	10,740	277,951
Take-Two Interactive Software, Inc. (a)	6,453	85,309
Taleo Corp. Class A (a)	3,137	80,966
Tangoe, Inc. (a)	2,651	29,347
TeleCommunication Systems, Inc. Class A (a)	4,258	16,138
TeleNav, Inc. (a)	3,300	30,525
The9 Ltd. sponsored ADR (a)(d)	1,168	5,583
THQ, Inc. (a)	5,677	11,070
TIBCO Software, Inc. (a)	12,260	274,379
TigerLogic Corp. (a)	4,013	11,959
TiVo, Inc. (a)	9,122	96,693
Trunkbow International Holdings Ltd. (a)(d)	2,500	7,400
Ultimate Software Group, Inc. (a)	1,985	100,421
Vasco Data Security International, Inc. (a)	3,123	22,205
Verint Systems, Inc. (a)	2,866	81,910
Versant Corp. (a)	349	3,979
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Wave Systems Corp. Class A (a)(d)	5,662	$ 13,023
Websense, Inc. (a)	3,069	63,129
		42,296,981
TOTAL INFORMATION TECHNOLOGY		148,148,869
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	2,257	41,168
ADA-ES, Inc. (a)	693	10,527
American Pacific Corp. (a)	617	4,566
Ampal-American Israel Corp. Class A (a)	2,681	1,233
Arabian American Development Co. (a)	2,565	10,209
Balchem Corp.	2,160	89,208
Cereplast, Inc. (a)(d)	820	2,690
Fuwei Films Holdings Co. Ltd. (a)	926	2,435
Hawkins, Inc.	781	28,311
Innophos Holdings, Inc.	1,584	65,910
Innospec, Inc. (a)	1,775	48,014
Keyuan Petrochemicals, Inc.	4,400	19,246
KMG Chemicals, Inc.	1,079	16,314
Landec Corp. (a)	2,417	14,381
Material Sciences Corp. (a)	1,000	7,010
Methanex Corp.	6,797	176,380
Nanophase Technologies Corp. (a)	626	557
Penford Corp. (a)	697	3,834
Senomyx, Inc. (a)	3,104	13,254
Sigma Aldrich Corp.	8,990	578,866
TPC Group, Inc. (a)	1,300	41,470
Yongye International, Inc. (a)(d)	4,112	20,642
Zoltek Companies, Inc. (a)	2,884	25,379
		1,221,604
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)(d)	1,617	2,959
United States Lime & Minerals, Inc. (a)	477	20,191
		23,150
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	15,036
Silgan Holdings, Inc.	5,158	195,643
		210,679
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.6%
Century Aluminum Co. (a)	7,076	$ 86,115
China Gerui Adv Mat Group Ltd. (a)(d)	3,220	12,172
China Natural Resources, Inc. (a)(d)	1,718	20,341
China Precision Steel, Inc. (a)(d)	3,260	2,770
DRDGOLD Ltd. sponsored ADR (d)	2,313	12,444
Globe Specialty Metals, Inc.	5,615	94,051
Gulf Resources, Inc. (a)(d)	3,255	5,989
Haynes International, Inc.	903	52,401
Horsehead Holding Corp. (a)	3,155	32,339
Kaiser Aluminum Corp.	1,455	75,471
Olympic Steel, Inc.	918	19,021
Pan American Silver Corp.	8,015	262,411
Qiao Xing Universal Telephone, Inc. (a)(d)	7,786	8,487
Randgold Resources Ltd. sponsored ADR	4,430	467,587
Royal Gold, Inc.	4,003	306,950
Schnitzer Steel Inds, Inc. Class A	1,840	83,794
Silver Standard Resources, Inc. (a)	5,917	167,865
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,300	4,940
Steel Dynamics, Inc.	15,927	202,751
Sutor Technology Group Ltd. (a)(d)	5,943	7,250
Universal Stainless & Alloy Products, Inc. (a)	559	18,386
US Energy Corp. (a)(d)	3,179	8,965
		1,952,500
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	4,130	39,359
Pope Resources, Inc. LP	396	17,178
		56,537
TOTAL MATERIALS		3,464,470
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.6%
012 Smile.Communications Ltd. (d)	2,234	44,434
8x8, Inc. (a)(d)	4,944	21,408
Alaska Communication Systems Group, Inc. (d)	3,895	29,602
Atlantic Tele-Network, Inc.	1,335	44,322
Boingo Wireless, Inc.	2,518	22,033
Cbeyond, Inc. (a)	2,266	21,051
City Telecom (HK) Ltd. sponsored ADR	671	6,576
Cogent Communications Group, Inc. (a)	3,394	48,127
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Consolidated Communications Holdings, Inc.	2,653	$ 50,699
FairPoint Communications, Inc. (a)(d)	1,850	11,859
General Communications, Inc. Class A (a)	3,238	28,753
Global Crossing Ltd. (a)	4,607	131,069
Globalstar, Inc. (a)(d)	22,812	18,667
Hawaiian Telcom Holdco, Inc. (a)(d)	740	14,985
HickoryTech Corp.	1,808	17,266
Iridium Communications, Inc. (a)	5,293	39,115
Level 3 Communications, Inc. (a)(d)	126,039	226,870
Neutral Tandem, Inc. (a)	2,667	31,711
PAETEC Holding Corp. (a)	10,485	58,821
SureWest Communications	1,410	16,356
Telefonos de Mexico SA de CV Series A sponsored ADR	257	4,372
Towerstream Corp. (a)(d)	3,771	14,028
tw telecom, inc. (a)	11,177	215,604
VocalTec Communications Ltd. (a)	850	17,425
Warwick Valley Telephone Co.	1,019	13,970
Windstream Corp.	37,386	474,802
		1,623,925
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series A sponsored ADR (d)	968	24,510
Clearwire Corp. Class A (a)(d)	18,525	59,465
FiberTower Corp. (a)(d)	5,318	6,328
Leap Wireless International, Inc. (a)	5,982	54,077
Linktone Ltd. sponsored ADR (a)	452	416
NII Holdings, Inc. (a)	12,436	479,159
NTELOS Holdings Corp.	3,307	64,983
Partner Communications Co. Ltd. ADR	1,446	15,790
Pendrell Corp. (a)(d)	14,775	33,096
SBA Communications Corp. Class A (a)	8,404	317,587
Shenandoah Telecommunications Co.	1,983	27,227
USA Mobility, Inc.	1,749	26,532
Vodafone Group PLC sponsored ADR	64,042	1,686,866
		2,796,036
TOTAL TELECOMMUNICATION SERVICES		4,419,961
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	1,609	$ 67,819
Otter Tail Corp. (d)	2,841	58,411
		126,230
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	1,300	3,185
Delta Natural Gas Co., Inc.	605	20,376
		23,561
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)(d)	3,632	6,211
Water Utilities - 0.0%
Artesian Resources Corp. Class A	433	7,889
Cadiz, Inc. (a)(d)	828	8,330
Connecticut Water Service, Inc.	871	23,134
Consolidated Water Co., Inc.	1,157	9,430
Middlesex Water Co.	1,342	24,411
Pure Cycle Corp. (a)	3,377	9,996
Tri-Tech Holding, Inc. (a)	664	2,835
York Water Co.	1,176	20,968
		106,993
TOTAL UTILITIES		262,995
TOTAL COMMON STOCKS (Cost $221,782,961)		287,897,821
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.1% 9/29/11 to 3/8/12 (e) (Cost $1,199,821)	$ 1,200,000	1,199,928
Money Market Funds - 10.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	10,889,603	$ 10,889,603
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,175,774	19,175,774
TOTAL MONEY MARKET FUNDS (Cost $30,065,377)		30,065,377
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $253,048,159)		319,163,126
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(18,205,312)
NET ASSETS - 100%		$ 300,957,814
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
288 CME E-mini NASDAQ 100 Index Contracts	Sept. 2011	$ 12,906,720	$ 300,837

The face value of futures purchased as a percentage of net assets is 4.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,149,935.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,239
Fidelity Securities Lending Cash Central Fund	306,688
Total	$ 315,927
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,694,637	$ 48,678,838	$ -	$ 15,799
Consumer Staples	7,393,518	7,393,518	-	-
Energy	4,790,532	4,788,664	-	1,868
Financials	19,774,539	19,774,539	-	-
Health Care	36,984,854	36,984,854	-	-
Industrials	13,963,446	13,958,172	-	5,274
Information Technology	148,148,869	148,148,869	-	-
Materials	3,464,470	3,445,224	-	19,246
Telecommunication Services	4,419,961	4,419,961	-	-
Utilities	262,995	262,995	-	-
U.S. Government and Government Agency Obligations	1,199,928	-	1,199,928	-
Money Market Funds	30,065,377	30,065,377	-	-
Total Investments in Securities:	$ 319,163,126	$ 317,921,011	$ 1,199,928	$ 42,187
Derivative Instruments:
Assets
Futures Contracts	$ 300,837	$ 300,837	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,872
Total Realized Gain (Loss)	77,792
Total Unrealized Gain (Loss)	(147,293)
Cost of Purchases	41,989
Proceeds of Sales	(235,233)
Amortization/Accretion	-
Transfers in to Level 3	289,060
Transfers out of Level 3	-
Ending Balance	$ 42,187
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (162,831)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $254,151,261. Net unrealized appreciation aggregated $65,011,865, of which $98,416,771 related to appreciated investment securities and $33,404,906 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock

August 31, 2011

1.805775.107

ETF-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,126	$ 15,055
Ballard Power Systems, Inc. (a)	4,911	6,721
China Automotive Systems, Inc. (a)(d)	976	4,890
China XD Plastics Co. Ltd. (a)(d)	1,500	7,965
Dorman Products, Inc. (a)	813	26,301
Exide Technologies (a)	2,941	16,587
Federal-Mogul Corp. Class A (a)	3,831	68,039
Fuel Systems Solutions, Inc. (a)	788	16,650
Gentex Corp.	5,425	140,752
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	365	1,208
Shiloh Industries, Inc.	795	8,037
SORL Auto Parts, Inc. (a)	706	2,436
Spartan Motors, Inc.	1,617	7,406
Wonder Auto Technology, Inc. (a)(d)	1,326	7,187
		329,234
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	1,230	3,161
Tesla Motors, Inc. (a)(d)	3,525	87,209
		90,370
Distributors - 0.2%
Audiovox Corp. Class A (a)	1,512	9,692
Core-Mark Holding Co., Inc. (a)	470	16,694
LKQ Corp. (a)	5,616	143,770
Pool Corp.	1,926	49,941
Weyco Group, Inc.	600	13,650
		233,747
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	786	32,399
Apollo Group, Inc. Class A (non-vtg.) (a)	5,838	273,364
Archipelago Learning, Inc. (a)	1,052	9,773
Ascent Capital Group, Inc. (a)	730	34,967
Cambium Learning Group, Inc. (a)	1,422	4,252
Capella Education Co. (a)	696	22,258
Career Education Corp. (a)	3,323	56,391
ChinaCast Education Corp. (a)(d)	1,400	6,174
Coinstar, Inc. (a)	1,281	58,401
Corinthian Colleges, Inc. (a)(d)	3,336	7,339
Education Management Corp. (a)(d)	5,400	84,942
Global Education & Technology Group Ltd. ADR (a)	330	1,676
Grand Canyon Education, Inc. (a)	1,755	27,290
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Learning Tree International, Inc.	981	$ 9,516
Lincoln Educational Services Corp.	1,060	10,420
Matthews International Corp. Class A	1,320	44,101
National American University Holdings, Inc.	744	6,532
Princeton Review, Inc. (a)	1,131	205
Steiner Leisure Ltd. (a)	630	25,131
Stewart Enterprises, Inc. Class A	4,161	25,216
StoneMor Partners LP	522	14,992
Strayer Education, Inc.	538	50,922
		806,261
Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc. (a)	1,036	13,458
Ambassadors Group, Inc.	986	7,494
Ameristar Casinos, Inc.	1,185	22,124
Asia Entertainment & Resources Ltd.	1,500	11,565
Benihana, Inc. (a)	136	1,107
Benihana, Inc. Class A (sub. vtg.) (a)	256	2,076
BJ's Restaurants, Inc. (a)	1,200	55,404
Bob Evans Farms, Inc.	1,335	42,400
Bravo Brio Restaurant Group, Inc.	500	10,375
Buffalo Wild Wings, Inc. (a)	636	39,197
Caribou Coffee Co., Inc. (a)	636	9,661
Carrols Restaurant Group, Inc. (a)	690	6,376
Century Casinos, Inc. (a)	1,051	2,932
China Lodging Group Ltd. ADR (a)(d)	1,680	27,905
Churchill Downs, Inc.	808	35,374
Cosi, Inc. (a)	2,856	1,999
Cracker Barrel Old Country Store, Inc.	891	37,743
Ctrip.com International Ltd. sponsored ADR (a)	5,723	238,764
Denny's Corp. (a)	5,491	20,811
Dunkin' Brands Group, Inc. (a)(d)	5,009	131,937
Einstein Noah Restaurant Group, Inc.	801	11,991
eLong, Inc. sponsored ADR (a)	864	15,664
Empire Resorts, Inc. (a)	1,786	1,411
Gaming Partners International Corp.	405	2,997
Great Wolf Resorts, Inc. (a)	1,656	4,703
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,000	38,240
International Speedway Corp. Class A	1,079	27,148
Interval Leisure Group, Inc. (a)	1,956	24,646
Isle of Capri Casinos, Inc. (a)	1,311	8,574
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jack in the Box, Inc. (a)	1,994	$ 41,415
Jamba, Inc. (a)	2,631	4,631
Lakes Entertainment, Inc. (a)	1,276	3,101
McCormick & Schmick's Seafood Restaurants (a)	786	4,905
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	6,671	86,723
Monarch Casino & Resort, Inc. (a)	976	9,926
Morgans Hotel Group Co. (a)	1,296	8,904
MTR Gaming Group, Inc. (a)	1,590	3,975
Multimedia Games Holdng Co., Inc. (a)	1,111	5,477
O'Charleys, Inc. (a)	1,021	5,738
P.F. Chang's China Bistro, Inc.	911	27,458
Panera Bread Co. Class A (a)	1,154	132,883
Papa John's International, Inc. (a)	1,100	32,725
Peet's Coffee & Tea, Inc. (a)	509	29,649
Penn National Gaming, Inc. (a)	3,230	128,586
Premier Exhibitions, Inc. (a)	1,531	2,526
Red Robin Gourmet Burgers, Inc. (a)	795	24,804
Rick's Cabaret International, Inc. (a)	546	3,904
Ruth's Hospitality Group, Inc. (a)	1,954	10,337
Scientific Games Corp. Class A (a)	3,891	34,319
Shuffle Master, Inc. (a)	2,856	25,304
Sonic Corp. (a)	2,295	21,275
Starbucks Corp.	29,000	1,119,980
Texas Roadhouse, Inc. Class A	2,651	37,909
The Cheesecake Factory, Inc. (a)	2,354	64,617
Town Sports International Holdings, Inc. (a)	1,156	8,682
Wynn Resorts Ltd.	4,801	742,811
		3,476,640
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	831	6,233
Cavco Industries, Inc. (a)	221	8,038
Deer Consumer Products, Inc. (d)	2,835	15,536
Dixie Group, Inc. (a)	511	1,886
Flexsteel Industries, Inc.	324	5,080
Garmin Ltd. (d)	8,015	268,743
Helen of Troy Ltd. (a)	1,061	31,851
Hooker Furniture Corp.	791	7,159
iRobot Corp. (a)	926	25,761
Lifetime Brands, Inc.	540	5,724
SGOCO Technology Ltd. (a)	500	1,550
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Skullcandy, Inc. (a)	844	$ 13,960
SodaStream International Ltd.	812	28,785
Stanley Furniture Co., Inc. (a)	1,191	4,109
Universal Electronics, Inc. (a)	671	13,058
Zagg, Inc. (a)(d)	2,101	31,578
		469,051
Internet & Catalog Retail - 4.2%
1-800-FLOWERS.com, Inc. Class A (a)	1,800	4,482
Amazon.com, Inc. (a)	17,686	3,807,619
Bidz.com, Inc. (a)	966	599
Blue Nile, Inc. (a)(d)	666	25,861
dELiA*s, Inc. (a)	1,231	1,896
Expedia, Inc.	10,075	305,373
Gaiam, Inc. Class A	826	3,089
Geeknet, Inc. (a)	322	6,791
HomeAway, Inc.	2,900	121,336
HSN, Inc. (a)	2,103	67,590
Liberty Media Corp. Interactive Series A (a)	22,969	363,370
MakeMyTrip Ltd. (d)	1,383	26,277
Mecox Lane Ltd. ADR	420	848
Netflix, Inc. (a)	2,055	482,946
NutriSystem, Inc.	1,365	17,458
Overstock.com, Inc. (a)	971	10,166
PetMed Express, Inc.	1,226	12,419
Priceline.com, Inc. (a)	1,922	1,032,614
Shutterfly, Inc. (a)	1,371	73,568
US Auto Parts Network, Inc. (a)	1,216	7,685
ValueVision Media, Inc. Class A (a)	1,606	6,087
Vitacost.com, Inc. (a)	1,100	5,247
		6,383,321
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	780	12,230
Black Diamond, Inc. (a)	810	6,245
Hasbro, Inc.	5,300	205,322
JAKKS Pacific, Inc.	1,086	18,462
Mattel, Inc.	14,010	376,449
Smith & Wesson Holding Corp. (a)	2,189	7,158
Summer Infant, Inc. (a)	940	6,571
		632,437
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 5.7%
AirMedia Group, Inc. ADR (a)	2,088	$ 5,638
AMC Networks, Inc. Class A	2,200	81,400
Beasley Broadcast Group, Inc. Class A (a)	961	3,902
Bona Film Group Ltd. sponsored ADR	400	1,904
Carmike Cinemas, Inc. (a)	600	4,248
Central European Media Enterprises Ltd. Class A (a)(d)	2,189	28,151
Charter Communications, Inc. Class A (a)	4,300	214,484
China Yida Holding Co. (a)	803	2,819
ChinaNet Online Holdings, Inc. (a)	700	805
Comcast Corp.:
Class A	81,524	1,753,581
Class A (special) (non-vtg.)	26,291	556,318
Crown Media Holdings, Inc. Class A (a)(d)	13,065	17,246
CTC Media, Inc.	6,015	94,736
Cumulus Media, Inc. Class A (a)(d)	2,040	5,488
Daily Journal Corp. (a)	40	2,800
DIRECTV (a)	30,159	1,326,091
Discovery Communications, Inc. (a)	5,517	233,259
Discovery Communications, Inc. Class C (non-vtg.) (a)	5,438	214,855
DISH Network Corp. Class A (a)	8,153	202,684
DreamWorks Animation SKG, Inc. Class A (a)	2,951	62,325
Emmis Communications Corp. Class A (a)	8,610	6,544
Fisher Communications, Inc. (a)	375	9,941
Focus Media Holding Ltd. ADR (a)	5,085	159,466
Global Sources Ltd. (a)	1,719	14,061
Global Traffic Network, Inc. (a)	576	8,064
Harris Interactive, Inc. (a)	2,721	1,749
Insignia Systems, Inc.	2,760	9,301
interCLICK, Inc. (a)	645	3,728
Knology, Inc. (a)	1,497	20,404
Lamar Advertising Co. Class A (a)	3,066	64,110
Liberty Global, Inc.:
Class A (a)	5,900	238,301
Class B (a)	206	8,586
Class C (a)	4,833	186,505
Liberty Media Corp.:
Capital Series A (a)	3,001	214,001
Starz Series A (a)	1,986	136,776
LodgeNet Entertainment Corp. (a)(d)	1,156	2,150
Madison Square Garden Co. Class A (a)	2,409	58,201
MDC Partners, Inc. Class A (sub. vtg.)	1,636	26,094
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Morningstar, Inc.	1,903	$ 113,533
National CineMedia, Inc.	2,100	29,757
Navarre Corp. (a)	1,456	2,592
New Frontier Media, Inc. (a)	1,456	1,820
News Corp.:
Class A	70,969	1,225,635
Class B	31,125	540,953
Nexstar Broadcasting Group, Inc. Class A (a)	1,349	8,229
Outdoor Channel Holdings, Inc.	1,002	6,904
Private Media Group, Inc. (a)	786	550
Radio One, Inc. Class D (non-vtg.) (a)	5,549	7,935
ReachLocal, Inc. (a)	1,032	15,016
Rentrak Corp. (a)	486	6,955
RRSat Global Communications Network Ltd.	906	5,400
Salem Communications Corp. Class A	702	1,762
Scholastic Corp.	1,400	38,864
Sinclair Broadcast Group, Inc. Class A	1,914	14,948
Sirius XM Radio, Inc. (a)(d)	155,000	279,000
Spanish Broadcasting System, Inc. Class A (a)	162	517
SuperMedia, Inc. (a)	550	1,166
Value Line, Inc.	450	5,495
Virgin Media, Inc.	12,500	317,000
VisionChina Media, Inc. ADR (a)(d)	3,138	5,868
Westwood One, Inc. (a)(d)	795	4,492
WPP PLC sponsored ADR	510	26,709
		8,641,816
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	4,893	349,458
Fred's, Inc. Class A	1,836	21,022
Gordmans Stores, Inc.	821	12,233
Sears Holdings Corp. (a)(d)	4,300	257,527
The Bon-Ton Stores, Inc.	511	3,582
Tuesday Morning Corp. (a)	1,641	6,548
		650,370
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	871	1,080
America's Car Mart, Inc. (a)	495	14,875
Ascena Retail Group, Inc. (a)	3,090	87,818
AutoChina International Ltd. (a)(d)	677	16,248
bebe Stores, Inc.	3,505	24,044
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bed Bath & Beyond, Inc. (a)	9,850	$ 560,071
Big 5 Sporting Goods Corp.	1,041	7,735
Body Central Corp.	650	11,278
Books-A-Million, Inc.	771	2,012
Cache, Inc. (a)	691	3,835
Casual Male Retail Group, Inc. (a)	2,259	9,420
Charming Shoppes, Inc. (a)	5,121	16,234
Citi Trends, Inc. (a)	615	7,171
Coldwater Creek, Inc. (a)	3,396	3,600
Conn's, Inc. (a)	1,091	6,251
Cost Plus, Inc. (a)	841	6,535
Destination Maternity Corp.	476	6,688
Finish Line, Inc. Class A	1,876	37,708
Francescas Holdings Corp. (a)	1,716	39,348
Golfsmith International Holdings, Inc. (a)	570	1,778
Hibbett Sports, Inc. (a)	1,161	43,491
Hot Topic, Inc.	1,891	15,657
Jos. A. Bank Clothiers, Inc. (a)	960	49,200
Kirkland's, Inc. (a)	931	8,621
Monro Muffler Brake, Inc.	1,177	46,527
O'Reilly Automotive, Inc. (a)	5,409	350,936
Pacific Sunwear of California, Inc. (a)	2,790	4,325
PetSmart, Inc.	4,688	197,740
Rent-A-Center, Inc.	2,661	74,987
Ross Stores, Inc.	4,742	362,882
rue21, Inc. (a)	1,041	26,087
Select Comfort Corp. (a)	2,041	32,411
Shoe Carnival, Inc. (a)	477	12,073
Staples, Inc.	28,200	415,668
Stein Mart, Inc.	1,770	12,532
Tandy Leather Factory, Inc. (a)	422	2,026
The Children's Place Retail Stores, Inc. (a)	873	37,469
Tractor Supply Co.	2,820	173,063
Trans World Entertainment Corp. (a)	2,931	5,950
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,339	138,188
Urban Outfitters, Inc. (a)	6,403	167,599
West Marine, Inc. (a)	916	8,656
Wet Seal, Inc. Class A (a)	4,042	20,372
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp.	300	$ 14,079
Zumiez, Inc. (a)	1,176	21,744
		3,106,012
Textiles, Apparel & Luxury Goods - 0.7%
Cherokee, Inc.	405	5,609
Columbia Sportswear Co.	1,371	72,238
Crocs, Inc. (a)	3,216	87,990
Deckers Outdoor Corp. (a)	1,592	141,624
Exceed Co. Ltd. (a)	1,148	4,845
Fossil, Inc. (a)	2,490	240,559
G-III Apparel Group Ltd. (a)	750	21,195
Heelys, Inc. (a)	960	2,016
Iconix Brand Group, Inc. (a)	2,850	55,803
Joe's Jeans, Inc. (a)	2,547	1,686
K-Swiss, Inc. Class A (a)	1,411	7,535
Kingold Jewelry, Inc. (a)	1,981	2,991
LJ International, Inc. (a)	981	2,766
lululemon athletica, Inc. (a)	4,123	225,652
Perry Ellis International, Inc. (a)	736	16,913
Steven Madden Ltd. (a)	1,530	55,264
Tandy Brands Accessories, Inc. (a)	1,011	1,769
True Religion Apparel, Inc. (a)	956	29,158
Vera Bradley, Inc.	1,600	56,160
Wacoal Holdings Corp. sponsored ADR	98	6,092
		1,037,865
TOTAL CONSUMER DISCRETIONARY		25,857,124
CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Central European Distribution Corp. (a)(d)	2,876	20,247
Coca-Cola Bottling Co. Consolidated	315	17,640
Craft Brewers Alliance, Inc. (a)	1,989	11,894
Hansen Natural Corp. (a)	3,576	305,104
Jones Soda Co. (a)	1,516	1,349
MGP Ingredients, Inc.	716	4,389
National Beverage Corp.	2,000	32,980
Primo Water Corp.	875	6,186
		399,789
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
Andersons, Inc.	716	$ 28,790
Arden Group, Inc. Class A	150	12,233
Casey's General Stores, Inc.	1,307	58,815
Chefs' Warehouse Holdings (a)	794	11,513
China Jo-Jo Drugstores, Inc. (a)(d)	574	1,079
Costco Wholesale Corp.	17,186	1,349,788
Fresh Market, Inc.	2,100	81,081
Ingles Markets, Inc. Class A	861	13,199
Nash-Finch Co.	538	17,108
PriceSmart, Inc.	1,215	79,534
QKL Stores, Inc. (a)	2,086	2,941
Spartan Stores, Inc.	873	14,090
Susser Holdings Corp. (a)	641	13,525
The Pantry, Inc. (a)	881	11,013
United Natural Foods, Inc. (a)	1,731	70,400
Village Super Market, Inc. Class A	275	6,883
Whole Foods Market, Inc.	6,685	441,411
Winn-Dixie Stores, Inc. (a)	2,121	16,353
		2,229,756
Food Products - 0.7%
AgFeed Industries, Inc. (a)(d)	1,833	1,906
Alico, Inc.	240	5,098
Bridgford Foods Corp.	391	3,926
Cal-Maine Foods, Inc. (d)	888	28,833
Calavo Growers, Inc.	741	14,820
Cresud S.A.C.I.F. y A. sponsored ADR	1,928	27,243
Diamond Foods, Inc.	756	59,618
Farmer Brothers Co.	750	4,253
GLG Life Tech Corp. (a)	1,704	7,396
Green Mountain Coffee Roasters, Inc. (a)	5,947	622,889
Hain Celestial Group, Inc. (a)	1,455	46,022
Imperial Sugar Co.	496	4,444
J&J Snack Foods Corp.	855	43,272
John B. Sanfilippo & Son, Inc. (a)	362	3,026
Lancaster Colony Corp.	978	59,286
Le Gaga Holdings Ltd. ADR (d)	500	3,000
Lifeway Foods, Inc. (a)	786	8,245
Limoneira Co.	375	6,581
Origin Agritech Ltd. (a)	1,000	2,900
Sanderson Farms, Inc.	848	33,242
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seneca Foods Corp. Class A (a)	481	$ 11,260
SkyPeople Fruit Juice, Inc. (a)(d)	904	2,007
Smart Balance, Inc. (a)	2,551	12,883
Snyders-Lance, Inc.	2,396	53,359
SunOpta, Inc. (a)	2,641	13,812
Zhongpin, Inc. (a)(d)	1,276	12,109
		1,091,430
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,321	10,357
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,186	9,334
WD-40 Co.	700	28,798
		48,489
Personal Products - 0.1%
China Sky One Medical, Inc. (a)(d)	576	1,302
Elizabeth Arden, Inc. (a)	1,380	44,464
Inter Parfums, Inc.	1,381	22,869
Mannatech, Inc. (a)	1,156	638
Nature's Sunshine Products, Inc. (a)	208	3,580
Nutraceutical International Corp. (a)	550	7,673
Parlux Fragrances, Inc. (a)	1,126	3,716
Physicians Formula Holdings, Inc. (a)	856	2,919
Reliv International, Inc.	601	968
Synutra International, Inc. (a)(d)	2,940	17,993
The Female Health Co.	899	3,875
		109,997
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,231	7,593
TOTAL CONSUMER STAPLES		3,887,054
ENERGY - 1.7%
Energy Equipment & Services - 0.3%
Dawson Geophysical Co. (a)	450	15,768
ENGlobal Corp. (a)	1,050	3,465
Exterran Partners LP	1,140	25,981
Forbes Energy Services Ltd. (a)	3,000	25,530
Global Industries Ltd. (a)	4,221	18,615
Gulf Island Fabrication, Inc.	651	16,015
Hercules Offshore, Inc. (a)	5,951	25,113
Lufkin Industries, Inc.	1,200	74,676
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Matrix Service Co. (a)	1,041	$ 11,316
Mitcham Industries, Inc. (a)	336	5,648
OYO Geospace Corp. (a)	206	15,182
Patterson-UTI Energy, Inc.	6,111	149,353
PHI, Inc. (non-vtg.) (a)	476	10,781
RigNet, Inc.	640	9,837
SinoTech Energy Ltd. ADR (d)	860	1,011
Tesco Corp. (a)	1,470	24,549
Union Drilling, Inc. (a)	1,161	9,903
		442,743
Oil, Gas & Consumable Fuels - 1.4%
Abraxas Petroleum Corp. (a)(d)	2,778	10,251
Alliance Holdings GP, LP	2,376	112,860
Alliance Resource Partners LP	1,552	111,542
Amyris, Inc.	1,800	36,126
APCO Oil and Gas International, Inc.	358	28,332
Approach Resources, Inc. (a)	1,050	19,488
Atlas Energy, Inc. (a)	3,461	0
ATP Oil & Gas Corp. (a)(d)	1,838	24,758
BioFuel Energy Corp. (a)(d)	4,688	1,360
BreitBurn Energy Partners LP	2,100	38,829
Brigham Exploration Co. (a)	4,455	129,641
Calumet Specialty Products Partners LP	1,373	28,311
Capital Product Partners LP	1,309	8,901
Carrizo Oil & Gas, Inc. (a)	1,524	45,750
Clayton Williams Energy, Inc. (a)	465	26,384
Clean Energy Fuels Corp. (a)(d)	2,500	32,925
Copano Energy LLC	2,727	88,409
CREDO Petroleum Corp. (a)	1,004	9,267
Crimson Exploration, Inc. (a)	3,522	9,087
Crosstex Energy LP	1,976	32,387
Crosstex Energy, Inc.	2,006	23,450
Delta Petroleum Corp. (a)(d)	1,081	3,481
Dorchester Minerals LP	1,770	44,038
Double Eagle Petroleum Co. (a)	405	3,843
Eagle Rock Energy Partners LP	4,782	50,785
Energy XXI (Bermuda) Ltd. (a)	2,870	76,945
EV Energy Partners LP	1,265	87,133
FX Energy, Inc. (a)	1,740	10,875
GeoMet, Inc. (a)	2,416	2,174
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Georesources, Inc. (a)	1,000	$ 23,300
Gevo, Inc. (a)	938	10,008
Golar LNG Ltd. (NASDAQ)	2,796	92,240
Golar LNG Partners LP	884	22,728
Green Plains Renewable Energy, Inc. (a)	1,400	14,784
Gulfport Energy Corp. (a)	1,921	55,517
Hallador Energy Co.	1,071	9,157
Isramco, Inc. (a)	100	6,501
Ivanhoe Energy, Inc. (a)	13,446	22,383
James River Coal Co. (a)	1,160	12,551
KiOR, Inc. Class A (d)	1,800	24,840
Knightsbridge Tankers Ltd. (d)	941	16,882
L&L Energy, Inc. (a)(d)	1,400	4,900
Legacy Reserves LP	1,688	46,521
LINN Energy LLC/LINN Energy Finance Corp.	6,892	260,862
Martin Midstream Partners LP	808	28,700
Pacific Ethanol, Inc. (a)	204	95
Petroleum Development Corp. (a)	1,267	30,167
PostRock Energy Corp. (a)	615	2,780
PrimeEnergy Corp. (a)	165	3,397
Ram Energy Resources, Inc. (a)(d)	6,236	6,361
Rex Energy Corp. (a)	1,615	19,848
Rosetta Resources, Inc. (a)	2,181	100,217
Sino Clean Energy, Inc. (a)	6,561	9,973
Sino Clean Energy, Inc. rights 6/20/11 (a)	1,155	0
Solazyme, Inc.	2,300	32,223
StealthGas, Inc. (a)	1,116	4,754
Syntroleum Corp. (a)	2,661	3,193
TC Pipelines LP	2,091	91,168
Top Ships, Inc. (a)	274	493
Toreador Resources Corp. (a)	1,260	4,019
TransGlobe Energy Corp. (a)	2,602	25,191
Uranium Resources, Inc. (a)(d)	8,752	10,240
Verenium Corp. (a)	997	3,131
Warren Resources, Inc. (a)	2,571	8,690
Zion Oil & Gas, Inc. (a)(d)	1,633	4,605
Zion Oil & Gas, Inc. warrants 8/15/12 (a)(d)	652	300
		2,110,051
TOTAL ENERGY		2,552,794
Common Stocks - continued
	Shares	Value
FINANCIALS - 6.8%
Capital Markets - 1.3%
American Capital Ltd. (a)	13,199	$ 114,963
BGC Partners, Inc. Class A	2,515	16,524
Calamos Asset Management, Inc. Class A	941	11,094
Capital Southwest Corp.	195	17,376
Cowen Group, Inc. Class A (a)	2,711	9,434
Diamond Hill Investment Group, Inc.	180	13,156
E*TRADE Financial Corp. (a)	10,989	135,824
Edelman Financial Group, Inc.	975	6,776
Epoch Holding Corp.	1,101	16,383
FBR Capital Markets Corp. (a)	2,895	7,382
Financial Engines, Inc. (a)	2,071	46,142
FirstCity Financial Corp. (a)	871	5,583
Gleacher & Co., Inc. (a)	4,606	5,942
Harris & Harris Group, Inc. (a)	1,245	5,167
Horizon Technology Finance Corp.	300	4,752
ICG Group, Inc. (a)	1,455	14,907
INTL FCStone, Inc. (a)	764	17,786
LPL Investment Holdings, Inc.	4,200	122,220
Medallion Financial Corp.	1,071	10,528
Northern Trust Corp.	9,529	366,199
Penson Worldwide, Inc. (a)(d)	891	1,818
Prospect Capital Corp.	2,651	23,276
Rodman & Renshaw Capital Group, Inc. (a)(d)	2,384	3,195
SEI Investments Co.	7,535	128,924
T. Rowe Price Group, Inc.	10,080	539,078
TD Ameritrade Holding Corp.	22,000	338,360
U.S. Global Investments, Inc. Class A	1,078	7,471
Virtus Investment Partners, Inc. (a)	285	17,473
WisdomTree Investments, Inc. (a)	3,750	33,863
		2,041,596
Commercial Banks - 2.6%
1st Source Corp.	1,106	25,162
1st United Bancorp, Inc. (a)	886	4,740
Alliance Financial Corp.	360	10,908
American National Bankshares, Inc.	525	9,713
American River Bankshares (a)	496	2,490
Ameris Bancorp (a)	723	6,652
Ames National Corp.	341	5,705
Arrow Financial Corp.	679	16,099
Associated Banc-Corp.	6,486	71,346
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BancFirst Corp.	600	$ 21,432
Bancorp Rhode Island, Inc.	200	8,632
Bancorp, Inc., Delaware (a)	1,315	10,257
BancTrust Financial Group, Inc. (a)	1,251	2,877
Bank of Granite Corp. (a)	1,035	787
Bank of Marin Bancorp	371	13,211
Bank of the Ozarks, Inc.	1,270	28,854
Banner Bank	1,315	20,330
BCB Bancorp, Inc.	666	6,407
Berkshire Bancorp, Inc. (a)	960	6,120
BNC Bancorp	360	2,448
BOK Financial Corp.	2,767	136,136
Boston Private Financial Holdings, Inc.	2,700	16,821
Bridge Capital Holdings (a)	516	5,212
Bryn Mawr Bank Corp.	570	10,836
Camden National Corp.	434	12,204
Capital Bank Corp. (a)	3,098	8,643
Capital City Bank Group, Inc. (d)	876	8,909
Cardinal Financial Corp.	1,266	12,432
Cascade Bancorp (a)(d)	1,889	18,890
Cathay General Bancorp	3,100	39,742
Center Bancorp, Inc.	1,211	11,613
Center Financial Corp. (a)	1,521	8,396
Centerstate Banks of Florida, Inc.	1,407	8,386
Century Bancorp, Inc. Class A (non-vtg.)	164	4,380
Chemical Financial Corp.	926	16,011
Citizens & Northern Corp.	330	5,382
Citizens Republic Bancorp, Inc. (a)	1,617	12,790
City Holding Co.	726	22,049
CNB Financial Corp., Pennsylvania	681	9,234
CoBiz, Inc.	1,196	6,829
Colony Bankcorp, Inc. (a)	420	1,256
Columbia Banking Systems, Inc.	1,530	25,016
Commerce Bancshares, Inc.	3,400	134,538
Community Trust Bancorp, Inc.	735	18,559
CVB Financial Corp.	3,778	32,944
Eagle Bancorp, Inc., Maryland (a)	1,200	14,868
East West Bancorp, Inc.	5,712	95,333
Eastern Virgina Bankshares, Inc.	270	656
Enterprise Financial Services Corp.	840	12,432
Fidelity Southern Corp.	761	4,840
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	36,636	$ 389,074
Financial Institutions, Inc.	296	4,665
First Bancorp, North Carolina	720	7,020
First Busey Corp.	2,713	13,212
First Citizen Bancshares, Inc.	341	54,219
First Community Bancshares, Inc.	993	11,797
First Financial Bancorp, Ohio	2,091	33,393
First Financial Bankshares, Inc.	1,350	39,974
First Financial Corp., Indiana	540	16,686
First Interstate Bancsystem, Inc.	398	4,852
First M&F Corp.	540	1,744
First Merchants Corp.	1,598	12,129
First Midwest Bancorp, Inc., Delaware	2,856	25,076
First of Long Island Corp.	521	12,400
First South Bancorp, Inc., Virginia	450	1,814
First United Corp.	555	2,370
Firstbank Corp., Michigan	331	1,738
FirstMerit Corp.	4,194	52,257
FNB Corp., North Carolina (a)	411	173
Fulton Financial Corp.	7,724	70,829
German American Bancorp, Inc.	616	9,708
Glacier Bancorp, Inc.	2,842	32,711
Great Southern Bancorp, Inc.	784	13,838
Green Bankshares, Inc. (a)(d)	2,627	5,359
Grupo Financiero Galicia SA sponsored ADR	1,552	18,469
Guaranty Bancorp (a)	2,355	2,496
Hampton Roads Bankshares, Inc. (a)	1,988	15,626
Hancock Holding Co.	3,313	103,465
Hanmi Financial Corp. (a)	4,350	4,220
Heartland Financial USA, Inc.	720	10,829
Heritage Commerce Corp. (a)	592	2,528
Heritage Financial Corp., Washington	525	6,127
Home Bancshares, Inc.	977	22,940
Huntington Bancshares, Inc.	33,603	169,023
IBERIABANK Corp.	1,175	56,565
Independent Bank Corp. (a)	73	145
Independent Bank Corp., Massachusetts	850	20,273
International Bancshares Corp.	2,535	39,673
Intervest Bancshares Corp. Class A (a)	330	993
Investors Bancorp, Inc. (a)	4,476	64,387
Lakeland Bancorp, Inc.	1,260	10,634
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Lakeland Financial Corp.	816	$ 17,772
LNB Bancorp, Inc.	891	3,885
Macatawa Bank Corp. (a)	778	2,334
MainSource Financial Group, Inc.	1,136	10,099
MB Financial, Inc.	2,000	32,600
MBT Financial Corp. (a)	1,035	1,314
Mercantile Bank Corp. (a)	255	2,119
Merchants Bancshares, Inc.	565	15,385
Metro Bancorp, Inc. (a)	390	3,916
Metrocorp Bancshares, Inc. (a)	81	450
Nara Bancorp, Inc. (a)	1,446	10,267
National Bankshares, Inc.	338	8,758
National Penn Bancshares, Inc.	5,906	42,819
NBT Bancorp, Inc.	1,400	28,448
NewBridge Bancorp (a)	1,366	6,120
North Valley Bancorp (a)	114	1,124
Northern States Financial Corp. (a)	381	381
Northfield Bancorp, Inc.	2,196	29,624
Northrim Bancorp, Inc.	386	7,485
Old Point Financial Corp.	461	5,080
Old Second Bancorp, Inc. (a)(d)	900	1,116
OmniAmerican Bancorp, Inc. (a)	426	6,083
Orrstown Financial Services, Inc.	250	3,575
Pacific Capital Bancorp NA (a)	1,335	36,539
Pacific Continental Corp.	450	3,708
Pacific Mercantile Bancorp (a)	556	2,369
PacWest Bancorp	1,500	24,075
Park Sterling Corp. (a)	1,257	5,179
Peapack-Gladstone Financial Corp.	302	3,271
Penns Woods Bancorp, Inc.	457	16,114
Peoples Bancorp, Inc.	495	5,282
Pinnacle Financial Partners, Inc. (a)	1,161	14,721
Popular, Inc. (a)	39,756	82,692
Preferred Bank, Los Angeles (a)	102	819
PremierWest Bancorp (a)	74	93
PrivateBancorp, Inc.	2,900	25,752
Prosperity Bancshares, Inc.	1,866	70,628
Renasant Corp.	771	10,671
Republic Bancorp, Inc., Kentucky Class A	866	15,415
Republic First Bancorp, Inc. (a)	765	1,484
Royal Bancshares of Pennsylvania, Inc. Class A (a)	735	750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S&T Bancorp, Inc.	1,115	$ 20,683
S.Y. Bancorp, Inc.	1,215	24,300
Sandy Spring Bancorp, Inc.	696	11,380
SCBT Financial Corp.	476	13,352
Seacoast Banking Corp., Florida (a)	1,794	3,032
Shore Bancshares, Inc.	300	1,674
Sierra Bancorp	480	5,050
Signature Bank, New York (a)	1,641	91,256
Simmons First National Corp. Class A	696	16,022
Southern Community Financial Corp. (a)	631	852
Southside Bancshares, Inc.	885	17,594
Southwest Bancorp, Inc., Oklahoma (a)	971	4,952
State Bancorp, Inc., New York	566	6,571
State Bank Financial Corp. (a)	972	13,773
StellarOne Corp.	1,176	13,830
Sterling Financial Corp., Washington (a)(d)	2,328	32,708
Suffolk Bancorp	562	4,608
Summit Financial Group, Inc. (a)	405	1,154
Summit Financial Group, Inc. rights 9/15/11 (a)	405	0
Sun Bancorp, Inc., New Jersey (a)	3,097	9,105
Susquehanna Bancshares, Inc.	5,056	33,926
SVB Financial Group (a)	1,772	81,654
Taylor Capital Group, Inc. (a)	566	3,679
Texas Capital Bancshares, Inc. (a)	1,320	33,884
The First Bancorp, Inc.	621	8,309
TIB Financial Corp. (a)	100	1,110
Tower Bancorp, Inc.	792	18,929
TowneBank	921	10,840
Trico Bancshares	786	10,635
Trustmark Corp.	2,475	53,213
UMB Financial Corp.	1,613	62,552
Umpqua Holdings Corp.	4,455	43,525
Union/First Market Bankshares Corp.	696	7,649
United Bankshares, Inc., West Virginia (d)	1,962	44,086
United Community Banks, Inc., Georgia (a)	1,625	16,819
United Security Bancshares, Inc.	465	2,748
United Security Bancshares, California	974	3,058
Univest Corp. of Pennsylvania	711	10,032
Virginia Commerce Bancorp, Inc. (a)	1,605	9,389
VIST Financial Corp.	450	2,880
Washington Banking Co., Oak Harbor	610	6,771
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Washington Trust Bancorp, Inc.	796	$ 17,186
WesBanco, Inc.	1,311	25,407
West Bancorp., Inc.	675	5,954
West Coast Bancorp (a)	706	10,449
Westamerica Bancorp.	1,163	49,323
Western Liberty Bancorp (a)	750	2,288
Wilshire Bancorp, Inc. (a)	3,824	11,778
Wintrust Financial Corp.	1,445	45,633
Yadkin Valley Financial Corp. (a)	4,303	7,444
Zions Bancorporation	7,154	124,766
		3,973,066
Consumer Finance - 0.2%
CompuCredit Holdings Corp. (a)	1,304	4,173
Consumer Portfolio Services, Inc. (a)	1,005	1,045
Credit Acceptance Corp. (a)	1,101	76,123
DFC Global Corp. (a)	1,736	38,314
EZCORP, Inc. (non-vtg.) Class A (a)	1,656	55,559
First Cash Financial Services, Inc. (a)	1,086	50,727
Netspend Holdings, Inc.	3,600	21,312
QC Holdings, Inc.	826	3,172
World Acceptance Corp. (a)	566	36,875
		287,300
Diversified Financial Services - 0.8%
Asset Acceptance Capital Corp. (a)	1,440	5,825
Asta Funding, Inc.	516	4,314
CBOE Holdings, Inc.	3,519	88,855
CME Group, Inc.	2,620	699,854
Encore Capital Group, Inc. (a)	921	21,800
Interactive Brokers Group, Inc.	1,566	23,506
Life Partners Holdings, Inc. (d)	678	4,658
MarketAxess Holdings, Inc.	1,170	34,492
Marlin Business Services Corp. (a)	586	6,803
NewStar Financial, Inc. (a)	2,046	21,012
PICO Holdings, Inc. (a)	911	21,427
Portfolio Recovery Associates, Inc. (a)	610	44,609
Resource America, Inc. Class A	675	3,038
The NASDAQ Stock Market, Inc. (a)	6,840	162,040
		1,142,233
Insurance - 0.8%
21st Century Holding Co. (a)	720	1,742
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Alterra Capital Holdings Ltd.	4,651	$ 94,880
American National Insurance Co.	1,007	75,485
Amerisafe, Inc. (a)	696	13,732
Amtrust Financial Services, Inc.	2,661	64,370
Arch Capital Group Ltd. (a)	5,155	173,620
Argo Group International Holdings, Ltd.	1,241	34,140
Baldwin & Lyons, Inc. Class B	566	12,888
Cincinnati Financial Corp.	6,211	173,411
CNinsure, Inc. ADR (a)	1,407	15,505
Donegal Group, Inc. Class A	1,061	12,912
Eastern Insurance Holdings, Inc.	261	3,445
eHealth, Inc. (a)	1,071	13,645
EMC Insurance Group	761	13,698
Enstar Group Ltd. (a)	522	53,745
Erie Indemnity Co. Class A	1,894	139,266
FPIC Insurance Group, Inc. (a)	329	13,792
Global Indemnity PLC (a)	791	14,634
Greenlight Capital Re, Ltd. (a)	1,101	24,695
Hallmark Financial Services, Inc. (a)	797	5,531
Harleysville Group, Inc.	874	25,058
Infinity Property & Casualty Corp.	621	31,702
Kansas City Life Insurance Co.	510	15,688
Maiden Holdings Ltd.	3,225	27,477
National Interstate Corp.	731	16,733
National Western Life Insurance Co. Class A	165	24,913
Navigators Group, Inc. (a)	671	30,041
Penn Millers Holding Corp. (a)	524	8,463
Presidential Life Corp.	1,016	9,743
Safety Insurance Group, Inc.	623	24,297
Selective Insurance Group, Inc.	2,151	32,717
State Auto Financial Corp.	1,581	22,260
Tower Group, Inc.	1,653	39,689
United Fire & Casualty Co.	1,226	22,203
		1,286,120
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	6,713	191,388
American Capital Mortgage Investment Corp.	700	12,740
Gladstone Commercial Corp.	546	9,031
Investors Real Estate Trust	3,094	24,071
Mission West Properties, Inc.	938	7,335
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Potlatch Corp.	1,547	$ 51,917
Retail Opportunity Investments Corp.	1,933	21,630
		318,112
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	950	33,108
Avatar Holdings, Inc. (a)	266	2,719
China HGS Real Estate, Inc. (a)(d)	2,100	3,696
China Housing & Land Development, Inc. (a)(d)	1,732	1,749
China Real Estate Information Corp. ADR (a)(d)	473	2,753
Elbit Imaging Ltd. (a)	1,350	3,807
FirstService Corp. (sub. vtg.) (a)	1,371	43,614
Stratus Properties, Inc. (a)	266	2,657
Thomas Properties Group, Inc. (a)	1,876	5,759
ZipRealty, Inc. (a)	1,230	2,731
		102,593
Thrifts & Mortgage Finance - 0.8%
Abington Bancorp, Inc.	1,176	10,290
America First Tax Exempt Investors LP	1,272	6,945
Anchor BanCorp Wisconsin, Inc. (a)(d)	936	571
Atlantic Coast Financial Corp. (a)	135	324
Bank Mutual Corp.	2,106	6,697
BankFinancial Corp.	1,191	9,206
Beneficial Mutual Bancorp, Inc. (a)	3,991	31,289
Berkshire Hills Bancorp, Inc.	735	15,832
BofI Holding, Inc. (a)	1,098	15,570
Brookline Bancorp, Inc., Delaware	2,400	20,208
Camco Financial Corp. (a)	511	649
Capitol Federal Financial, Inc.	6,580	70,603
CFS Bancorp, Inc.	375	2,055
Charter Financial Corp., Georgia	850	7,659
Citizens South Banking Corp., Delaware	504	2,016
Clifton Savings Bancorp, Inc.	990	9,910
Dime Community Bancshares, Inc.	1,213	14,629
Eagle Bancorp Montana, Inc.	618	6,211
ESB Financial Corp.	720	8,741
ESSA Bancorp, Inc.	623	7,052
First Defiance Financial Corp. (a)	331	4,508
First Federal Bancshares of Arkansas, Inc. (a)	382	2,292
First Financial Holdings, Inc.	816	5,141
First Financial Northwest, Inc. (a)	805	3,590
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Niagara Financial Group, Inc.	11,927	$ 128,335
First PacTrust Bancorp, Inc.	480	5,698
First Place Financial Corp. (a)	871	584
Flushing Financial Corp.	1,290	14,809
Fox Chase Bancorp, Inc.	851	10,986
HMN Financial, Inc. (a)	216	378
Home Federal Bancorp, Inc.	750	7,635
Hudson City Bancorp, Inc.	20,538	127,541
Kaiser Federal Financial Group, Inc.	608	7,193
Kearny Financial Corp.	3,436	30,031
Meridian Interstate Bancorp, Inc. (a)	1,256	16,001
MutualFirst Financial, Inc.	346	2,685
NASB Financial, Inc. (a)	406	4,113
Northwest Bancshares, Inc.	4,320	51,494
OceanFirst Financial Corp.	600	7,140
Oritani Financial Corp.	2,326	30,587
Parkvale Financial Corp.	300	5,760
People's United Financial, Inc.	15,539	182,583
Provident Financial Holdings, Inc.	1,301	10,915
Provident New York Bancorp	2,176	14,013
Pulaski Financial Corp.	181	1,153
PVF Capital Corp. (a)	791	1,226
Riverview Bancorp, Inc. (a)	1,320	3,617
Rockville Financial, Inc.	2,048	19,681
Roma Financial Corp.	2,277	20,106
Severn Bancorp, Inc. (a)	801	2,395
Territorial Bancorp, Inc.	600	12,168
TFS Financial Corp. (a)	11,756	104,158
Tree.com, Inc. (a)	805	4,283
Trustco Bank Corp., New York	3,054	14,262
United Community Financial Corp., Ohio (a)	1,403	1,403
United Financial Bancorp, Inc.	1,689	26,044
ViewPoint Financial Group	2,052	24,645
Washington Federal, Inc.	4,376	65,771
Waterstone Financial, Inc. (a)	1,776	4,618
Westfield Financial, Inc.	1,872	14,077
WSFS Financial Corp.	266	9,310
		1,249,386
TOTAL FINANCIALS		10,400,406
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.8%
Biotechnology - 5.9%
3SBio, Inc. sponsored ADR (a)	809	$ 11,375
Aastrom Biosciences, Inc. (a)(d)	4,073	10,549
Acadia Pharmaceuticals, Inc. (a)	6,930	9,425
Achillion Pharmaceuticals, Inc. (a)	3,313	20,375
Acorda Therapeutics, Inc. (a)	1,485	38,684
AEterna Zentaris, Inc. (sub. vtg.) (a)	6,110	12,281
Affymax, Inc. (a)	806	3,780
Agenus, Inc. (a)	2,010	1,045
Alexion Pharmaceuticals, Inc. (a)	7,047	408,338
Alkermes, Inc. (a)	3,831	66,430
Allos Therapeutics, Inc. (a)	4,965	8,391
Alnylam Pharmaceuticals, Inc. (a)	1,641	11,454
AMAG Pharmaceuticals, Inc. (a)	815	11,508
Amarin Corp. PLC ADR (a)	3,768	43,370
Amgen, Inc.	36,400	2,016,742
Amicus Therapeutics, Inc. (a)	1,041	4,778
Amylin Pharmaceuticals, Inc. (a)	5,565	62,940
Anadys Pharmaceuticals, Inc. (a)	7,876	5,636
Anthera Pharmaceuticals, Inc. (a)	750	4,208
Ardea Biosciences, Inc. (a)	1,032	16,749
Arena Pharmaceuticals, Inc. (a)	4,364	5,673
ARIAD Pharmaceuticals, Inc. (a)	4,441	43,699
ArQule, Inc. (a)	4,309	18,787
Array Biopharma, Inc. (a)	1,680	3,578
AspenBio Pharma, Inc. (a)	245	902
AVEO Pharmaceuticals, Inc. (a)	1,260	21,395
AVI BioPharma, Inc. (a)	4,555	5,648
BioCryst Pharmaceuticals, Inc. (a)	2,280	7,524
Biogen Idec, Inc. (a)	9,500	894,900
BioMarin Pharmaceutical, Inc. (a)	4,400	130,174
BioMimetic Therapeutics, Inc. (a)	1,109	3,693
Bionovo, Inc. (a)	2,269	1,747
Biosante Pharmaceuticals, Inc. (a)(d)	3,162	8,284
Biospecifics Technologies Corp. (a)	250	4,375
Celgene Corp. (a)	18,300	1,088,301
Cell Therapeutics, Inc. (a)(d)	7,529	8,884
Celldex Therapeutics, Inc. (a)	811	2,530
Cephalon, Inc. (a)	2,935	236,678
Cepheid, Inc. (a)	2,423	87,858
Chelsea Therapeutics International Ltd. (a)	3,982	17,043
China Biologic Products, Inc. (a)(d)	1,000	7,530
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cleveland Biolabs, Inc. (a)	624	$ 1,616
Codexis, Inc. (a)	1,791	11,624
Cubist Pharmaceuticals, Inc. (a)	2,306	79,995
Curis, Inc. (a)	2,541	8,131
Cyclacel Pharmaceuticals, Inc. (a)	2,291	1,924
Cytokinetics, Inc. (a)	1,875	2,138
Cytori Therapeutics, Inc. (a)(d)	1,800	5,940
CytRx Corp. (a)	6,000	2,280
Dendreon Corp. (a)	5,700	69,996
Discovery Laboratories, Inc. (a)	246	529
Dyax Corp. (a)	2,856	4,255
Dynavax Technologies Corp. (a)	6,105	14,652
EntreMed, Inc. (a)	452	637
Enzon Pharmaceuticals, Inc. (a)	2,322	19,853
EpiCept Corp. (a)	3,639	1,493
Exact Sciences Corp. (a)	1,524	11,781
Exelixis, Inc. (a)	5,220	39,046
Genomic Health, Inc. (a)	1,155	28,182
Gentium SpA sponsored ADR (a)	778	5,454
GenVec, Inc. (a)	393	1,085
Geron Corp. (a)	3,411	9,107
Gilead Sciences, Inc. (a)	30,933	1,233,763
Grifols SA ADR (a)	6,213	42,745
GTx, Inc. (a)	1,470	5,321
Halozyme Therapeutics, Inc. (a)	3,666	24,929
Horizon Pharma, Inc.	800	6,400
Human Genome Sciences, Inc. (a)	7,378	94,955
Idenix Pharmaceuticals, Inc. (a)	3,004	17,453
Idera Pharmaceuticals, Inc. (a)	1,200	2,160
ImmunoGen, Inc. (a)	2,475	26,879
Immunomedics, Inc. (a)	3,726	14,941
Incyte Corp. (a)	4,716	75,786
Infinity Pharmaceuticals, Inc. (a)	1,690	11,593
Inhibitex, Inc. (a)	3,363	11,871
Insmed, Inc. (a)	604	2,869
InterMune, Inc. (a)	2,197	59,099
Ironwood Pharmaceuticals, Inc. Class A (a)	1,700	21,658
Isis Pharmaceuticals, Inc. (a)	3,906	29,256
Keryx Biopharmaceuticals, Inc. (a)	2,384	9,703
Lexicon Pharmaceuticals, Inc. (a)	13,164	17,903
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,431	$ 0
Class B (a)	1,050	15,992
General CVR (a)	1,530	40
Glucagon CVR (a)	1,530	21
rights (a)	1,530	38
TR Beta CVR (a)	1,530	18
MannKind Corp. (a)(d)	4,984	15,052
Marina Biotech, Inc. (a)	12,915	2,690
Marshall Edwards, Inc. (a)(d)	225	326
Maxygen, Inc.	1,686	9,290
Medivation, Inc. (a)	1,338	21,635
Metabolix, Inc. (a)	1,021	5,524
Micromet, Inc. (a)	4,300	20,683
Momenta Pharmaceuticals, Inc. (a)	1,656	28,020
Myrexis, Inc. (a)	866	2,347
Myriad Genetics, Inc. (a)	3,714	73,649
Nabi Biopharmaceuticals (a)	2,145	4,033
Nanosphere, Inc. (a)	1,581	2,245
Neurocrine Biosciences, Inc. (a)	2,112	12,968
NeurogesX, Inc. (a)(d)	1,294	2,575
Novavax, Inc. (a)	3,696	6,819
NPS Pharmaceuticals, Inc. (a)	2,371	17,688
Nymox Pharmaceutical Corp. (a)(d)	1,170	9,243
Omeros Corp. (a)	1,209	4,727
OncoGenex Pharmaceuticals, Inc. (a)	285	3,403
Oncolytics Biotech, Inc. (a)	2,080	7,902
Oncothyreon, Inc. (a)	1,186	8,515
ONYX Pharmaceuticals, Inc. (a)	2,314	78,745
Orchid Cellmark, Inc. (a)	2,526	6,845
OREXIGEN Therapeutics, Inc. (a)	2,280	3,238
Osiris Therapeutics, Inc. (a)	1,320	7,062
OXiGENE, Inc. (a)(d)	246	438
Oxygen Biotherapeutics, Inc. (a)(d)	1,711	3,918
PDL BioPharma, Inc.	4,561	27,868
Peregrine Pharmaceuticals, Inc. (a)	1,371	1,933
Pharmacyclics, Inc. (a)	2,850	32,832
Pharmasset, Inc. (a)	1,614	211,950
Pluristem Therapeutics, Inc. (a)(d)	2,661	7,238
Poniard Pharmaceuticals, Inc. (a)	1,860	279
Progenics Pharmaceuticals, Inc. (a)	1,275	7,931
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
QLT, Inc. (a)	2,343	$ 16,916
Regeneron Pharmaceuticals, Inc. (a)	3,466	204,598
Repligen Corp. (a)	1,396	4,579
Rigel Pharmaceuticals, Inc. (a)	2,038	16,059
RXi Pharmaceuticals Corp. (a)(d)	1,015	1,035
Sangamo Biosciences, Inc. (a)	1,786	9,662
Savient Pharmaceuticals, Inc. (a)	2,500	10,750
SciClone Pharmaceuticals, Inc. (a)	1,906	8,920
Seattle Genetics, Inc. (a)(d)	4,515	78,516
SIGA Technologies, Inc. (a)	3,039	17,444
Sinovac Biotech Ltd. (a)	2,373	6,787
Spectrum Pharmaceuticals, Inc. (a)	2,391	20,443
StemCells, Inc. (a)	434	1,076
Sunesis Pharmaceuticals, Inc. (a)	4,605	7,138
SuperGen, Inc. (a)	1,906	4,098
Synta Pharmaceuticals Corp. (a)	2,205	9,371
Targacept, Inc. (a)	1,066	17,354
Telik, Inc. (a)	2,391	717
Theratechnologies, Inc. (a)	2,400	9,485
Theravance, Inc. (a)	2,860	54,340
Transcept Pharmaceuticals, Inc. (a)	574	1,860
Transition Therapeutics, Inc. (a)	2,160	4,320
Trimeris, Inc. (a)	885	1,743
Trius Therapeutics, Inc.	938	6,219
United Therapeutics Corp. (a)	2,501	107,918
Vanda Pharmaceuticals, Inc. (a)	3,326	20,156
Vertex Pharmaceuticals, Inc. (a)	7,950	359,897
Vical, Inc. (a)	2,055	7,460
XOMA Ltd. (a)	491	962
Zalicus, Inc. (a)	3,496	5,594
ZIOPHARM Oncology, Inc. (a)	2,400	13,752
		9,091,152
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	1,422	35,365
Abiomed, Inc. (a)	1,236	15,376
Accuray, Inc. (a)	2,467	12,187
Align Technology, Inc. (a)	2,745	52,430
Alimera Sciences, Inc. (a)(d)	1,324	9,480
Alphatec Holdings, Inc. (a)	2,655	6,717
Analogic Corp.	510	25,255
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Angiodynamics, Inc. (a)	991	$ 14,270
Anika Therapeutics, Inc. (a)	1,231	7,411
ArthroCare Corp. (a)	1,040	33,727
Atrion Corp.	85	18,267
BioLase Technology, Inc. (d)	1,083	3,639
Cardica, Inc. (a)	3,176	7,241
Cardiovascular Systems, Inc. (a)	456	5,860
Cerus Corp. (a)(d)	1,786	3,661
China Medical Technologies, Inc. sponsored ADR (a)(d)	881	5,286
Conceptus, Inc. (a)	1,086	11,512
CONMED Corp. (a)	1,275	29,899
Cutera, Inc. (a)	421	3,322
Cyberonics, Inc. (a)	1,371	38,676
Cynosure, Inc. Class A (a)	330	3,379
Delcath Systems, Inc. (a)(d)	1,463	6,057
DENTSPLY International, Inc.	5,813	204,618
DexCom, Inc. (a)	2,196	26,418
DynaVox, Inc. Class A (a)	442	2,984
Endologix, Inc. (a)	2,340	22,277
Exactech, Inc. (a)	761	11,278
Gen-Probe, Inc. (a)	1,918	115,022
Given Imaging Ltd. (a)	1,477	22,894
Hansen Medical, Inc. (a)	1,221	4,603
HeartWare International, Inc. (a)	743	46,668
Hologic, Inc. (a)	10,366	172,490
ICU Medical, Inc. (a)	660	27,192
IDEXX Laboratories, Inc. (a)	2,255	179,904
Imris, Inc. (a)	3,939	16,976
Insulet Corp. (a)	1,510	26,395
Integra LifeSciences Holdings Corp. (a)	1,076	42,911
Intuitive Surgical, Inc. (a)	1,525	581,559
IRIS International, Inc. (a)	1,066	9,114
Kensey Nash Corp. (a)	585	16,064
Mako Surgical Corp. (a)(d)	1,600	57,440
Masimo Corp.	2,197	54,200
Medical Action Industries, Inc. (a)	690	4,285
MELA Sciences, Inc. (a)	751	1,652
Meridian Bioscience, Inc.	1,656	30,636
Merit Medical Systems, Inc. (a)	1,226	17,838
Natus Medical, Inc. (a)	1,076	11,276
Neogen Corp. (a)	900	31,248
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NeuroMetrix, Inc. (a)	586	$ 218
NuVasive, Inc. (a)	1,452	35,182
NxStage Medical, Inc. (a)	1,863	34,261
OraSure Technologies, Inc. (a)	1,785	13,084
Orthofix International NV (a)	668	24,486
Palomar Medical Technologies, Inc. (a)	771	6,207
Quidel Corp. (a)	1,116	17,052
Rochester Medical Corp. (a)	525	4,384
Rockwell Medical Technologies, Inc. (a)	965	8,704
RTI Biologics, Inc. (a)	2,691	9,042
Sirona Dental Systems, Inc. (a)	2,226	103,865
Solta Medical, Inc. (a)	2,539	4,342
SonoSite, Inc. (a)	735	21,433
Staar Surgical Co. (a)	1,050	8,600
Stereotaxis, Inc. (a)	1,696	2,205
SurModics, Inc. (a)	690	7,355
Syneron Medical Ltd. (a)	1,309	13,653
Synovis Life Technologies, Inc. (a)	794	13,538
The Spectranetics Corp. (a)	1,800	11,106
ThermoGenesis Corp. (a)	5,460	9,173
Thoratec Corp. (a)	2,250	77,085
Tornier BV	1,407	32,910
Trinity Biotech PLC sponsored ADR	1,170	12,168
Unilife Corp. (a)(d)	2,000	9,320
Urologix, Inc. (a)	771	694
Utah Medical Products, Inc.	200	5,328
Vascular Solutions, Inc. (a)	1,201	14,484
Vermillion, Inc. (a)	568	1,579
Volcano Corp. (a)	2,036	60,978
Winner Medical Group, Inc. (a)(d)	972	3,451
Wright Medical Group, Inc. (a)	1,425	21,845
Young Innovations, Inc.	510	13,979
Zoll Medical Corp. (a)	819	36,593
		2,725,263
Health Care Providers & Services - 1.5%
Addus HomeCare Corp. (a)	435	2,175
Air Methods Corp. (a)	570	37,934
Allied Healthcare International, Inc. (a)	3,286	12,618
Almost Family, Inc. (a)	321	6,346
Amedisys, Inc. (a)	1,026	17,411
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
American Dental Partners, Inc. (a)	391	$ 4,293
AmSurg Corp. (a)	1,320	29,872
Bio-Reference Laboratories, Inc. (a)	870	17,609
BioScrip, Inc. (a)	1,566	9,913
CardioNet, Inc. (a)	1,649	5,425
Catalyst Health Solutions, Inc. (a)	1,953	104,915
Chindex International, Inc. (a)	606	6,399
Corvel Corp. (a)	480	21,898
Cross Country Healthcare, Inc. (a)	1,056	5,206
Express Scripts, Inc. (a)	20,500	962,270
Gentiva Health Services, Inc. (a)	1,096	8,341
Healthways, Inc. (a)	1,491	18,727
Henry Schein, Inc. (a)	3,576	235,694
HMS Holdings Corp. (a)	3,153	82,703
IPC The Hospitalist Co., Inc. (a)	634	25,423
LCA-Vision, Inc. (a)	900	2,547
LHC Group, Inc. (a)	780	15,584
LifePoint Hospitals, Inc. (a)	2,136	78,391
Lincare Holdings, Inc.	3,811	82,051
Magellan Health Services, Inc. (a)	1,323	65,978
Medcath Corp. (a)	746	10,369
MedQuist Holdings, Inc. (a)	2,157	17,795
MWI Veterinary Supply, Inc. (a)	500	37,000
Patterson Companies, Inc.	4,905	143,324
PDI, Inc. (a)	615	4,453
Providence Service Corp. (a)	810	8,618
PSS World Medical, Inc. (a)	2,361	55,672
RadNet, Inc. (a)	2,005	6,015
Sharps Compliance Corp. (a)	891	3,751
Sun Healthcare Group, Inc. (a)	778	3,314
The Ensign Group, Inc.	805	18,781
U.S. Physical Therapy, Inc.	666	13,227
VCA Antech, Inc. (a)	3,300	61,083
		2,243,125
Health Care Technology - 0.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	7,000	125,685
athenahealth, Inc. (a)(d)	1,331	77,198
Cerner Corp. (a)	6,387	421,287
Computer Programs & Systems, Inc.	431	30,523
Epocrates, Inc. (a)	844	8,972
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
HealthStream, Inc. (a)	300	$ 3,723
MedAssets, Inc. (a)	2,878	32,896
Medidata Solutions, Inc. (a)	1,100	18,150
Merge Healthcare, Inc. (a)	2,716	16,079
Omnicell, Inc. (a)	1,401	21,912
Quality Systems, Inc.	1,142	105,087
SXC Health Solutions Corp. (a)	2,502	136,368
Transcend Services, Inc. (a)	481	12,419
		1,010,299
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (a)	3,366	18,850
Albany Molecular Research, Inc. (a)	1,371	4,785
Apricus Biosciences, Inc. (a)(d)	3,121	14,950
Arrowhead Research Corp. (a)	2,070	1,139
BG Medicine, Inc.	563	3,401
Bruker BioSciences Corp. (a)	6,300	89,649
Caliper Life Sciences, Inc. (a)	1,785	13,423
Complete Genomics, Inc.	1,150	10,419
Compugen Ltd. (a)	2,285	8,660
eResearchTechnology, Inc. (a)	2,071	10,790
Fluidigm Corp. (a)	1,244	16,782
Furiex Pharmaceuticals, Inc. (a)	385	5,906
Harvard Bioscience, Inc. (a)	1,984	8,670
ICON PLC sponsored ADR (a)	2,286	48,715
Illumina, Inc. (a)	4,806	250,393
Life Technologies Corp. (a)	7,250	304,500
Luminex Corp. (a)	1,730	39,842
Medtox Scientific, Inc.	360	5,040
Pacific Biosciences of California, Inc.	2,480	17,558
PAREXEL International Corp. (a)	2,136	43,532
Pharmaceutical Product Development, Inc.	4,621	145,469
PURE Bioscience, Inc. (a)(d)	2,955	2,630
QIAGEN NV (a)	9,016	139,207
Sequenom, Inc. (a)	3,364	20,621
Techne Corp.	1,500	108,705
		1,333,636
Pharmaceuticals - 2.0%
Acura Pharmaceuticals, Inc. (a)(d)	1,613	4,968
Adolor Corp. (a)	1,695	3,695
Akorn, Inc. (a)	3,231	25,977
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Alexza Pharmaceuticals, Inc. (a)	3,650	$ 5,001
Ampio Pharmaceuticals, Inc. (a)(d)	1,407	11,003
Auxilium Pharmaceuticals, Inc. (a)	1,774	30,176
AVANIR Pharmaceuticals Class A (a)	4,295	12,198
Biodel, Inc. (a)(d)	5,655	7,012
Cadence Pharmaceuticals, Inc. (a)(d)	1,886	12,334
Cardiome Pharma Corp. (a)	2,569	9,786
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	186	880
Columbia Laboratories, Inc. (a)	1,546	3,571
Corcept Therapeutics, Inc. (a)	2,565	7,259
Cumberland Pharmaceuticals, Inc. (a)	690	4,299
DepoMed, Inc. (a)	3,066	19,071
Durect Corp. (a)	3,921	6,548
Echo Therapeutics, Inc. (a)	250	1,008
Endo Pharmaceuticals Holdings, Inc. (a)	4,681	149,371
Endocyte, Inc.	563	6,170
Flamel Technologies SA sponsored ADR (a)	1,035	4,813
Hi-Tech Pharmacal Co., Inc. (a)	406	11,372
Impax Laboratories, Inc. (a)	2,400	47,208
Ista Pharmaceuticals, Inc. (a)	2,772	12,696
Jazz Pharmaceuticals, Inc. (a)	1,289	55,285
MAP Pharmaceuticals, Inc. (a)	1,059	14,826
Mylan, Inc. (a)	16,974	352,380
Nektar Therapeutics (a)	4,407	25,230
Novogen Ltd. sponsored ADR (a)	316	250
NuPathe, Inc.	469	1,285
Obagi Medical Products, Inc. (a)	1,176	12,266
Optimer Pharmaceuticals, Inc. (a)	1,354	13,472
Pacira Pharmaceuticals, Inc.	469	3,593
Pain Therapeutics, Inc.	2,176	10,336
Perrigo Co.	3,600	341,064
Pozen, Inc. (a)	1,191	3,371
Questcor Pharmaceuticals, Inc. (a)	2,536	76,207
Sagent Pharmaceuticals, Inc.	972	22,346
Salix Pharmaceuticals Ltd. (a)	2,269	69,091
Santarus, Inc. (a)	2,436	7,479
Shire PLC sponsored ADR	2,164	210,124
Skystar Bio-Pharmaceutical Co. Ltd. (a)(d)	595	1,553
Somaxon Pharmaceuticals, Inc. (a)	2,921	2,921
Sucampo Pharmaceuticals, Inc. Class A (a)	751	2,426
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,791	1,149,436
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
The Medicines Company (a)	1,941	$ 28,300
ViroPharma, Inc. (a)	3,230	63,986
Vivus, Inc. (a)	3,201	26,696
Warner Chilcott PLC	9,886	168,655
XenoPort, Inc. (a)	1,086	7,939
		3,066,933
TOTAL HEALTH CARE		19,470,408
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	952	27,284
American Science & Engineering, Inc.	405	27,313
API Technologies Corp. (a)	2,000	9,440
Applied Energetics, Inc. (a)	4,156	1,746
Ascent Solar Technologies, Inc. (a)(d)	4,123	3,872
Astronics Corp. (a)	350	10,441
Astronics Corp. Class B	35	875
BE Aerospace, Inc. (a)	3,984	138,763
Ceradyne, Inc. (a)	1,041	32,646
Elbit Systems Ltd.	1,595	65,395
GeoEye, Inc. (a)	850	30,745
Innovative Solutions & Support, Inc. (a)	856	4,109
KEYW Holding Corp.	1,000	11,840
Kratos Defense & Security Solutions, Inc. (a)	1,490	14,095
LMI Aerospace, Inc. (a)	461	9,091
Sypris Solutions, Inc. (a)	981	3,306
Taser International, Inc. (a)	2,706	12,042
		403,003
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	3,455	18,622
Atlas Air Worldwide Holdings, Inc. (a)	1,032	50,651
C.H. Robinson Worldwide, Inc.	6,500	458,250
Expeditors International of Washington, Inc.	8,199	373,055
Forward Air Corp.	1,200	34,092
Hub Group, Inc. Class A (a)	1,385	43,614
Pacer International, Inc. (a)	1,536	6,943
Park-Ohio Holdings Corp. (a)	711	11,284
UTI Worldwide, Inc.	3,996	54,126
		1,050,637
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.2%
Allegiant Travel Co. (a)	716	$ 33,616
Hawaiian Holdings, Inc. (a)	2,395	10,011
JetBlue Airways Corp. (a)	11,197	48,707
Pinnacle Airlines Corp. (a)	1,261	4,540
Republic Airways Holdings, Inc. (a)	1,686	5,395
Ryanair Holdings PLC sponsored ADR	4,488	118,573
SkyWest, Inc.	2,269	28,930
Spirit Airlines, Inc. (a)	2,600	31,408
		281,180
Building Products - 0.1%
AAON, Inc.	1,047	18,333
American Woodmark Corp.	641	10,166
Apogee Enterprises, Inc.	1,206	11,324
Builders FirstSource, Inc. (a)	4,781	9,227
China Ceramics Co. Ltd. (a)(d)	800	2,984
Gibraltar Industries, Inc. (a)	1,131	10,043
Insteel Industries, Inc.	916	9,600
PGT, Inc. (a)	3,371	6,034
Universal Forest Products, Inc.	625	19,100
		96,811
Commercial Services & Supplies - 0.8%
Acorn Energy, Inc. (a)	1,101	5,395
APAC Customer Services, Inc. (a)	2,018	17,052
Casella Waste Systems, Inc. Class A (a)	1,146	6,578
CECO Environmental Corp.	516	3,261
Cintas Corp.	5,789	185,132
Copart, Inc. (a)	2,733	117,628
Courier Corp.	435	3,223
EnerNOC, Inc. (a)	886	11,119
Fuel Tech, Inc. (a)	971	5,777
G&K Services, Inc. Class A	701	19,782
Guanwei Recycling Corp. (a)	760	1,102
Healthcare Services Group, Inc.	2,547	39,937
Heritage-Crystal Clean, Inc. (a)	952	15,756
Herman Miller, Inc.	2,200	43,714
Industrial Services of America, Inc. (a)	459	3,465
InnerWorkings, Inc. (a)(d)	2,041	15,471
Interface, Inc. Class A	2,161	32,588
Intersections, Inc.	661	10,047
Kimball International, Inc. Class B	1,425	8,123
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
McGrath RentCorp.	1,260	$ 30,038
Mobile Mini, Inc. (a)	1,500	28,575
Multi-Color Corp.	386	10,044
Perma-Fix Environmental Services, Inc. (a)	2,776	4,025
R.R. Donnelley & Sons Co.	8,100	123,525
Standard Parking Corp. (a)	945	15,375
Stericycle, Inc. (a)	3,300	289,443
Swisher Hygiene, Inc. (Canada) (a)(d)	4,998	22,407
Sykes Enterprises, Inc. (a)	1,710	26,762
Team, Inc. (a)	990	24,691
Tetra Tech, Inc. (a)	2,532	50,412
United Stationers, Inc.	1,932	60,935
US Ecology, Inc.	836	15,290
WCA Waste Corp. (a)	886	3,890
		1,250,562
Construction & Engineering - 0.1%
Foster Wheeler AG (a)	4,973	122,087
Great Lakes Dredge & Dock Corp.	1,716	8,391
Insituform Technologies, Inc. Class A (a)	1,302	21,522
Integrated Electrical Services, Inc. (a)	731	1,923
Layne Christensen Co. (a)	896	25,151
MYR Group, Inc. (a)	855	17,835
Northwest Pipe Co. (a)	495	13,494
Primoris Services Corp.	1,250	14,375
Sterling Construction Co., Inc. (a)	641	8,179
UniTek Global Services, Inc. (a)	650	3,400
		236,357
Electrical Equipment - 0.3%
A-Power Energy Generation Systems, Ltd. (a)(d)	1,380	2,318
A123 Systems, Inc. (a)(d)	3,951	18,886
Active Power, Inc. (a)	4,641	7,101
Advanced Battery Technologies, Inc. (a)(d)	2,422	3,367
Altair Nanotechnologies, Inc. (a)(d)	1,335	1,535
American Superconductor Corp. (a)	1,958	13,451
Beacon Power Corp. (a)(d)	1,305	1,201
Broadwind Energy, Inc. (a)	3,623	2,572
Capstone Turbine Corp. (a)(d)	6,826	8,191
China BAK Battery, Inc. (a)(d)	1,801	1,891
China Recycling Energy Corp. (a)	1,590	2,067
Coleman Cable, Inc. (a)	616	7,558
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Deswell Industries, Inc.	861	$ 2,764
Encore Wire Corp.	1,031	23,105
Ener1, Inc. (a)	5,496	2,132
Franklin Electric Co., Inc.	921	39,520
FuelCell Energy, Inc. (a)(d)	7,067	8,339
Fushi Copperweld, Inc. (a)(d)	1,398	9,590
Global Power Equipment Group, Inc. (a)	586	14,275
Harbin Electric, Inc. (a)(d)	1,136	18,835
Highpower International, Inc. (a)	470	771
Hoku Corp. (a)(d)	3,339	6,511
Hydrogenics Corp. (a)	259	1,645
II-VI, Inc. (a)	2,382	47,056
Jinpan International Ltd.	717	6,976
Lihua International, Inc. (a)(d)	980	6,301
Lime Energy Co. (a)	1,124	4,091
LSI Industries, Inc.	696	5,130
Ocean Power Technologies, Inc. (a)	585	2,217
Plug Power, Inc. (a)	506	921
Powell Industries, Inc. (a)	606	22,677
PowerSecure International, Inc. (a)	710	3,266
Preformed Line Products Co.	176	9,719
Satcon Technology Corp. (a)(d)	7,337	9,758
Ultralife Corp. (a)	901	4,388
Valence Technology, Inc. (a)(d)	4,926	5,960
Vicor Corp.	1,551	17,511
Woodward, Inc.	2,676	86,756
		430,352
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	806	43,790
Machinery - 1.0%
Altra Holdings, Inc. (a)	1,161	18,019
American Railcar Industries, Inc. (a)	750	13,733
Astec Industries, Inc. (a)	911	31,530
Chart Industries, Inc. (a)	1,266	59,869
China Fire & Security Group, Inc. (a)(d)	1,005	8,512
China Valves Technology, Inc. (a)	1,200	2,868
Cleantech Solutions International, Inc. (a)	1,355	922
Columbus McKinnon Corp. (NY Shares) (a)	885	12,762
Commercial Vehicle Group, Inc. (a)	1,360	9,778
Dynamic Materials Corp.	450	9,099
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Energy Recovery, Inc. (a)(d)	1,776	$ 4,547
Flow International Corp. (a)	2,325	5,929
Force Protection, Inc. (a)	2,703	11,055
FreightCar America, Inc. (a)	461	8,441
Gencor Industries, Inc. (a)	346	2,595
Hardinge, Inc.	390	3,795
Hurco Companies, Inc. (a)	225	6,183
Joy Global, Inc.	3,988	332,799
L.B. Foster Co. Class A	576	14,112
Lincoln Electric Holdings, Inc.	3,432	116,791
Makita Corp. sponsored ADR	86	3,550
Middleby Corp. (a)	831	66,949
NN, Inc. (a)	1,041	8,016
Nordson Corp.	2,768	121,515
Omega Flex, Inc. (a)	360	4,716
PACCAR, Inc.	14,225	535,287
PMFG, Inc. (a)	424	7,730
RBC Bearings, Inc. (a)	990	34,601
SmartHeat, Inc. (a)(d)	1,250	1,188
Sun Hydraulics Corp.	1,050	30,912
Tecumseh Products Co.:
Class A (non-vtg.) (a)	801	6,392
Class B (a)	281	2,240
TriMas Corp. (a)	1,201	23,215
Twin Disc, Inc.	345	13,396
Westport Innovations, Inc. (a)	1,751	42,829
		1,575,875
Marine - 0.0%
DryShips, Inc. (a)(d)	13,000	38,350
Eagle Bulk Shipping, Inc. (a)(d)	2,733	5,302
Euroseas Ltd.	1,365	4,969
FreeSeas, Inc. (a)	291	346
Newlead Holdings Ltd. (a)	85	59
OceanFreight, Inc. (a)	162	2,645
Star Bulk Carriers Corp.	2,781	3,949
TBS International Ltd. Class A (a)	1,115	1,048
Ultrapetrol (Bahamas) Ltd. (a)	1,156	3,861
		60,529
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	382	21,316
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Acacia Research Corp. - Acacia Technologies (a)	2,101	$ 91,814
Advisory Board Co. (a)	761	47,319
Barrett Business Services, Inc.	420	6,010
CoStar Group, Inc. (a)	989	50,617
CRA International, Inc. (a)	480	11,309
Exponent, Inc. (a)	600	25,356
Heidrick & Struggles International, Inc.	756	15,702
Hudson Highland Group, Inc. (a)	976	5,134
Huron Consulting Group, Inc. (a)	836	26,576
ICF International, Inc. (a)	797	18,068
Kelly Services, Inc. Class A (non-vtg.)	1,230	18,696
Kforce, Inc. (a)	1,701	17,656
Lightbridge Corp. (a)	719	1,841
Odyssey Marine Exploration, Inc. (a)(d)	3,919	10,973
On Assignment, Inc. (a)	1,606	12,206
Resources Connection, Inc.	1,691	17,688
RPX Corp.	1,774	48,075
School Specialty, Inc. (a)	750	7,133
Verisk Analytics, Inc. (a)	5,636	196,358
VSE Corp.	201	4,989
		654,836
Road & Rail - 0.5%
AMERCO (a)	806	59,088
Arkansas Best Corp.	1,011	20,877
Avis Budget Group, Inc. (a)	3,900	51,285
Covenant Transport Group, Inc. Class A (a)	856	4,160
Frozen Food Express Industries, Inc. (a)	1,725	5,589
Heartland Express, Inc.	3,488	53,018
J.B. Hunt Transport Services, Inc.	4,771	191,746
Landstar System, Inc.	1,920	77,741
Marten Transport Ltd.	786	14,447
Old Dominion Freight Lines, Inc. (a)	2,394	76,895
P.A.M. Transportation Services, Inc. (a)	646	6,945
Patriot Transportation Holding, Inc. (a)	436	9,797
Quality Distribution, Inc. (a)	846	10,338
Saia, Inc. (a)	637	7,625
Universal Truckload Services, Inc. (a)	891	13,641
USA Truck, Inc. (a)	420	3,230
Vitran Corp., Inc. (a)	946	5,875
Werner Enterprises, Inc.	2,688	62,577
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
YRC Worldwide, Inc. (a)(d)	1,568	$ 1,189
Zipcar, Inc. (a)(d)	1,775	37,328
		713,391
Trading Companies & Distributors - 0.4%
Aceto Corp.	966	5,072
Beacon Roofing Supply, Inc. (a)	2,076	38,531
DXP Enterprises, Inc. (a)	391	9,419
Fastenal Co. (d)	11,228	375,913
General Finance Corp. (a)	1,820	5,751
H&E Equipment Services, Inc. (a)	1,290	13,197
Houston Wire & Cable Co.	776	11,384
Kaman Corp.	1,038	35,448
Lawson Products, Inc.	600	10,236
Rush Enterprises, Inc.:
Class A (a)	1,043	19,191
Class B (a)	625	9,669
Titan Machinery, Inc. (a)	836	22,162
		555,973
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	3,900	3,120
Grupo Aeroportuario Norte SAB de CV ADR	200	2,900
		6,020
TOTAL INDUSTRIALS		7,359,316
INFORMATION TECHNOLOGY - 51.3%
Communications Equipment - 6.4%
Acme Packet, Inc. (a)	2,859	134,630
ADTRAN, Inc.	2,259	70,165
Alvarion Ltd. (a)	2,981	3,816
Ambient Corp. (a)	600	4,530
Anaren, Inc. (a)	802	15,904
Arris Group, Inc. (a)	4,626	50,516
Aruba Networks, Inc. (a)	4,149	88,498
AudioCodes Ltd. (a)	1,980	8,356
Aviat Networks, Inc. (a)	3,025	7,865
Bel Fuse, Inc. Class B (non-vtg.)	371	6,433
BigBand Networks, Inc. (a)	9,932	14,203
Black Box Corp.	780	19,282
Blue Coat Systems, Inc. (a)	1,596	23,429
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	17,129	$ 66,289
Ceragon Networks Ltd. (a)	1,336	13,026
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,185	3,223
Ciena Corp. (a)	3,646	44,627
Cisco Systems, Inc.	216,000	3,386,880
Cogo Group, Inc. (a)(d)	1,545	4,125
Comtech Telecommunications Corp.	1,006	28,007
DG FastChannel, Inc. (a)	1,097	24,024
Dialogic, Inc. (a)	1,081	3,016
Digi International, Inc. (a)	1,635	20,552
Ditech Networks, Inc. (a)	1,626	1,772
DragonWave, Inc. (a)	1,400	6,505
EchoStar Holding Corp. Class A (a)	1,821	44,341
EMCORE Corp. (a)(d)	5,352	8,563
EXFO, Inc. (sub. vtg.) (a)	907	6,030
Extreme Networks, Inc. (a)	3,522	9,756
F5 Networks, Inc. (a)	3,150	257,103
Finisar Corp. (a)	3,317	61,232
Gilat Satellite Networks Ltd. (a)	2,426	9,340
Globecomm Systems, Inc. (a)	721	9,265
Harmonic, Inc. (a)	4,396	20,925
Infinera Corp. (a)	3,871	29,091
InterDigital, Inc.	1,730	121,792
Ituran Location & Control Ltd.	1,485	19,112
Ixia (a)	3,000	25,770
JDS Uniphase Corp. (a)	8,481	109,999
KVH Industries, Inc. (a)	511	4,548
Loral Space & Communications Ltd. (a)	823	46,574
Meru Networks, Inc. (a)	574	5,246
Mitel Networks, Inc. (a)	1,991	6,789
NETGEAR, Inc. (a)	1,260	35,041
Network Engines, Inc. (a)	6,207	7,759
Network Equipment Technologies, Inc. (a)	1,349	3,453
Oclaro, Inc. (a)	1,879	7,986
Oplink Communications, Inc. (a)	687	11,356
Opnext, Inc. (a)	2,370	3,792
ORBCOMM, Inc. (a)	1,486	3,344
Orckit Communications Ltd. (a)	771	1,203
Parkervision, Inc. (a)	1,071	942
PC-Tel, Inc. (a)	1,116	7,109
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	6,529	$ 155,390
Powerwave Technologies, Inc. (a)	5,220	9,187
QUALCOMM, Inc.	65,259	3,358,228
RADWARE Ltd. (a)	749	19,893
Research In Motion Ltd. (a)	20,550	667,670
RIT TECHNOLOGIES LTD (a)(d)	1,700	8,500
Riverbed Technology, Inc. (a)	6,325	156,734
SeaChange International, Inc. (a)	1,311	10,304
ShoreTel, Inc. (a)	2,706	18,888
Sierra Wireless, Inc. (a)	1,722	12,591
Silicom Ltd. (a)	345	5,134
Sonus Networks, Inc. (a)	10,536	27,288
Sycamore Networks, Inc.	1,169	20,095
Symmetricom, Inc. (a)	2,446	13,355
Tekelec (a)	2,626	18,907
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	9,400	105,374
Telestone Technologies Corp. (a)(d)	314	1,919
Tellabs, Inc.	13,974	57,014
Telular Corp.	915	5,591
UTStarcom Holdings Corp. (a)	4,161	5,784
ViaSat, Inc. (a)	1,375	48,813
Westell Technologies, Inc. Class A (a)	1,302	3,242
Wi-Lan, Inc.	4,000	30,188
Zhone Technologies, Inc. (a)	2,720	4,352
ZST Digital Networks, Inc. (a)(d)	1,005	2,181
		9,693,756
Computers & Peripherals - 10.8%
Apple, Inc. (a)	36,160	13,915,403
Avid Technology, Inc. (a)	1,551	15,262
Concurrent Computer Corp. (a)	360	2,059
Cray, Inc. (a)	1,843	10,441
Dell, Inc. (a)	74,438	1,106,521
Dot Hill Systems Corp. (a)	3,411	6,003
Electronics for Imaging, Inc. (a)	1,324	18,814
Hutchinson Technology, Inc. (a)	1,056	2,387
iGO, Inc. (a)	3,980	5,373
Immersion Corp. (a)	1,335	9,385
Intevac, Inc. (a)	911	7,479
Logitech International SA (a)(d)	7,101	82,301
NetApp, Inc. (a)	14,150	532,323
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Novatel Wireless, Inc. (a)	1,997	$ 6,690
OCZ Technology Group, Inc. (a)(d)	1,770	10,036
Presstek, Inc. (a)	1,594	2,200
QLogic Corp. (a)	4,442	62,055
Rimage Corp.	400	5,508
SanDisk Corp. (a)	9,127	334,505
Seagate Technology	16,822	194,799
Silicon Graphics International Corp. (a)	1,011	16,105
Smart Technologies, Inc. Class A (a)	1,547	7,890
STEC, Inc. (a)	2,011	19,094
Stratasys, Inc. (a)	722	16,707
Super Micro Computer, Inc. (a)	1,221	16,746
Synaptics, Inc. (a)	1,350	32,981
Transact Technologies, Inc. (a)	1,251	12,210
USA Technologies, Inc. (a)(d)	6,619	12,907
Xyratex Ltd.	1,176	10,090
		16,474,274
Electronic Equipment & Components - 1.3%
Agilysys, Inc. (a)	1,050	9,503
Brightpoint, Inc. (a)	3,126	29,791
CalAmp Corp. (a)	2,713	8,248
Cognex Corp.	1,796	57,472
Coherent, Inc. (a)	1,205	53,273
Comverge, Inc. (a)	1,083	2,632
Daktronics, Inc.	1,761	16,976
DDi Corp.	823	6,238
DTS, Inc. (a)	851	26,143
Echelon Corp. (a)	1,830	15,281
Electro Rent Corp.	1,080	15,973
Electro Scientific Industries, Inc. (a)	1,335	20,185
FARO Technologies, Inc. (a)	690	26,199
FEI Co. (a)	1,455	46,545
Flextronics International Ltd. (a)	30,000	172,500
FLIR Systems, Inc.	6,005	155,349
GSI Group, Inc. (a)	1,500	14,220
HLS Systems International Ltd. (a)(d)	1,991	11,369
I. D. Systems Inc. (a)	601	3,263
Identive Group, Inc. (a)	1,560	2,917
Insight Enterprises, Inc. (a)	2,136	40,200
IPG Photonics Corp. (a)	2,143	124,251
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Itron, Inc. (a)	1,543	$ 61,442
Littelfuse, Inc.	801	37,158
LoJack Corp. (a)	1,051	3,374
Magal Security Systems Ltd. (a)	1,506	4,458
Maxwell Technologies, Inc. (a)	855	14,817
Measurement Specialties, Inc. (a)	521	16,271
Mercury Computer Systems, Inc. (a)	951	13,228
Microvision, Inc. (a)(d)	3,433	3,090
Molex, Inc.	3,921	85,674
Molex, Inc. Class A (non-vtg.)	3,066	56,660
MTS Systems Corp.	776	28,029
Multi-Fineline Electronix, Inc. (a)	1,116	21,237
National Instruments Corp.	4,575	116,342
NetList, Inc. (a)	6,255	11,447
Newport Corp. (a)	1,221	15,800
Orbotech Ltd. (a)	1,410	15,919
OSI Systems, Inc. (a)	716	27,852
PC Connection, Inc. (a)	691	6,157
PC Mall, Inc. (a)	556	3,519
Planar Systems, Inc. (a)	1,943	3,886
Plexus Corp. (a)	1,731	46,010
Power-One, Inc. (a)(d)	4,043	30,565
RadiSys Corp. (a)	936	7,057
Richardson Electronics Ltd.	1,201	16,622
Rofin-Sinar Technologies, Inc. (a)	1,121	25,884
Sanmina-SCI Corp. (a)	3,082	23,793
ScanSource, Inc. (a)	1,206	37,326
Tech Data Corp. (a)	1,650	77,682
Trimble Navigation Ltd. (a)	4,561	169,396
TTM Technologies, Inc. (a)	2,908	32,482
Universal Display Corp. (a)	2,055	100,839
Viasystems Group, Inc. (a)	708	13,332
X-Rite, Inc. (a)	3,195	11,694
Zygo Corp. (a)	1,006	13,239
		2,010,809
Internet Software & Services - 7.8%
Akamai Technologies, Inc. (a)	7,280	159,723
Ancestry.com, Inc. (a)	1,610	57,493
Autobytel, Inc. (a)	1,756	1,616
Baidu.com, Inc. sponsored ADR (a)	10,600	1,545,268
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Carbonite, Inc. (d)	700	$ 10,367
China Finance Online Co. Ltd. ADR (a)(d)	915	2,525
ChinaCache International Holdings Ltd. sponsored ADR	225	1,609
comScore, Inc. (a)	1,086	17,322
Constant Contact, Inc. (a)	1,602	30,646
Cornerstone OnDemand, Inc.	1,545	23,978
CryptoLogic Ltd. (a)	480	619
DealerTrack Holdings, Inc. (a)	1,896	35,493
Digital River, Inc. (a)	1,521	30,603
EarthLink, Inc.	4,455	32,878
eBay, Inc. (a)	50,731	1,566,066
Enternet Gold Golden Lines Ltd. (a)	720	10,030
Equinix, Inc. (a)	1,731	162,783
FriendFinder Networks, Inc. (a)	3,713	11,176
GigaMedia Ltd. (a)	2,131	1,918
Google, Inc. Class A (a)	9,900	5,355,504
HSW International, Inc. (a)	177	761
IAC/InterActiveCorp (a)	3,295	130,251
InfoSpace, Inc. (a)	1,401	13,394
Internap Network Services Corp. (a)	2,287	11,847
Internet Initiative Japan, Inc. sponsored ADR	711	8,326
iPass, Inc.	7,740	11,378
j2 Global Communications, Inc.	1,719	54,922
Keynote Systems, Inc.	675	16,220
KIT Digital, Inc. (a)	1,500	16,605
Ku6 Media Co. Ltd. sponsored ADR (a)	1,681	3,362
Limelight Networks, Inc. (a)	3,326	8,348
Liquidity Services, Inc. (a)	1,191	28,584
LivePerson, Inc. (a)	2,295	26,966
Local.com Corp. (a)(d)	2,237	6,375
LogMeIn, Inc. (a)	845	26,406
LoopNet, Inc. (a)	1,320	23,179
Marchex, Inc. Class B	1,791	18,017
Market Leader, Inc. (a)	861	1,774
Mercadolibre, Inc.	1,716	115,624
ModusLink Global Solutions, Inc.	1,665	6,876
Move, Inc. (a)	6,181	11,126
NetEase.com, Inc. sponsored ADR (a)	2,946	148,950
NIC, Inc.	2,461	28,597
Open Text Corp. (a)	2,210	130,925
OpenTable, Inc. (a)	949	57,880
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Openwave Systems, Inc. (a)	3,561	$ 6,802
Perficient, Inc. (a)	1,516	13,341
Points International Ltd. (a)	422	3,512
QuinStreet, Inc. (a)	1,753	21,141
RADVision Ltd. (a)	1,225	7,571
RealNetworks, Inc.	1,385	12,811
Rediff.com India Ltd. sponsored ADR (a)(d)	1,411	12,219
Responsys, Inc.	1,730	25,189
RightNow Technologies, Inc. (a)	1,431	46,922
Saba Software, Inc. (a)	1,606	11,178
SciQuest, Inc.	800	11,976
Selectica, Inc. (a)	342	1,662
Sify Technologies Ltd. sponsored ADR (a)(d)	1,740	8,352
SINA Corp. (a)(d)	2,509	269,492
Sohu.com, Inc. (a)	1,395	114,041
SPS Commerce, Inc. (a)	530	9,609
Stamps.com, Inc.	675	13,257
Support.com, Inc. (a)	2,745	6,835
TechTarget, Inc. (a)	1,500	9,585
TheStreet.com, Inc.	1,096	2,641
Travelzoo, Inc. (a)(d)	751	27,434
Tudou Holdings Ltd. ADR (d)	200	5,196
United Online, Inc.	3,243	17,577
ValueClick, Inc. (a)	3,087	47,231
Velti PLC (a)	1,875	17,738
VeriSign, Inc.	6,779	211,166
VistaPrint Ltd. (a)	1,701	50,060
Vocus, Inc. (a)	821	17,676
Web.com, Inc. (a)	1,320	12,461
WebMD Health Corp. (a)	2,309	81,600
WebMediaBrands, Inc. (a)	1,696	1,526
Yahoo!, Inc. (a)	50,999	693,841
Yandex NV	5,200	161,044
Zillow, Inc. (a)	750	27,885
Zix Corp. (a)	4,116	13,994
		11,958,875
IT Services - 2.2%
Acxiom Corp. (a)	3,216	35,280
Automatic Data Processing, Inc.	19,305	965,829
Cardtronics, Inc. (a)	1,926	47,688
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cass Information Systems, Inc.	385	$ 13,929
China Information Technology, Inc. (a)(d)	1,900	2,546
Cognizant Technology Solutions Corp. Class A (a)	11,744	745,157
Computer Task Group, Inc. (a)	717	8,009
CSG Systems International, Inc. (a)	1,356	18,116
Echo Global Logistics, Inc. (a)	1,404	19,656
Edgewater Technology, Inc. (a)	876	2,558
Euronet Worldwide, Inc. (a)	1,986	32,312
ExlService Holdings, Inc. (a)	1,236	32,074
Fiserv, Inc. (a)	5,954	332,412
Forrester Research, Inc.	975	32,858
Hackett Group, Inc. (a)	1,695	6,424
hiSoft Technology International Ltd. ADR (a)	463	5,079
iGate Corp.	2,041	22,900
Information Services Group, Inc. (a)	1,246	1,620
Infosys Ltd. sponsored ADR (d)	3,292	169,933
Innodata Isogen, Inc. (a)	1,261	3,606
Jack Henry & Associates, Inc.	3,111	90,966
Lionbridge Technologies, Inc. (a)	2,146	6,417
LML Payment Systems, Inc. (a)(d)	2,399	7,149
ManTech International Corp. Class A	800	29,992
NCI, Inc. Class A (a)	491	8,028
Ness Technologies, Inc. (a)	1,176	9,008
Online Resources Corp. (a)	976	2,733
Paychex, Inc.	14,192	382,900
PFSweb, Inc. (a)	2,743	14,209
PRG-Schultz International, Inc. (a)	1,731	10,178
Rainmaker Systems, Inc. (a)	2,401	2,713
Sapient Corp.	4,887	52,438
ServiceSource International, Inc.	2,600	46,982
Syntel, Inc.	1,458	66,718
Teletech Holdings, Inc. (a)	2,691	47,738
Telvent GIT SA (a)(d)	1,232	49,588
Virtusa Corp. (a)	1,000	15,770
Yucheng Technologies Ltd. (a)	496	1,533
		3,343,046
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,286	82,136
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Analogic Technologies, Inc. (a)	2,818	16,908
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Advanced Energy Industries, Inc. (a)	1,500	$ 14,985
Aixtron AG sponsored ADR	188	4,247
Alpha & Omega Semiconductor Ltd. (a)	820	7,232
Altera Corp.	12,354	449,562
Amkor Technology, Inc. (a)	7,661	33,325
Amtech Systems, Inc. (a)	401	4,351
ANADIGICS, Inc. (a)	3,015	8,352
Applied Materials, Inc.	52,152	590,361
Applied Micro Circuits Corp. (a)	2,420	13,770
ARM Holdings PLC sponsored ADR	3,037	83,760
ASM International NV unit (d)	2,111	55,984
ASML Holding NV	4,460	157,304
Atmel Corp. (a)	17,856	162,668
ATMI, Inc. (a)	1,291	22,115
AuthenTec, Inc. (a)	1,051	3,048
Avago Technologies Ltd.	9,352	309,645
Axcelis Technologies, Inc. (a)	4,561	6,203
AXT, Inc. (a)	1,989	15,455
Broadcom Corp. Class A	18,855	672,181
Brooks Automation, Inc.	3,006	28,437
Cabot Microelectronics Corp. (a)	981	39,005
Camtek Ltd. (a)	1,486	3,596
Canadian Solar, Inc. (a)(d)	1,991	13,419
Cavium, Inc. (a)	1,684	54,208
Ceva, Inc. (a)	1,050	27,930
China Sunergy Co. Ltd. ADR (a)(d)	1,320	1,610
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,112	12,799
Cirrus Logic, Inc. (a)	2,601	39,483
Cohu, Inc.	885	9,815
Cree, Inc. (a)(d)	4,085	132,477
Cymer, Inc. (a)	1,206	48,795
Cypress Semiconductor Corp.	6,614	104,766
Diodes, Inc. (a)	1,626	32,553
DSP Group, Inc. (a)	1,305	8,443
Energy Conversion Devices, Inc. (a)(d)	1,811	1,359
Entegris, Inc. (a)	5,220	39,254
Entropic Communications, Inc. (a)(d)	3,249	14,588
Exar Corp. (a)	1,755	10,635
Ezchip Semiconductor Ltd. (a)	1,020	32,793
First Solar, Inc. (a)(d)	3,298	329,734
FormFactor, Inc. (a)	1,856	14,644
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FSI International, Inc. (a)	1,656	$ 3,560
GSI Technology, Inc. (a)	1,220	6,137
GT Advanced Technologies, Inc. (a)	5,936	72,479
Hanwha Solarone Co. Ltd. (a)(d)	1,791	7,021
Himax Technologies, Inc. sponsored ADR	3,511	4,810
Hittite Microwave Corp. (a)	1,483	80,557
Ikanos Communications, Inc. (a)	1,860	1,972
Integrated Device Technology, Inc. (a)	7,126	40,333
Integrated Silicon Solution, Inc. (a)	1,011	8,321
Intel Corp.	207,900	4,185,027
Intersil Corp. Class A	4,941	55,487
IXYS Corp. (a)	1,626	19,512
JA Solar Holdings Co. Ltd. ADR (a)(d)	4,791	17,535
KLA-Tencor Corp.	6,418	235,412
Kopin Corp. (a)	3,306	12,497
Kulicke & Soffa Industries, Inc. (a)	2,871	24,978
Lam Research Corp. (a)	4,935	183,385
Lattice Semiconductor Corp. (a)	4,891	27,536
Linear Technology Corp.	8,680	248,508
LTX-Credence Corp. (a)	2,029	11,545
Marvell Technology Group Ltd. (a)	24,740	325,331
Mattson Technology, Inc. (a)	2,176	3,199
Maxim Integrated Products, Inc.	11,719	270,123
Mellanox Technologies Ltd. (a)	1,272	37,460
Micrel, Inc.	3,171	32,059
Microchip Technology, Inc.	7,211	236,665
Micron Technology, Inc. (a)	38,862	229,674
Microsemi Corp. (a)	3,096	48,081
Mindspeed Technologies, Inc. (a)	1,178	6,832
MIPS Technologies, Inc. (a)	1,995	11,172
MKS Instruments, Inc.	1,961	45,534
Monolithic Power Systems, Inc. (a)	1,386	17,505
MoSys, Inc. (a)	1,530	6,120
Nanometrics, Inc. (a)	801	12,728
Netlogic Microsystems, Inc. (a)	3,044	91,381
Nova Measuring Instruments Ltd. (a)	1,096	7,475
Novellus Systems, Inc. (a)	2,723	76,162
NVE Corp. (a)	210	13,873
NVIDIA Corp. (a)	22,672	301,764
NXP Semiconductors NV	9,657	157,313
O2Micro International Ltd. sponsored ADR (a)	1,626	7,528
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Omnivision Technologies, Inc. (a)	2,101	$ 38,658
ON Semiconductor Corp. (a)	16,281	118,363
PDF Solutions, Inc. (a)	1,350	6,791
Pericom Semiconductor Corp. (a)	1,356	10,550
Photronics, Inc. (a)	2,236	14,489
Pixelworks, Inc. (a)	598	1,417
PLX Technology, Inc. (a)	2,101	6,639
PMC-Sierra, Inc. (a)	8,936	54,420
Power Integrations, Inc.	1,000	32,140
QuickLogic Corp. (a)(d)	1,546	4,406
Rambus, Inc. (a)	4,458	51,757
Ramtron International Corp. (a)	1,221	2,808
RDA Microelectronics, Inc. sponsored ADR	350	3,325
RF Micro Devices, Inc. (a)	11,151	69,248
Rubicon Technology, Inc. (a)	951	12,254
Rudolph Technologies, Inc. (a)	1,086	7,396
SemiLEDs Corp.	1,100	5,665
Semtech Corp. (a)	2,601	55,479
Sigma Designs, Inc. (a)	1,146	9,237
Silicon Image, Inc. (a)	3,261	17,381
Silicon Laboratories, Inc. (a)	1,811	62,606
Silicon Motion Technology Corp. sponsored ADR (a)	1,231	13,233
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	4,347	19,953
Skyworks Solutions, Inc. (a)	7,002	144,451
Spreadtrum Communications, Inc. ADR	1,338	23,642
Standard Microsystems Corp. (a)	956	20,095
SunPower Corp.:
Class A (a)(d)	2,337	32,952
Class B (a)	1,660	19,671
Supertex, Inc. (a)	494	9,638
Tessera Technologies, Inc. (a)	1,821	25,640
Tower Semiconductor Ltd. (a)(d)	9,998	7,780
TranSwitch Corp. (a)	804	2,291
Trident Microsystems, Inc. (a)	8,196	3,401
TriQuint Semiconductor, Inc. (a)	6,421	48,671
Ultra Clean Holdings, Inc. (a)	1,066	6,002
Ultratech, Inc. (a)	995	20,318
Varian Semiconductor Equipment Associates, Inc. (a)	2,991	183,303
Veeco Instruments, Inc. (a)	1,502	54,613
Vimicro International Corp. sponsored ADR (a)	2,017	3,167
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Volterra Semiconductor Corp. (a)	1,266	$ 25,637
Xilinx, Inc.	10,052	313,019
		12,378,896
Software - 14.6%
Accelrys, Inc. (a)	2,308	15,002
ACI Worldwide, Inc. (a)	1,317	39,391
Activision Blizzard, Inc.	46,000	544,640
Actuate Corp. (a)	1,740	11,084
Adobe Systems, Inc. (a)	19,900	502,276
Advent Software, Inc. (a)	2,643	61,291
Allot Communications Ltd. (a)	945	12,172
American Software, Inc. Class A	846	6,836
ANSYS, Inc. (a)	3,591	193,842
Ariba, Inc. (a)	3,523	95,579
AsiaInfo-Linkage, Inc. (a)(d)	2,883	32,982
Aspen Technology, Inc. (a)	3,566	59,873
Authentidate Holding Corp. (a)(d)	6,174	5,124
Autodesk, Inc. (a)	8,763	247,117
Blackbaud, Inc.	1,626	40,715
Blackboard, Inc. (a)	1,342	56,646
BluePhoenix Solutions Ltd. (a)	1,260	1,256
BMC Software, Inc. (a)	6,983	283,580
Bottomline Technologies, Inc. (a)	1,041	23,912
BroadSoft, Inc. (a)	1,060	32,065
CA, Inc.	19,931	418,352
Cadence Design Systems, Inc. (a)	10,371	95,828
Callidus Software, Inc. (a)	2,656	12,855
CDC Corp. Class A (a)	1,412	1,864
CDC Software Corp. ADR (a)	605	2,293
Changyou.com Ltd. (A Shares) ADR (a)	374	15,356
Check Point Software Technologies Ltd. (a)	8,056	438,569
China CGame, Inc. (a)(d)	1,448	999
China TransInfo Technlgy Corp. (a)(d)	870	3,193
Cinedigm Digital Cinema Corp. (a)	1,095	1,566
Citrix Systems, Inc. (a)	7,238	437,392
ClickSoftware Technologies Ltd.	1,103	9,684
CommVault Systems, Inc. (a)	1,596	54,120
Compuware Corp. (a)	9,002	76,157
Concur Technologies, Inc. (a)	1,923	80,420
Convio, Inc. (a)	795	7,330
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CyberDefender Corp. (a)(d)	11,511	$ 5,525
Deltek, Inc. (a)	2,316	15,286
DemandTec, Inc. (a)	1,131	7,442
Descartes Systems Group, Inc. (a)	2,985	18,900
Digimarc Corp. (a)	390	13,030
ebix.com, Inc. (a)(d)	1,287	21,081
Electronic Arts, Inc. (a)	12,766	288,256
EPIQ Systems, Inc.	1,500	18,780
Evolving Systems, Inc.	1,325	8,944
FalconStor Software, Inc. (a)	2,536	8,293
Fortinet, Inc. (a)	5,600	107,128
Fundtech Ltd.	750	12,735
Glu Mobile, Inc. (a)	3,964	12,090
Guidance Software, Inc. (a)	1,292	8,140
Informatica Corp. (a)	4,100	171,298
Interactive Intelligence Group, Inc. (a)	1,041	33,645
Intuit, Inc.	12,134	598,570
JDA Software Group, Inc. (a)	1,557	41,120
Kenexa Corp. (a)	971	20,440
KongZhong Corp. sponsored ADR (a)	1,000	4,310
Magic Software Enterprises Ltd. (a)(d)	2,568	11,479
Magma Design Automation, Inc. (a)	2,621	13,341
Majesco Entertainment Co. (a)(d)	2,427	5,946
Manhattan Associates, Inc. (a)	922	32,906
Mentor Graphics Corp. (a)	3,651	40,855
MICROS Systems, Inc. (a)	2,991	142,551
Microsoft Corp.	329,532	8,765,551
MicroStrategy, Inc. Class A (a)	375	46,080
Mitek Systems, Inc. (a)(d)	938	10,271
Monotype Imaging Holdings, Inc. (a)	1,551	18,162
Motricity, Inc. (a)(d)	1,688	3,933
Net 1 UEPS Technologies, Inc. (a)	2,000	13,020
NetScout Systems, Inc. (a)	1,866	25,751
Nice Systems Ltd. sponsored ADR (a)	1,581	49,343
Nuance Communications, Inc. (a)	11,473	212,939
Opnet Technologies, Inc.	1,026	35,397
Oracle Corp.	197,625	5,547,334
Parametric Technology Corp. (a)	4,688	84,384
Pegasystems, Inc.	1,228	49,623
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,575	33,815
Pervasive Software, Inc. (a)	1,606	10,551
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Progress Software Corp. (a)	2,529	$ 52,679
QAD, Inc.:
Class A	660	7,564
Class B	165	1,695
QLIK Technologies, Inc. (a)	3,023	76,724
Quest Software, Inc. (a)	3,555	61,253
RealPage, Inc.	2,672	55,631
Renaissance Learning, Inc.	1,200	18,672
Retalix Ltd. (a)	786	10,399
Rovi Corp. (a)	4,276	209,054
S1 Corp. (a)	2,685	24,675
Scientific Learning Corp. (a)	1,966	5,524
Shanda Games Ltd. sponsored ADR (a)	3,749	21,107
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	962	32,843
Smith Micro Software, Inc. (a)	1,336	2,525
Sonic Foundry, Inc. (a)	329	3,711
Sourcefire, Inc. (a)	936	25,852
SRS Labs, Inc. (a)	833	6,864
SS&C Technologies Holdings, Inc. (a)	2,835	46,749
Symantec Corp. (a)	30,325	520,074
Synchronoss Technologies, Inc. (a)	1,251	33,977
Synopsys, Inc. (a)	5,735	148,422
Take-Two Interactive Software, Inc. (a)	2,856	37,756
Taleo Corp. Class A (a)	1,407	36,315
Tangoe, Inc. (a)	1,000	11,070
TeleCommunication Systems, Inc. Class A (a)	1,500	5,685
TeleNav, Inc. (a)	1,766	16,336
The9 Ltd. sponsored ADR (a)(d)	786	3,757
THQ, Inc. (a)	3,315	6,464
TIBCO Software, Inc. (a)	6,207	138,913
TigerLogic Corp. (a)(d)	987	2,941
TiVo, Inc. (a)	4,101	43,471
Trunkbow International Holdings Ltd. (a)(d)	1,172	3,469
Ultimate Software Group, Inc. (a)	1,295	65,514
Vasco Data Security International, Inc. (a)	1,515	10,772
Verint Systems, Inc. (a)	1,219	34,839
Versant Corp. (a)	315	3,591
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Wave Systems Corp. Class A (a)(d)	3,219	$ 7,404
Websense, Inc. (a)	1,626	33,447
		22,317,344
TOTAL INFORMATION TECHNOLOGY		78,259,136
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	1,300	23,712
American Pacific Corp. (a)	525	3,885
Ampal-American Israel Corp. Class A (a)	1,950	897
Balchem Corp.	1,200	49,560
Cereplast, Inc. (a)(d)	450	1,476
Hawkins, Inc.	555	20,119
Innophos Holdings, Inc.	810	33,704
Innospec, Inc. (a)	1,020	27,591
Keyuan Petrochemicals, Inc.	2,500	10,935
KMG Chemicals, Inc.	511	7,726
Landec Corp. (a)	1,071	6,372
Material Sciences Corp. (a)	570	3,996
Methanex Corp.	3,696	95,910
Penford Corp. (a)	476	2,618
Senomyx, Inc. (a)	1,501	6,409
Sigma Aldrich Corp.	4,707	303,084
TPC Group, Inc. (a)	698	22,266
Yongye International, Inc. (a)(d)	2,000	10,040
Zoltek Companies, Inc. (a)	1,281	11,273
		641,573
Construction Materials - 0.0%
United States Lime & Minerals, Inc. (a)	345	14,604
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	300	8,157
Silgan Holdings, Inc.	2,978	112,956
		121,113
Metals & Mining - 0.7%
Century Aluminum Co. (a)	3,466	42,181
China Gerui Adv Mat Group Ltd. (a)(d)	1,568	5,927
China Natural Resources, Inc. (a)(d)	816	9,661
China Precision Steel, Inc. (a)(d)	1,912	1,625
DRDGOLD Ltd. sponsored ADR	970	5,219
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Globe Specialty Metals, Inc.	2,759	$ 46,213
Gulf Resources, Inc. (a)(d)	1,170	2,153
Handy & Harman Ltd. (a)	1,487	21,145
Haynes International, Inc.	435	25,243
Horsehead Holding Corp. (a)	1,564	16,031
Kaiser Aluminum Corp.	821	42,585
Olympic Steel, Inc.	480	9,946
Pan American Silver Corp.	4,166	136,395
Qiao Xing Universal Telephone, Inc. (a)(d)	2,194	2,391
Randgold Resources Ltd. sponsored ADR	2,465	260,181
Royal Gold, Inc.	2,051	157,271
Schnitzer Steel Inds, Inc. Class A	866	39,438
Silver Standard Resources, Inc. (a)	3,100	87,947
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	750	2,850
Steel Dynamics, Inc.	8,500	108,205
Sutor Technology Group Ltd. (a)(d)	1,977	2,412
Universal Stainless & Alloy Products, Inc. (a)	469	15,425
US Energy Corp. (a)	1,078	3,040
		1,043,484
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,261	21,547
TOTAL MATERIALS		1,842,321
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd.	1,052	20,924
8x8, Inc. (a)	5,366	23,235
Alaska Communication Systems Group, Inc. (d)	2,052	15,595
Atlantic Tele-Network, Inc.	551	18,293
Boingo Wireless, Inc.	1,245	10,894
Cbeyond, Inc. (a)	1,101	10,228
City Telecom (HK) Ltd. sponsored ADR	561	5,498
Cogent Communications Group, Inc. (a)	1,770	25,099
Consolidated Communications Holdings, Inc.	1,291	24,671
FairPoint Communications, Inc. (a)	938	6,013
General Communications, Inc. Class A (a)	2,256	20,033
Global Crossing Ltd. (a)	2,610	74,255
Globalstar, Inc. (a)(d)	10,623	8,693
Hawaiian Telcom Holdco, Inc. (a)	350	7,088
HickoryTech Corp.	570	5,444
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Iridium Communications, Inc. (a)	2,453	$ 18,128
Level 3 Communications, Inc. (a)	62,595	112,671
Neutral Tandem, Inc. (a)	1,292	15,362
PAETEC Holding Corp. (a)	6,928	38,866
SureWest Communications	705	8,178
Telefonos de Mexico SA de CV Series A sponsored ADR	176	2,994
tw telecom, inc. (a)	6,000	115,740
VocalTec Communications Ltd. (a)(d)	422	8,651
Warwick Valley Telephone Co.	571	7,828
Windstream Corp.	19,382	246,151
		850,532
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series A sponsored ADR	592	14,989
Clearwire Corp. Class A (a)(d)	10,531	33,805
FiberTower Corp. (a)(d)	1,385	1,648
Leap Wireless International, Inc. (a)	2,826	25,547
NII Holdings, Inc. (a)	6,689	257,727
NTELOS Holdings Corp.	1,811	35,586
Partner Communications Co. Ltd. ADR	576	6,290
Pendrell Corp. (a)	6,352	14,228
SBA Communications Corp. Class A (a)	4,672	176,555
Shenandoah Telecommunications Co.	891	12,233
USA Mobility, Inc.	900	13,653
Vodafone Group PLC sponsored ADR	33,500	882,390
		1,474,651
TOTAL TELECOMMUNICATION SERVICES		2,325,183
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	891	37,556
Otter Tail Corp.	1,098	22,575
		60,131
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	900	2,205
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)(d)	6,525	11,158
Water Utilities - 0.0%
Artesian Resources Corp. Class A	375	6,833
Cadiz, Inc. (a)	1,179	11,861
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Connecticut Water Service, Inc.	465	$ 12,350
Consolidated Water Co., Inc.	705	5,746
Middlesex Water Co.	510	9,277
Tri-Tech Holding, Inc. (a)	258	1,102
York Water Co.	426	7,596
		54,765
TOTAL UTILITIES		128,259
TOTAL COMMON STOCKS (Cost $137,910,799)		152,082,001
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.11% (b)	100,456	100,456
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,207,431	4,207,431
TOTAL MONEY MARKET FUNDS (Cost $4,307,887)		4,307,887
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $142,218,686)		156,389,888
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(3,821,076)
NET ASSETS - 100%		$ 152,568,812
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 146
Fidelity Securities Lending Cash Central Fund	169,879
Total	$ 170,025
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,857,124	$ 25,849,937	$ -	$ 7,187
Consumer Staples	3,887,054	3,887,054	-	-
Energy	2,552,794	2,551,783	-	1,011
Financials	10,400,406	10,400,406	-	-
Health Care	19,470,408	19,470,408	-	-
Industrials	7,359,316	7,356,998	-	2,318
Information Technology	78,259,136	78,259,136	-	-
Materials	1,842,321	1,831,386	-	10,935
Telecommunication Services	2,325,183	2,325,183	-	-
Utilities	128,259	128,259	-	-
Money Market Funds	4,307,887	4,307,887	-	-
Total Investments in Securities:	$ 156,389,888	$ 156,368,437	$ -	$ 21,451
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,650
Total Realized Gain (Loss)	16,291
Total Unrealized Gain (Loss)	(54,015)
Cost of Purchases	35,018
Proceeds of Sales	(137,967)
Amortization/Accretion	-
Transfers in to Level 3	154,474
Transfers out of Level 3	-
Ending Balance	$ 21,451
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (60,436)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $142,495,268. Net unrealized appreciation aggregated $13,894,620, of which $33,808,550 related to appreciated investment securities and $19,913,930 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series 100 Index Fund

August 31, 2011

1.855575.104

HUN-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.6%
Ford Motor Co. (a)	3,327,544	$ 37,002,289
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	909,008	82,228,864
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)(d)	312,863	67,356,275
Media - 2.8%
Comcast Corp. Class A	2,423,429	52,127,958
News Corp. Class A	2,002,008	34,574,678
The Walt Disney Co.	1,655,941	56,401,350
Time Warner, Inc.	938,133	29,701,291
		172,805,277
Multiline Retail - 0.5%
Target Corp.	603,753	31,195,918
Specialty Retail - 1.1%
Home Depot, Inc.	1,394,946	46,563,297
Lowe's Companies, Inc.	1,140,727	22,734,689
		69,297,986
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	332,303	28,794,055
TOTAL CONSUMER DISCRETIONARY		488,680,664
CONSUMER STAPLES - 13.8%
Beverages - 3.7%
PepsiCo, Inc.	1,384,792	89,222,149
The Coca-Cola Co.	2,005,588	141,293,675
		230,515,824
Food & Staples Retailing - 3.1%
Costco Wholesale Corp. (d)	382,727	30,059,379
CVS Caremark Corp.	1,187,924	42,658,351
Wal-Mart Stores, Inc. (d)	1,673,247	89,033,473
Walgreen Co. (d)	802,023	28,239,230
		189,990,433
Food Products - 1.1%
H.J. Heinz Co. (d)	281,943	14,841,480
Kraft Foods, Inc. Class A	1,540,053	53,932,656
		68,774,136
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.2%
Colgate-Palmolive Co. (d)	428,314	$ 38,535,411
Procter & Gamble Co.	2,445,418	155,724,218
		194,259,629
Personal Products - 0.1%
Avon Products, Inc.	376,882	8,502,458
Tobacco - 2.6%
Altria Group, Inc.	1,833,991	49,866,215
Philip Morris International, Inc.	1,558,042	108,003,471
		157,869,686
TOTAL CONSUMER STAPLES		849,912,166
ENERGY - 14.5%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	380,778	23,269,344
Halliburton Co.	801,631	35,568,367
National Oilwell Varco, Inc.	370,652	24,507,510
Schlumberger Ltd.	1,188,798	92,868,900
		176,214,121
Oil, Gas & Consumable Fuels - 11.6%
Apache Corp.	335,933	34,624,614
Chevron Corp.	1,761,172	174,197,523
ConocoPhillips	1,238,356	84,294,893
Devon Energy Corp.	370,585	25,136,781
Exxon Mobil Corp.	4,315,684	319,533,242
Occidental Petroleum Corp.	712,149	61,771,804
Williams Companies, Inc.	515,268	13,907,083
		713,465,940
TOTAL ENERGY		889,680,061
FINANCIALS - 12.5%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	1,087,859	22,486,046
Goldman Sachs Group, Inc.	453,582	52,715,300
Morgan Stanley	1,302,037	22,785,648
		97,986,994
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.6%
U.S. Bancorp (d)	1,687,915	$ 39,176,507
Wells Fargo & Co.	4,633,714	120,939,935
		160,116,442
Consumer Finance - 1.1%
American Express Co. (d)	916,278	45,548,179
Capital One Financial Corp.	402,225	18,522,461
		64,070,640
Diversified Financial Services - 4.6%
Bank of America Corp.	8,877,363	72,528,056
Citigroup, Inc.	2,558,740	79,448,877
JPMorgan Chase & Co.	3,481,296	130,757,478
		282,734,411
Insurance - 2.5%
Allstate Corp.	458,160	12,017,537
Berkshire Hathaway, Inc. Class B (a)(d)	1,516,737	110,721,801
MetLife, Inc.	926,059	31,115,582
		153,854,920
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co.	471,846	8,507,383
TOTAL FINANCIALS		767,270,790
HEALTH CARE - 10.9%
Biotechnology - 1.2%
Amgen, Inc.	814,526	45,128,813
Gilead Sciences, Inc. (a)	689,527	27,501,784
		72,630,597
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	499,701	27,973,262
Medtronic, Inc.	936,868	32,855,961
		60,829,223
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	949,186	45,105,319
Pharmaceuticals - 8.0%
Abbott Laboratories (d)	1,361,688	71,502,237
Bristol-Myers Squibb Co. (d)	1,494,595	44,464,201
Johnson & Johnson	2,401,481	158,017,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,704,119	$ 89,560,421
Pfizer, Inc.	6,922,081	131,381,097
		494,925,406
TOTAL HEALTH CARE		673,490,545
INDUSTRIALS - 10.0%
Aerospace & Defense - 3.1%
General Dynamics Corp.	325,904	20,883,928
Honeywell International, Inc.	689,488	32,964,421
Lockheed Martin Corp.	249,496	18,510,108
Raytheon Co. (d)	312,045	13,489,705
The Boeing Co. (d)	646,795	43,244,714
United Technologies Corp.	801,850	59,537,363
		188,630,239
Air Freight & Logistics - 1.3%
FedEx Corp.	276,544	21,769,544
United Parcel Service, Inc. Class B (d)	864,010	58,225,634
		79,995,178
Electrical Equipment - 0.5%
Emerson Electric Co.	658,530	30,654,572
Industrial Conglomerates - 3.3%
3M Co. (d)	622,528	51,657,373
General Electric Co.	9,291,299	151,541,087
		203,198,460
Machinery - 0.8%
Caterpillar, Inc. (d)	564,597	51,378,327
Road & Rail - 1.0%
Norfolk Southern Corp.	309,450	20,943,576
Union Pacific Corp.	429,740	39,609,136
		60,552,712
TOTAL INDUSTRIALS		614,409,488
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 2.4%
Cisco Systems, Inc.	4,818,644	75,556,338
QUALCOMM, Inc.	1,462,657	75,268,329
		150,824,667
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 6.8%
Apple, Inc. (a)	810,167	$ 311,776,567
Dell, Inc. (a)(d)	1,438,394	21,381,727
EMC Corp. (a)	1,802,609	40,720,937
Hewlett-Packard Co.	1,817,143	47,300,232
		421,179,463
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	220,209	119,124,261
IT Services - 4.0%
International Business Machines Corp. (d)	1,061,117	182,416,623
MasterCard, Inc. Class A	82,491	27,198,108
Visa, Inc. Class A	419,635	36,877,524
		246,492,255
Office Electronics - 0.2%
Xerox Corp.	1,227,562	10,188,765
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp. (d)	4,645,016	93,504,172
Texas Instruments, Inc.	1,017,285	26,663,040
		120,167,212
Software - 4.4%
Microsoft Corp.	6,501,301	172,934,607
Oracle Corp.	3,413,760	95,824,243
		268,758,850
TOTAL INFORMATION TECHNOLOGY		1,336,735,473
MATERIALS - 2.5%
Chemicals - 1.7%
Dow Chemical Co.	1,029,911	29,300,968
E.I. du Pont de Nemours & Co.	813,628	39,273,824
Monsanto Co.	469,564	32,367,047
		100,941,839
Metals & Mining - 0.8%
Alcoa, Inc.	931,907	11,937,729
Freeport-McMoRan Copper & Gold, Inc.	829,931	39,122,947
		51,060,676
TOTAL MATERIALS		152,002,515
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	5,188,192	$ 147,759,708
Verizon Communications, Inc.	2,478,519	89,648,032
		237,407,740
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)(d)	2,620,988	9,854,915
TOTAL TELECOMMUNICATION SERVICES		247,262,655
UTILITIES - 1.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	422,091	16,305,375
Entergy Corp.	155,916	10,167,282
Exelon Corp. (d)	580,309	25,022,924
Southern Co. (d)	743,906	30,767,952
		82,263,533
TOTAL COMMON STOCKS (Cost $6,970,832,116)		6,101,707,890
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.08% 9/29/11 to 3/8/12 (e) (Cost $5,998,915)	$ 6,000,000	5,999,518
Money Market Funds - 8.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	60,215,645	$ 60,215,645
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	460,027,109	460,027,109
TOTAL MONEY MARKET FUNDS (Cost $520,242,754)		520,242,754
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $7,497,073,785)		6,627,950,162
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(471,663,801)
NET ASSETS - 100%		$ 6,156,286,361
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
150 CME S&P 500 Index Contracts	Sept. 2011	$ 45,663,750	$ (2,720,314)
164 CME E-mini S&P 500 Index Contracts	Sept. 2011	9,985,140	(711,186)
TOTAL EQUITY INDEX CONTRACTS		$ 55,648,890	$ (3,431,500)
The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,999,756.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,820
Fidelity Securities Lending Cash Central Fund	52,062
Total	$ 118,882
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 488,680,664	$ 488,680,664	$ -	$ -
Consumer Staples	849,912,166	849,912,166	-	-
Energy	889,680,061	889,680,061	-	-
Financials	767,270,790	767,270,790	-	-
Health Care	673,490,545	673,490,545	-	-
Industrials	614,409,488	614,409,488	-	-
Information Technology	1,336,735,473	1,336,735,473	-	-
Materials	152,002,515	152,002,515	-	-
Telecommunication Services	247,262,655	247,262,655	-	-
Utilities	82,263,533	82,263,533	-	-
U.S. Government and Government Agency Obligations	5,999,518	-	5,999,518	-
Money Market Funds	520,242,754	520,242,754	-	-
Total Investments in Securities:	$ 6,627,950,162	$ 6,621,950,644	$ 5,999,518	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (3,431,500)	$ (3,431,500)	$ -	$ -
Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $7,519,391,197. Net unrealized depreciation aggregated $891,441,035, of which $608,670,245 related to appreciated investment securities and $1,500,111,280 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011